UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03836
ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ	07311

(Address of principal executive offices)	(Zip code)
John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(201) 324-6414

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2010

Item 1. Reports to Stockholders

Anchor Series Trust

Annual Report

December 31, 2010

Table of Contents

Shareholder Letter	1
Expense Example	2
Money Market Portfolio	5
Government and Quality Bond Portfolio	7
Asset Allocation Portfolio	15
Growth and Income Portfolio	31
Growth Portfolio	34
Capital Appreciation Portfolio	38
Natural Resources Portfolio	42
Multi-Asset Portfolio	45
Strategic Multi-Asset Portfolio	51
Statement of Assets and Liabilities	64
Statement of Operations	66
Statement of Changes in Net Assets	68
Notes to Financial Statements	72
Financial Highlights	87
Report of Independent Registered Public Accounting Firm	91
Approval of Advisory Agreements	92
Trustees and Officers Information	96
Shareholders Tax Information	98
Comparisons: Portfolios vs. Indexes	99

Dear Anchor Series Trust Investor:	(unaudited)

We are pleased to present our annual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended December 31, 2010. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jay Wintrob
Chief Executive Officer
SunAmerica Annuity and Life Assurance Company
First SunAmerica Life Insurance Company

February 11, 2011

Note:  All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

ANCHOR SERIES TRUST EXPENSE EXAMPLE	December 31, 2010 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2010 and held until December 31, 2010. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2010” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2010” column and the “Expense Ratio as of December 31, 2010” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2010” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2010” column and the “Expense Ratio as of December 31, 2010” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2010” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

ANCHOR SERIES TRUST EXPENSE EXAMPLE (continued)	December 31, 2010 (unaudited)

	Actual			Hypothetical
					Ending Account
					Value Using a
	Beginning	Ending Account	Expenses Paid	Beginning	Hypothetical	Expenses
	Account	Value Using	During the Six	Account	5% Assumed	Paid During the	Expense
	Value at	Actual Return at	Months Ended	Value at	Return at	Six Months Ended	Ratio as of
	July 1,	December 31,	December 31,	July 1,	December 31,	December 31,	December 31,
Portfolio	2010	2010	2010*	2010	2010	2010*	2010*

Money Market Portfolio
Class 1#	$1,000.00	$1,000.05	$1.21	$1,000.00	$1,024.00	$1.22	0.24%
Government and Quality Bond Portfolio
Class 1	$1,000.00	$1,000.90	$2.98	$1,000.00	$1,022.23	$3.01	0.59%
Class 2	$1,000.00	$1,000.74	$3.73	$1,000.00	$1,021.48	$3.77	0.74%
Class 3	$1,000.00	$1,000.42	$4.24	$1,000.00	$1,020.97	$4.28	0.84%
Asset Allocation Portfolio@
Class 1	$1,000.00	$1,159.23	$4.19	$1,000.00	$1,021.32	$3.92	0.77%
Class 2	$1,000.00	$1,159.11	$5.01	$1,000.00	$1,020.57	$4.69	0.92%
Class 3	$1,000.00	$1,158.39	$5.55	$1,000.00	$1,020.06	$5.19	1.02%
Growth and Income Portfolio@
Class 1	$1,000.00	$1,246.41	$8.78	$1,000.00	$1,017.39	$7.88	1.55%
Growth Portfolio@
Class 1	$1,000.00	$1,256.86	$4.44	$1,000.00	$1,021.27	$3.97	0.78%
Class 2	$1,000.00	$1,256.17	$5.29	$1,000.00	$1,020.52	$4.74	0.93%
Class 3	$1,000.00	$1,255.72	$5.86	$1,000.00	$1,020.01	$5.24	1.03%
Capital Appreciation Portfolio@
Class 1	$1,000.00	$1,307.04	$4.36	$1,000.00	$1,021.42	$3.82	0.75%
Class 2	$1,000.00	$1,305.98	$5.23	$1,000.00	$1,020.67	$4.58	0.90%
Class 3	$1,000.00	$1,305.44	$5.81	$1,000.00	$1,020.16	$5.09	1.00%
Natural Resources Portfolio@
Class 1	$1,000.00	$1,354.55	$4.87	$1,000.00	$1,021.07	$4.18	0.82%
Class 2	$1,000.00	$1,353.37	$5.75	$1,000.00	$1,020.32	$4.94	0.97%
Class 3	$1,000.00	$1,353.10	$6.35	$1,000.00	$1,019.81	$5.45	1.07%
Multi-Asset Portfolio@
Class 1	$1,000.00	$1,146.48	$7.30	$1,000.00	$1,018.40	$6.87	1.35%
Strategic Multi-Asset Portfolio@
Class 1	$1,000.00	$1,192.85	$8.95	$1,000.00	$1,017.04	$8.24	1.62%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days in the period divided by 365. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#	During the stated period, the investment adviser and distributor waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2010” and the “Expense Ratios” would have been higher.

@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows: (see next page)

ANCHOR SERIES TRUST EXPENSE EXAMPLE (continued)	December 31, 2010 (unaudited)

	Actual			Hypothetical
					Ending Account
					Value Using a
	Beginning	Ending Account	Expenses Paid	Beginning	Hypothetical	Expenses
	Account	Value Using	During the Six	Account	5% Assumed	Paid During the	Expense
	Value at	Actual Return at	Months Ended	Value at	Return at	Six Months Ended	Ratio as of
	July 1,	December 31,	December 31,	July 1,	December 31,	December 31,	December 31,
Portfolio	2010	2010	2010*	2010	2010	2010*	2010*

Asset Allocation Portfolio
Class 1	$1,000.00	$1,159.23	$4.14	$1,000.00	$1,021.37	$3.87	0.76%
Class 2	$1,000.00	$1,159.11	$4.95	$1,000.00	$1,020.62	$4.63	0.91%
Class 3	$1,000.00	$1,158.39	$5.49	$1,000.00	$1,020.11	$5.14	1.01%
Growth and Income Portfolio
Class 1	$1,000.00	$1,246.41	$8.78	$1,000.00	$1,017.39	$7.88	1.55%
Growth Portfolio
Class 1	$1,000.00	$1,256.86	$4.44	$1,000.00	$1,021.27	$3.97	0.78%
Class 2	$1,000.00	$1,256.17	$5.29	$1,000.00	$1,020.52	$4.74	0.93%
Class 3	$1,000.00	$1,255.72	$5.86	$1,000.00	$1,020.01	$5.24	1.03%
Capital Appreciation Portfolio
Class 1	$1,000.00	$1,307.04	$4.36	$1,000.00	$1,021.42	$3.82	0.75%
Class 2	$1,000.00	$1,305.98	$5.23	$1,000.00	$1,020.67	$4.58	0.90%
Class 3	$1,000.00	$1,305.44	$5.81	$1,000.00	$1,020.16	$5.09	1.00%
Natural Resources Portfolio
Class 1	$1,000.00	$1,354.55	$4.87	$1,000.00	$1,021.07	$4.18	0.82%
Class 2	$1,000.00	$1,353.37	$5.75	$1,000.00	$1,020.32	$4.94	0.97%
Class 3	$1,000.00	$1,353.10	$6.35	$1,000.00	$1,019.81	$5.45	1.07%
Multi-Asset Portfolio
Class 1	$1,000.00	$1,146.48	$7.30	$1,000.00	$1,018.40	$6.87	1.35%
Strategic Multi-Asset Portfolio
Class 1	$1,000.00	$1,192.85	$8.90	$1,000.00	$1,017.09	$8.19	1.61%

Anchor Series Trust Money Market Portfolio
PORTFOLIO PROFILE — December 31, 2010 — (unaudited)

Industry Allocation*

U.S. Government Agencies	56.7%
Repurchase Agreements	20.7
Commercial Banks	20.6
Diversified Financial Services	2.6

100.6%

Weighted average days to maturity	49.6

*	Calculated as a percentage of net assets

Credit Quality†#

Government-Agency	56.4%
A-1+	9.0
A-1	11.5
Not Rated@	23.1

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

†	Source: Standard & Poor’s

#	Calculated as a percentage of total debt issues

Anchor Series Trust Money Market Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010

	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 79.9%Certificates of Deposit — 18.0%
Bank of Montreal 0.33% due 05/31/11	$100,000	$100,000
Bank of Nova Scotia 0.35% due 06/27/11	200,000	200,000
Citibank NA 0.28% due 01/10/11	200,000	200,000
Credit Agricole Corp. and Investment Bank New York Branch 0.50% due 03/03/11	100,000	100,000
Credit Suisse New York Branch 0.27% due 02/28/11	100,000	100,000
DnB NOR Bank ASA New York Branch 0.35% due 02/16/11	100,000	100,000
Rabobank Nederland New York Branch 0.33% due 03/08/11	100,000	100,000
Royal Bank of Scotland PLC 0.49% due 03/01/11	100,000	100,000
Societe Generale New York Branch 0.40% due 03/15/11	100,000	100,000
Svenska Handelsbanken New York Branch 0.30% due 04/15/11	100,000	100,000
Toronto Dominion Bank New York Branch FRS 0.33% due 10/28/11	100,000	100,000
UBS AG Stamford Branch 0.34% due 03/02/11	100,000	100,000

Total Certificates of Deposit (amortized cost $1,400,000)		1,400,000

Commercial Paper — 5.2%
Bank of America Corp. 0.30% due 01/11/11	200,000	199,983
General Electric Capital Services, Inc. 0.32% due 06/14/11	200,000	199,709

Total Commercial Paper (amortized cost $399,692)		399,692

U.S. Government Agencies — 56.7%
Federal Home Loan Bank
Bonds 0.41% due 12/12/11	200,000	200,000
Federal Home Loan Bank
Disc. Notes 0.15% due 02/16/11	140,000	139,973
0.16% due 01/05/11	186,000	185,997
0.18% due 03/23/11	250,000	249,899
0.20% due 01/12/11	600,000	599,963
0.20% due 01/14/11	380,000	379,973
Federal Home Loan Mtg. Corp.
Disc. Notes 0.20% due 01/10/11	500,000	499,975
0.20% due 01/11/11	150,000	149,992
0.20% due 01/18/11	299,000	298,972
0.20% due 02/14/11	200,000	199,951
0.27% due 03/01/11	400,000	399,823
Federal National Mtg. Assoc.
Disc. Notes
0.15% due 02/09/11	100,000	99,984
0.20% due 01/18/11	398,000	397,962
0.20% due 03/21/11	200,000	199,912
0.25% due 02/17/11	60,000	59,980
0.25% due 07/21/11	245,000	244,658
0.37% due 02/14/11	100,000	99,956

Total U.S. Government Agencies (amortized cost $4,406,970)		4,406,970

Total Short-Term Investment Securities — 79.9% (amortized cost $6,206,662)		6,206,662

REPURCHASE AGREEMENTS — 20.7%
Bank of America Joint Repurchase Agreement(1)	760,000	760,000
UBS Securities LLC Joint Repurchase Agreement(1)	850,000	850,000

Total Repurchase Agreements (amortized cost $1,610,000)		1,610,000

TOTAL INVESTMENTS (amortized cost $7,816,662)(2)	100.6%	7,816,662
Liabilities in excess of other assets	(0.6)	(43,020)

NET ASSETS	100.0%	$7,773,642

(1)	See Note 2 for details on Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.
FRS — Floating Rate Security.
The rates shown on FRS are the current interest rates at December 31, 2010.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
ASSETS:	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Short-Term Investment Securities:
Certificates of Deposit	$—	$1,400,000	$—	$1,400,000
Commercial Paper	—	399,692	—	399,692
U.S. Government Agencies	—	4,406,970	—	4,406,970
Repurchase Agreements	—	1,610,000	—	1,610,000

Total	$—	$7,816,662	$—	$7,816,662

See Notes to Financial Statements

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO PROFILE — December 31, 2010 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	21.8%
U.S. Treasury Notes	15.8
Federal Home Loan Mtg. Corp.	15.7
U.S. Government Treasuries	13.5
Repurchase Agreements	9.7
Diversified Financial Services	7.4
Government National Mtg. Assoc.	4.6
Diversified Banking Institutions	4.5
Municipal Bonds & Notes	2.6
Federal Home Loan Bank	2.3
Federal Farm Credit Bank	2.2
U.S. Treasury Bonds	1.8
Sovereign Agency	1.3
Oil Companies-Integrated	1.1
Schools	1.0
Telephone-Integrated	1.0
Regional Authority	1.0
Banks-Commercial	1.0
Transport-Services	0.9
Finance-Other Services	0.9
Banks-Super Regional	0.8
Retail-Discount	0.7
Electric-Integrated	0.7
Special Purpose Entities	0.6
Medical-Drugs	0.6
Telecom Services	0.5
Insurance-Life/Health	0.5
Diversified Manufacturing Operations	0.5
Computers	0.5
Finance-Investment Banker/Broker	0.5
Electric-Distribution	0.4
Aerospace/Defense	0.3
Insurance-Multi-line	0.3
Medical Labs & Testing Services	0.3
Medical-Biomedical/Gene	0.3
Sovereign	0.3
Airlines	0.2
Finance-Commercial	0.2
Banks-Money Center	0.2
Electric-Generation	0.1
Finance-Consumer Loans	0.1

118.7%

*	Calculated as a percentage of net assets

Credit Quality†#

Government — Agency	51.3%
Government — Treasury	18.5
AAA	9.6
AA	6.8
A	12.8
Not Rated@	1.0

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

†	Source: Standard & Poor’s

#	Calculated as a percentage of total debt issues, excluding short-term investments.

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010

	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES — 4.5%
Diversified Financial Services — 4.5%
Banc of America Commercial Mtg., Inc. VRS Series 2006-2, Class A4 5.74% due 05/10/45(1)	$3,000,000	$3,284,287
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(1)	5,000,000	5,256,779
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(1)	5,000,000	5,304,260
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2006-PW11, Class A4 5.46% due 03/11/39(1)	3,870,000	4,184,203
Citibank Credit Card Issuance Trust Series 2007-A8, Class A8 5.65% due 09/20/19	4,975,000	5,657,751
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.22% due 07/15/44(1)	4,700,000	5,058,203
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.76% due 06/10/46(1)	4,500,000	4,920,182
Harley-Davidson Motorcycle Trust Series 2006-3, Class A4 5.22% due 06/15/13	1,327,482	1,351,003
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	235,093	245,727
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	4,700,000	5,008,005
USAA Auto Owner Trust Series 2008-1, Class A4 4.50% due 10/15/13	4,930,213	5,042,723
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/42(1)	4,650,000	4,992,417

Total Asset Backed Securities (cost $46,777,333)		50,305,540

U.S. CORPORATE BONDS & NOTES — 19.4%
Aerospace/Defense — 0.3%
The Boeing Co. Senior Notes 3.75% due 11/20/16	3,285,000	3,437,082

Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	2,482,256	2,730,482

Banks-Money Center — 0.2%
Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	2,253,508

Banks-Super Regional — 0.8%
US Bancorp Senior Sub. Debentures 7.50% due 06/01/26	400,000	449,349
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	3,199,482
Wachovia Corp. Senior Notes 5.75% due 06/15/17	5,000,000	5,535,220

		9,184,051

Computers — 0.5%
Hewlett-Packard Co. Senior Notes 5.25% due 03/01/12	5,000,000	5,255,530

Diversified Banking Institutions — 4.5%
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	9,000,000	9,321,444
Bank of America Corp. Senior Notes 5.88% due 01/05/21	1,400,000	1,448,451
Bank of America Corp. Senior Notes 7.63% due 06/01/19	4,000,000	4,605,740
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	5,335,000	5,846,552
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	3,000,000	3,286,581
Citigroup, Inc. Senior Notes 8.13% due 07/15/39	260,000	330,756
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/15	3,500,000	3,622,108
JPMorgan Chase & Co. Notes 4.95% due 03/25/20	2,000,000	2,053,140
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,782,999
Morgan Stanley Senior Notes 5.45% due 01/09/17	5,000,000	5,185,080
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	2,643,595
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	4,000,000	4,404,772
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	2,720,000	2,780,917

		50,312,135

Diversified Financial Services — 2.9%
General Electric Capital Corp. FDIC Guar. Notes 2.00% due 09/28/12	9,795,000	10,005,073

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)

General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	$10,000,000	$10,211,610
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	6,000,000	5,904,942
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	5,000,000	5,660,590

		31,782,215

Electric-Integrated — 0.7%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	1,770,000	1,987,652
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	645,000	713,086
PECO Energy Co. 1st Refunding Mtg. Bonds 5.35% due 03/01/18	1,510,000	1,675,014
Public Service Co. of Colorado 1st Mtg. Notes 5.13% due 06/01/19	2,995,000	3,266,221

		7,641,973

Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 06/24/15	2,250,000	2,282,697

Finance-Consumer Loans — 0.1%
John Deere Capital Corp. Senior Notes 2.95% due 03/09/15	755,000	775,594

Finance-Investment Banker/Broker — 0.5%
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	4,900,000	5,168,491

Finance-Other Services — 0.9%
NYSE Euronext Senior Notes 4.80% due 06/28/13	3,925,000	4,212,863
Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/17	5,960,000	5,640,481

		9,853,344

Insurance-Life/Health — 0.5%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/24*	5,000,000	5,505,920

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 5.00% due 06/15/15	3,030,000	3,281,508

Medical Labs & Testing Services — 0.3%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	2,500,000	2,907,098

Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 5.70% due 02/01/19	2,500,000	2,842,260

Medical-Drugs — 0.6%
Merck & Co., Inc. Senior Notes 5.13% due 11/15/11	4,000,000	4,154,736
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	2,500,000	2,928,403

		7,083,139

Oil Companies-Integrated — 0.3%
ConocoPhillips Company Guar. Notes 4.40% due 05/15/13	3,250,000	3,489,395

Retail-Discount — 0.7%
Target Corp. Senior Notes 5.38% due 05/01/17	3,000,000	3,362,043
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/20	5,000,000	4,865,915

		8,227,958

Schools — 1.0%
President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,408,650
Stanford University Debentures 6.88% due 02/01/24	5,000,000	6,031,550

		11,440,200

Sovereign Agency — 0.8%
Tennessee Valley Authority Senior Notes 4.63% due 09/15/60	9,400,000	8,792,318

Special Purpose Entity — 0.4%
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/22	3,420,600	4,427,112

Telecom Services — 0.5%
Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	430,000	439,282
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	5,000,000	5,418,810

		5,858,092

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	3,040,000	3,222,339
AT&T, Inc. Senior Notes 6.80% due 05/15/36	950,000	1,052,138
BellSouth Corp. Senior Notes 6.55% due 06/15/34	4,865,000	5,116,540

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)

Verizon Communications, Inc. Senior Notes 4.35% due 02/15/13	$1,735,000	$1,845,010

		11,236,027

Transport-Services — 0.9%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	3,315,398	3,614,882
United Parcel Service, Inc. Senior Notes 8.38% due 04/01/20	5,000,000	6,625,780

		10,240,662

Total U.S. Corporate Bonds & Notes (cost $206,826,613)		216,008,791

FOREIGN CORPORATE BONDS & NOTES — 3.0%
Banks-Commercial — 1.0%
Credit Suisse New York Senior Notes 3.50% due 03/23/15	2,435,000	2,494,173
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	1,645,000	1,695,608
Rabobank Nederland NV Senior Notes 3.20% due 03/11/15*	3,500,000	3,563,000
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/20*	3,000,000	3,123,405

		10,876,186

Diversified Manufacturing Operations — 0.5%
Siemens Financieringsmat NV Company Guar. Notes 5.75% due 10/17/16*	4,725,000	5,428,614

Electric-Distribution — 0.4%
Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/22	3,000,000	4,134,219

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/16*	1,385,000	1,455,961

Oil Companies-Integrated — 0.8%
Shell International Finance BV Company Guar. Notes 3.10% due 06/28/15	3,000,000	3,080,847
Shell International Finance BV Company Guar. Notes 3.25% due 09/22/15	3,000,000	3,081,744
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/20	2,625,000	2,753,250

		8,915,841

Special Purpose Entity — 0.2%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/19*	2,900,000	2,948,360

Total Foreign Corporate Bonds & Notes (cost $31,037,583)		33,759,181

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15 (cost $2,718,375)	2,500,000	2,740,150

MUNICIPAL BONDS & NOTES — 2.6%
Atlanta Downtown Development Authority
Revenue Bonds 6.88% due 02/01/21	5,700,000	6,497,544
Bay Area Toll Authority Revenue Bonds 6.26% due 04/01/49	2,400,000	2,371,368
Irvine Ranch, California Water District Revenue Bonds 2.61% due 03/15/14	2,500,000	2,538,000
Maryland State Transportation Authority
Revenue Bonds 5.89% due 07/01/43	1,245,000	1,291,214
North Texas Tollway Authority Revenue Bonds 6.72% due 01/01/49	3,450,000	3,377,550
Oregon School Boards Assoc. Revenue Bonds 4.76% due 06/30/28	2,800,000	2,490,460
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/39	885,000	904,558
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/26	2,500,000	2,579,675
University of California Revenue Bonds 5.77% due 05/15/43	2,955,000	2,784,201
University of California Revenue Bonds Series F 6.58 due 05/15/49	1,710,000	1,671,645
University of Missouri System Revenue Bonds 5.96% due 11/01/39	2,170,000	2,236,793

Total Municipal Bonds & Notes (cost $29,125,430)		28,743,008

U.S. GOVERNMENT AGENCIES — 48.1%
Federal Farm Credit Bank — 2.2%
4.88% due 01/14/11*	24,800,000	24,835,531

Federal Home Loan Bank — 2.3%
4.88% due 11/18/11	11,375,000	11,817,123
5.13% due 08/14/13	13,000,000	14,394,471

		26,211,594

Federal Home Loan Mtg. Corp. — 15.7%
4.00% due January TBA	81,000,000	80,405,136
4.50% due 08/01/35	497,412	512,831
4.50% due 09/01/35	52,387	54,011

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)

4.50% due 10/01/35	$2,206,841	$2,274,997
4.50% due 12/01/35	2,554,330	2,633,509
4.50% due 02/01/39	25,876,470	26,557,425
4.50% due 03/01/39	5,877,447	6,028,412
4.50% due January TBA	13,800,000	14,140,694
5.00% due 11/01/35	441,698	465,738
6.00% due 01/01/36	7,563,248	8,243,407
6.00% due 03/01/37	2,502,063	2,719,253
6.00% due 04/01/37	9,021,283	9,781,817
6.00% due 09/01/37	7,070,641	7,770,578
6.00% due 12/01/39	762,258	826,244
6.00% due January TBA	12,000,000	12,997,500
7.50% due 05/01/27	4,526	5,180

		175,416,732

Federal National Mtg. Assoc. — 21.8%
3.50% due January TBA	31,500,000	31,716,562
3.88% due 07/12/13	6,800,000	7,302,921
4.00% due January TBA	8,500,000	8,454,848
4.50% due 04/01/35	331,897	342,549
4.50% due 08/01/35	2,379,943	2,456,320
4.50% due 09/01/35	8,885,022	9,170,157
4.50% due 12/01/35	38,538	39,774
4.50% due 03/01/38	2,329,884	2,393,731
4.50% due 04/01/38	590,813	607,004
4.50% due 09/01/38	359,677	369,534
4.50% due 01/01/39	74,768	76,825
4.50% due 02/01/39	9,459,426	9,719,148
4.50% due 03/01/39	1,130,377	1,161,531
5.00% due 06/01/33	52,112	55,116
5.00% due 07/01/33	1,223,506	1,294,043
5.00% due 11/01/33	436,490	461,654
5.00% due 03/01/34	2,976,846	3,148,465
5.00% due 07/01/35	449,609	474,686
5.00% due 08/01/35	499,312	527,162
5.00% due 09/01/35	421,719	445,242
5.00% due 10/01/35	1,253,999	1,323,942
5.00% due 11/01/35	51,116	53,967
5.00% due 05/01/36	237,340	252,346
5.00% due 06/01/36	135,671	143,238
5.00% due January TBA	76,000,000	79,895,000
5.50% due 09/01/34	25,410	27,350
5.50% due 04/01/36	557,163	597,432
5.50% due 12/01/36	452,102	484,777
5.50% due 01/01/37	21,305	22,812
5.50% due 02/01/37	1,766,985	1,897,611
5.50% due 03/01/37	696,025	745,304
5.50% due 07/01/37	33,997	36,400
5.50% due 08/01/37	186,838	200,050
5.50% due 09/01/37	812,626	870,088
5.50% due 11/01/37	156,672	167,750
5.50% due 12/01/37	431,374	461,877
5.50% due 01/01/38	803,991	860,716
5.50% due 02/01/38	21,818,595	23,358,163
5.50% due 03/01/38	11,052,179	11,831,960
5.50% due 04/01/38	974,568	1,043,337
5.50% due 06/01/38	1,151,819	1,233,686
5.50% due 07/01/38	339,657	363,621
5.50% due 08/01/38	472,258	505,578
5.50% due 09/01/38	201,091	215,310
5.50% due 10/01/38	337,634	361,532
5.50% due 11/01/38	616,694	660,274
5.50% due 12/01/38	66,195	70,866
5.50% due 06/01/39	524,272	561,344
5.50% due 07/01/39	36,399	38,962
5.50% due 09/01/39	167,649	180,122
5.50% due 12/01/39	166,580	178,455
5.50% due 05/01/40	50,237	53,774
5.50% due 06/01/40	54,511	58,348
5.50% due January TBA	14,000,000	14,977,816
6.00% due 07/01/38	12,301,873	13,409,537
6.00% due 04/01/39	5,440,118	5,935,520

		243,296,137

Government National Mtg. Assoc. — 4.6%
4.00% due January TBA	8,500,000	8,557,112
5.00% due 07/15/33	5,835,807	6,228,488
5.00% due 10/15/33	453,226	483,724
5.00% due 11/15/33	350,684	374,280
5.00% due 12/15/33	93,016	99,339
5.00% due 01/15/34	727,945	781,324
5.00% due 02/15/34	347,690	373,150
5.00% due 03/15/34	14,102	15,164
5.00% due 05/15/34	22,827	24,627
5.00% due 09/15/35	414,791	446,538
5.00% due 11/15/35	53,218	56,699
5.00% due 12/15/35	129,279	137,737
5.00% due 02/15/36	86,340	91,907
5.00% due 03/15/36	80,014	85,838
5.00% due 05/15/36	32,406	34,495
5.00% due 09/15/36	32,572	34,672
5.00% due 10/15/37	43,708	46,506
5.00% due 04/15/38	16,532	17,588
5.00% due 05/15/38	56,900	61,171
5.00% due 06/15/38	37,034	39,399
5.00% due 07/15/38	1,446,879	1,539,263
5.00% due 08/15/38	2,409,433	2,583,679
5.00% due 09/15/38	2,376,340	2,528,070
5.50% due 10/15/32	21,640	23,516
5.50% due 11/15/32	33,309	36,197
5.50% due 02/15/33	539,054	585,629
5.50% due 03/15/33	448,377	487,118
5.50% due 05/15/33	246,396	267,685
5.50% due 06/15/33	278,003	302,023
5.50% due 07/15/33	49,876	54,185
5.50% due 08/15/33	50,121	54,452
5.50% due 09/15/33	30,146	32,750
5.50% due 11/15/33	612,173	665,065
5.50% due 01/15/34	600,412	652,100
5.50% due 02/15/34	312,074	338,979
5.50% due 03/15/34	3,045,829	3,308,040
5.50% due 04/15/34	106,929	116,653
5.50% due 05/15/34	172,069	188,095
5.50% due 06/15/34	85,186	92,520
5.50% due 07/15/34	116,800	126,855
5.50% due 08/15/34	72,489	78,743
5.50% due 09/15/34	1,061,676	1,153,909
5.50% due 10/15/34	1,070,363	1,164,516

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)

5.50% due 04/15/36	$118,538	$130,003
5.50% due 04/15/37	4,325,748	4,683,952
6.00% due 03/15/28	21,701	23,961
6.00% due 06/15/28	19,178	21,174
6.00% due 08/15/28	82,077	90,622
6.00% due 09/15/28	82,062	90,605
6.00% due 10/15/28	15,855	17,505
6.00% due 11/15/28	16,131	17,811
6.00% due 12/15/28	192,802	213,255
6.00% due 03/15/29	2,388	2,636
6.00% due 04/15/29	7,482	8,260
6.00% due 07/15/31	5,046	5,572
6.00% due 01/15/32	41,690	46,031
6.00% due 02/15/32	1,419	1,567
6.00% due 07/15/32	17,426	19,240
6.00% due 09/15/32	24,301	26,833
6.00% due 10/15/32	653,241	721,249
6.00% due 11/15/32	31,016	34,245
6.00% due 01/15/33	5,425	6,032
6.00% due 02/15/33	94,859	105,476
6.00% due 03/15/33	98,370	109,380
6.00% due 04/15/33	129,863	144,398
6.00% due 05/15/33	147,104	163,568
6.00% due 12/15/33	89,794	99,201
6.00% due 08/15/34	13,791	15,330
6.00% due 09/15/34	261,717	290,942
6.00% due 10/15/34	176,015	195,659
6.50% due 04/15/11	40	40
6.50% due 02/15/12	996	1,006
6.50% due 10/15/12	2,950	3,220
6.50% due 11/15/12	7,704	8,411
6.50% due 01/15/13	3,590	3,919
6.50% due 05/15/13	9,255	10,104
6.50% due 01/15/14	26,878	29,343
6.50% due 02/15/14	1,996	2,179
6.50% due 03/15/14	72,870	79,554
6.50% due 04/15/14	36,550	39,903
6.50% due 05/15/14	64,522	70,440
6.50% due 06/15/14	2,714	2,950
6.50% due 07/15/14	1,853	2,023
6.50% due 08/15/14	47,894	52,286
6.50% due 10/15/14	76	83
6.50% due 05/15/23	8,966	10,161
6.50% due 06/15/23	11,402	12,922
6.50% due 07/15/23	57,945	65,672
6.50% due 08/15/23	10,224	11,588
6.50% due 10/15/23	40,799	46,241
6.50% due 11/15/23	64,366	72,950
6.50% due 12/15/23	161,974	183,573
6.50% due 03/15/26	44,648	50,625
6.50% due 02/15/27	5,840	6,631
6.50% due 12/15/27	3,900	4,425
6.50% due 01/15/28	54,395	61,745
6.50% due 02/15/28	60,246	68,398
6.50% due 03/15/28	107,380	121,925
6.50% due 04/15/28	64,218	72,906
6.50% due 05/15/28	169,235	192,139
6.50% due 06/15/28	204,467	232,139
6.50% due 07/15/28	200,574	227,718
6.50% due 08/15/28	173,960	197,505
6.50% due 09/15/28	171,868	195,129
6.50% due 10/15/28	531,928	603,916
6.50% due 11/15/28	147,652	167,651
6.50% due 12/15/28	159,653	181,271
6.50% due 01/15/29	4,152	4,714
6.50% due 02/15/29	42,598	48,367
6.50% due 03/15/29	41,013	46,564
6.50% due 04/15/29	35,561	40,373
6.50% due 05/15/29	127,300	144,529
6.50% due 06/15/29	52,796	59,941
6.50% due 03/15/31	13,215	15,004
6.50% due 04/15/31	3,379	3,836
6.50% due 05/15/31	191,020	216,872
6.50% due 06/15/31	160,291	181,984
6.50% due 07/15/31	418,894	475,584
6.50% due 08/15/31	98,693	112,049
6.50% due 09/15/31	209,938	238,349
6.50% due 10/15/31	202,897	230,354
6.50% due 11/15/31	68,355	77,607
6.50% due 01/15/32	391,235	444,181
6.50% due 02/15/32	110,422	125,365
6.50% due 03/15/32	2,043	2,319
6.50% due 04/15/32	140,864	159,928
6.50% due 05/15/32	272,869	309,799
7.00% due 03/15/11	1,067	1,087
7.00% due 04/15/11	149	152
7.00% due 05/15/11	1,021	1,040
7.00% due 07/15/11	1,022	1,040
7.00% due 08/15/11	425	433
7.00% due 09/15/11	3,206	3,266
7.00% due 11/15/11	2,329	2,372
7.00% due 12/15/11	4,298	4,379
7.00% due 01/15/12	1,971	2,058
7.00% due 12/15/12	6,397	6,681
7.00% due 11/15/31	316,056	359,575
7.00% due 03/15/32	30,374	34,774
7.00% due 01/15/33	79,417	91,000
7.00% due 05/15/33	214,434	245,015
7.00% due 07/15/33	162,677	185,744
7.00% due 10/15/34	32,114	36,787
8.00% due 10/15/29	487	491
8.00% due 11/15/29	9,722	10,099
8.00% due 12/15/29	17,839	20,121
8.00% due 01/15/30	25,405	29,542
8.00% due 03/15/30	288	300
8.00% due 04/15/30	53,616	55,993
8.00% due 06/15/30	1,896	2,050
8.00% due 08/15/30	14,654	17,341
8.00% due 09/15/30	27,209	29,437
8.00% due 11/15/30	8,701	10,184
8.00% due 12/15/30	5,822	6,869
8.00% due 02/15/31	62,573	74,788
8.00% due 03/15/31	14,058	14,545
10.00% due 03/20/14	2,316	2,332
10.00% due 06/20/14	1,173	1,181
10.00% due 07/20/14	3,127	3,149
10.00% due 04/20/16	10,384	11,424

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)

10.00% due 05/20/16	$4,723	$5,377
10.00% due 08/20/16	1,761	1,938
10.00% due 01/20/17	4,446	4,976
10.00% due 02/20/17	3,983	4,019
10.00% due 03/20/17	7,862	8,660
12.75% due 07/15/14	19,189	19,366
13.50% due 09/20/14	882	1,043
REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(2)	963,372	1,107,651
Series 2005-74, Class HA
7.50% due 09/16/35(2)	243,220	278,683
Series 2005-74, Class HC
7.50% due 09/16/35(2)	346,290	396,654

		50,778,333

Regional Authority — 1.0%
U.S. Department of Housing and Urban Development Sec. Notes 5.05% due 08/01/13	10,000,000	11,032,640

Sovereign Agency — 0.5%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	2,050,000	1,965,395
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	1,630,000	1,559,944
Resolution Funding Corp. STRIPS zero coupon due 07/15/20	2,500,000	1,747,075

		5,272,414

Total U.S. Government Agencies (cost $525,631,576)		536,843,381

U.S. GOVERNMENT TREASURIES — 17.6%
U.S. Treasury Bonds — 1.8%
4.25% due 05/15/39	20,200,000	19,900,151

U.S. Treasury Notes — 15.8%
0.88% due 04/30/11	15,000,000	15,033,990
1.25% due 10/31/15	21,000,000	20,324,052
1.38% due 02/15/12	10,500,000	10,618,125
1.38% due 05/15/12	20,000,000	20,265,620
1.88% due 02/28/14	22,000,000	22,529,364
2.38% due 02/28/15	25,000,000	25,765,750
2.75% due 02/15/19	11,000,000	10,858,199
3.13% due 09/30/13	24,500,000	25,991,046
3.13% due 04/30/17	10,000,000	10,361,720
3.50% due 05/15/20	4,350,000	4,456,053
3.63% due 02/15/20	10,200,000	10,585,682

		176,789,601

Total U.S. Government Treasuries (cost $195,638,247)		196,689,752

Total Long-Term Investment Securities (cost $1,037,755,157)		1,065,089,803

SHORT-TERM INVESTMENT SECURITIES — 13.5%
U.S. Government Treasuries — 13.5%
U.S. Treasury Bills 0.11% due 02/24/11 (cost $149,973,310)	150,000,000	149,973,310

REPURCHASE AGREEMENTS — 9.7%
Bank of America Joint Repurchase Agreement(3)	51,225,000	51,225,000
UBS Securities LLC Joint Repurchase Agreement(3)	57,005,000	57,005,000

Total Repurchase Agreements (cost $108,230,000)		108,230,000

TOTAL INVESTMENTS (cost $1,295,958,467)(4)	118.7%	1,323,293,113
Liabilities in excess of other assets	(18.7)	(208,128,738)

NET ASSETS	100.0%	$1,115,164,375

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2010, the aggregate value of these securities was $51,709,224 representing 4.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	See Note 2 for details on Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
FDIC — Federal Deposit Insurance Corporation
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Separate trading of registered interest and principal of securities.
TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
VRS — Variable Rate Securities
The rates shown on VRS are the current interest rates at December 31, 2010.
The dates shown on debt obligations are the original maturity dates.

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
ASSETS:	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Asset Backed Securities	$—	$50,305,540	$—	$50,305,540
U.S. Corporate Bonds & Notes	—	213,278,309	2,730,482	216,008,791
Foreign Corporate Bonds & Notes	—	33,759,181	—	33,759,181
Foreign Government Agencies	—	2,740,150	—	2,740,150
Municipal Bonds & Notes	—	28,743,008	—	28,743,008
U.S. Government Agencies	—	536,843,381	—	536,843,381
U.S. Government Treasuries	—	196,689,752	—	196,689,752
Short-Term Investment Securities:
U.S. Government Treasuries	—	149,973,310	—	149,973,310
Repurchase Agreements	—	108,230,000	—	108,230,000

Total	$—	$1,320,562,631	$2,730,482	$1,323,293,113

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

U.S. Corporate
Bonds & Notes

Balance as of 12/31/2009	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3(1)	2,730,482

Balance as of 12/31/2010	$2,730,482

(1)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO PROFILE — December 31, 2010 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	6.4%
Federal Home Loan Mtg. Corp.	5.4
Real Estate Investment Trusts	5.0
Repurchase Agreement	4.6
Medical-Drugs	3.8
Diversified Financial Services	3.2
Oil Companies-Integrated	3.1
Electric-Integrated	3.1
Pipelines	1.9
Electronic Components-Semiconductors	1.8
Diversified Banking Institutions	1.8
Oil Companies-Exploration & Production	1.7
Banks-Super Regional	1.6
Telephone-Integrated	1.5
Diversified Manufacturing Operations	1.5
Retail-Restaurants	1.3
Applications Software	1.3
Banks-Commercial	1.3
Food-Misc.	1.3
Government National Mtg. Assoc.	1.2
Medical Products	1.1
Insurance-Multi-line	1.1
Insurance-Property/Casualty	1.0
Aerospace/Defense	1.0
Insurance-Reinsurance	0.9
Gas-Distribution	0.9
Investment Management/Advisor Services	0.9
Retail-Discount	0.9
Telecom Services	0.9
Cellular Telecom	0.8
Enterprise Software/Service	0.8
Computers	0.8
Consumer Products-Misc.	0.8
Finance-Investment Banker/Broker	0.7
Banks-Fiduciary	0.7
Medical-Biomedical/Gene	0.7
Casino Hotels	0.7
Toys	0.7
Beverages-Non-alcoholic	0.7
Medical-Generic Drugs	0.7
Multimedia	0.7
Food-Retail	0.7
Machinery-Farming	0.6
Auto-Cars/Light Trucks	0.6
Steel-Producers	0.6
Savings & Loans/Thrifts	0.6
Transport-Rail	0.6
U.S. Treasury Bonds	0.5
Wireless Equipment	0.5
Cosmetics & Toiletries	0.5
Casino Services	0.5
Cruise Lines	0.5
Auto/Truck Parts & Equipment-Original	0.5
Commercial Services-Finance	0.5
Medical Instruments	0.5
Distribution/Wholesale	0.5
Transport-Services	0.5
Medical-HMO	0.4
Web Portals/ISP	0.4
Chemicals-Diversified	0.4
Medical-Hospitals	0.4
Retail-Major Department Stores	0.4
Oil & Gas Drilling	0.4%
Publishing-Books	0.4
MRI/Medical Diagnostic Imaging	0.4
Semiconductor Components-Integrated Circuits	0.4
Gold Mining	0.4
Computer Services	0.4
Electric Products-Misc.	0.3
E-Commerce/Services	0.3
Apparel Manufacturers	0.3
Instruments-Scientific	0.3
E-Commerce/Products	0.3
Networking Products	0.3
Retail-Regional Department Stores	0.3
Chemicals-Specialty	0.3
Sovereign	0.3
Cable/Satellite TV	0.3
Leisure Products	0.3
Retail-Convenience Store	0.3
Building-Heavy Construction	0.3
U.S. Treasury Notes	0.3
Security Services	0.3
Airlines	0.3
Water	0.3
Auto-Heavy Duty Trucks	0.3
Import/Export	0.3
Computers-Memory Devices	0.3
Agricultural Chemicals	0.3
Tobacco	0.3
Television	0.2
Rubber-Tires	0.2
Insurance-Life/Health	0.2
Retail-Building Products	0.2
Machinery-Construction & Mining	0.2
Forestry	0.2
Insurance Brokers	0.2
Electronic Measurement Instruments	0.2
Finance-Other Services	0.2
Exchange-Traded Funds	0.2
Real Estate Operations & Development	0.2
Agricultural Operations	0.2
Semiconductor Equipment	0.2
Entertainment Software	0.2
Internet Infrastructure Software	0.2
Athletic Footwear	0.2
Medical-Wholesale Drug Distribution	0.2
Engineering/R&D Services	0.2
Finance-Credit Card	0.2
Diversified Minerals	0.2
Food-Wholesale/Distribution	0.2
Publishing-Periodicals	0.2
Retail-Automobile	0.2
Oil Refining & Marketing	0.2
Non-Hazardous Waste Disposal	0.2
Hotels/Motels	0.2
Commercial Services	0.2
Retail-Bedding	0.2
Electronic Forms	0.2
Medical Labs & Testing Services	0.2
Physical Therapy/Rehabilitation Centers	0.1
Coatings/Paint	0.1
Rental Auto/Equipment	0.1
Gambling (Non-Hotel)	0.1

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO PROFILE — December 31, 2010 — (unaudited) — (continued)

Oil Field Machinery & Equipment	0.1%
Metal-Copper	0.1
Electronic Components-Misc.	0.1
Human Resources	0.1
Data Processing/Management	0.1
Metal Processors & Fabrication	0.1
Industrial Gases	0.1
Independent Power Producers	0.1
Finance-Auto Loans	0.1
Machine Tools & Related Products	0.1
Retail-Jewelry	0.1
Electronic Parts Distribution	0.1
Machinery-General Industrial	0.1
Transport-Marine	0.1
Retail-Apparel/Shoe	0.1
Pharmacy Services	0.1
Vitamins & Nutrition Products	0.1
Lasers-System/Components	0.1
Dialysis Centers	0.1
Oil-Field Services	0.1
Special Purpose Entities	0.1
Quarrying	0.1
Building & Construction Products-Misc.	0.1
Transport-Truck	0.1
Veterinary Diagnostics	0.1
Beverages-Wine/Spirits	0.1
Retail-Propane Distribution	0.1
Computer Aided Design	0.1
Transport-Equipment & Leasing	0.1
Machinery-Material Handling	0.1
Computer Data Security	0.1
Investment Companies	0.1
Retail-Video Rentals	0.1
Finance-Commercial	0.1

99.8%

*	Calculated as a percentage of net assets

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 63.6%
Aerospace/Defense — 0.8%
Esterline Technologies Corp.†	1,500	$102,885
Lockheed Martin Corp.	6,000	419,460
Northrop Grumman Corp.	2,310	149,642
Raytheon Co.	12,500	579,250
Spirit Aerosystems Holdings, Inc., Class A†	8,800	183,128
Teledyne Technologies, Inc.†	2,925	128,612
The Boeing Co.	7,253	473,331

		2,036,308

Aerospace/Defense-Equipment — 0.0%
HEICO Corp.	900	45,927

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	925	125,014
Monsanto Co.	2,600	181,064
Potash Corp. of Saskatchewan, Inc.	1,700	263,211
Terra Nitrogen Co LP	800	86,488

		655,777

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	8,350	251,168

Airlines — 0.3%
Alaska Air Group, Inc.†	4,206	238,438
AMR Corp.†	17,300	134,767
Cathay Pacific Airways, Ltd. ADR	8,768	121,700
United Continental Holdings, Inc.†	8,715	207,591

		702,496

Apparel Manufacturers — 0.3%
Columbia Sportswear Co.	2,730	164,619
VF Corp.	7,700	663,586

		828,205

Applications Software — 1.3%
Actuate Corp.†	10,181	58,032
Intuit, Inc.†	4,000	197,200
Microsoft Corp.	68,500	1,912,520
Quest Software, Inc.†	6,800	188,632
Red Hat, Inc.†	4,300	196,295
Sage Group PLC ADR	31,600	543,836
Salesforce.com, Inc.†	1,100	145,200

		3,241,715

Athletic Footwear — 0.2%
NIKE, Inc., Class B	5,690	486,040

Auction House/Art Dealers — 0.0%
Sotheby’s	1,500	67,500

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.†	40,000	671,600
General Motors Co.†	4,000	147,440
Nissan Motor Co., Ltd. ADR	3,081	58,416
Toyota Motor Co. ADR	8,000	629,040

		1,506,496

Auto-Heavy Duty Trucks — 0.3%
New Flyer Industries, Inc.*	11,900	135,480
PACCAR, Inc.	9,655	554,390

		689,870

Auto/Truck Parts & Equipment-Original — 0.5%
China Yuchai International, Ltd.	17,800	564,082
Johnson Controls, Inc.	11,350	433,570
Magna International, Inc., Class A	4,100	213,200
Tenneco, Inc.†	1,200	49,392

		1,260,244

Banks-Commercial — 1.2%
Banco Santander SA ADR	55,100	586,815
Bank of Nova Scotia	11,020	630,344
City Holding Co.	2,000	72,460
City National Corp.	2,425	148,798
Community Trust Bancorp, Inc.	3,700	107,152
Cullen/Frost Bankers, Inc.	2,185	133,547
East West Bancorp, Inc.	4,865	95,111
F.N.B. Corp.	9,700	95,254
FirstMerit Corp.	5,022	99,385
M&T Bank Corp.	6,300	548,415
Signature Bank†	1,500	75,000
TCF Financial Corp.	5,930	87,823
Trustco Bank Corp. NY	11,600	73,544
Washington Trust Bancorp, Inc.	3,900	85,332
Westamerica Bancorporation	2,125	117,874

		2,956,854

Banks-Fiduciary — 0.7%
Northern Trust Corp.	12,200	676,002
State Street Corp.	5,700	264,138
The Bank of New York Mellon Corp.	27,558	832,252

		1,772,392

Banks-Super Regional — 0.9%
Fifth Third Bancorp	18,000	264,240
US Bancorp	29,600	798,312
Wells Fargo & Co.	35,548	1,101,633

		2,164,185

Beverages-Non-alcoholic — 0.7%
Dr Pepper Snapple Group, Inc.	6,519	229,208
PepsiCo, Inc.	11,420	746,069
The Coca-Cola Co.	10,400	684,008

		1,659,285

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	1,950	135,759

Brewery — 0.0%
Molson Coors Brewing Co., Class B	1,900	95,361

Building & Construction Products-Misc. — 0.1%
Simpson Manufacturing Co., Inc.	4,947	152,912

Building Products-Cement — 0.0%
Cemex SAB de CV ADR†	2,980	31,916

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	3,794	51,105

Building-Heavy Construction — 0.3%
Granite Construction, Inc.	3,300	90,519
Vinci SA ADR	46,200	630,630

		721,149

Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	1,200	18,240

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Building-Residential/Commercial — 0.0%
KB Home	1,175	$15,851

Cable/Satellite TV — 0.1%
Time Warner Cable, Inc.	3,513	231,963

Casino Hotels — 0.2%
Las Vegas Sands Corp.†	10,000	459,500

Cellular Telecom — 0.8%
China Mobile, Ltd. ADR	3,075	152,581
Mobile Telesystems ADR	26,900	561,403
Syniverse Holdings, Inc.†	2,500	77,125
Vodafone Group PLC ADR	45,125	1,192,654

		1,983,763

Chemicals-Diversified — 0.3%
E.I. du Pont de Nemours & Co.	9,400	468,872
FMC Corp.	1,885	150,593
Huntsman Corp.	7,500	117,075

		736,540

Chemicals-Specialty — 0.3%
Arch Chemicals, Inc.	2,200	83,446
Cabot Corp.	4,100	154,365
Canexus Income Fund(1)	13,700	97,414
Lubrizol Corp.	1,700	181,696
NewMarket Corp.	600	74,022
Sensient Technologies Corp.	2,300	84,479
Sigma-Aldrich Corp.	1,500	99,840

		775,262

Coal — 0.0%
Alliance Resource Partners L.P.	900	59,184

Coatings/Paint — 0.1%
RPM International, Inc.	5,400	119,340
Valspar Corp.	6,700	231,016

		350,356

Commercial Services — 0.1%
Providence Service Corp.†	2,100	33,747
Weight Watchers International, Inc.	3,200	119,968

		153,715

Commercial Services-Finance — 0.5%
Automatic Data Processing, Inc.	6,400	296,192
Lender Processing Services, Inc.	7,431	219,363
Mastercard, Inc., Class A	1,500	336,165
Visa, Inc., Class A	5,000	351,900

		1,203,620

Computer Aided Design — 0.1%
Autodesk, Inc.†	3,275	125,105

Computer Data Security — 0.1%
Fortinet, Inc.†	3,500	113,225

Computer Services — 0.4%
Cognizant Technology Solutions Corp., Class A†	5,000	366,450
International Business Machines Corp.	3,020	443,215
Manhattan Associates, Inc.†	3,000	91,620

		901,285

Computers — 0.7%
Apple, Inc.†	3,978	1,283,144
Hewlett-Packard Co.	9,475	398,897

		1,682,041

Computers-Integrated Systems — 0.0%
Diebold, Inc.	1,900	60,895

Computers-Memory Devices — 0.3%
NetApp, Inc.†	7,400	406,704
SanDisk Corp.†	5,000	249,300

		656,004

Consumer Products-Misc. — 0.8%
Clorox Co.	9,265	586,289
Kimberly-Clark Corp.	14,700	926,688
Tupperware Brands Corp.	6,509	310,284
WD-40 Co.	2,892	116,490

		1,939,751

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	3,300	85,272

Cosmetics & Toiletries — 0.5%
Procter & Gamble Co.	11,625	747,836
The Estee Lauder Cos., Inc., Class A	7,400	597,180

		1,345,016

Cruise Lines — 0.3%
Carnival Corp.	17,375	801,161

Data Processing/Management — 0.1%
Acxiom Corp.†	4,000	68,600
Fidelity National Information Services, Inc.	8,593	235,362

		303,962

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	2,600	60,216

Dialysis Centers — 0.1%
DaVita, Inc.†	2,650	184,149

Distribution/Wholesale — 0.5%
Genuine Parts Co.	21,561	1,106,942
Pool Corp.	3,417	77,019

		1,183,961

Diversified Banking Institutions — 0.8%
Barclays PLC ADR	460	7,599
HSBC Holdings PLC ADR	10,500	535,920
JPMorgan Chase & Co.	11,507	488,127
Societe Generale ADR	50,000	543,500
The Goldman Sachs Group, Inc.	2,300	386,768

		1,961,914

Diversified Financial Services — 0.3%
Guoco Group, Ltd. ADR	23,700	634,212

Diversified Manufacturing Operations — 1.5%
3M Co.	6,000	517,800
A.O. Smith Corp.	1,800	68,544
Barnes Group, Inc.	2,100	43,407
Crane Co.	2,950	121,157
General Electric Co.	24,574	449,458
Honeywell International, Inc.	6,700	356,172
Invensys PLC ADR	110,500	598,910
Koppers Holdings, Inc.	2,500	89,450

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)

Parker Hannifin Corp.	9,600	$828,480
Siemens AG ADR	4,400	546,700

		3,620,078

Diversified Minerals — 0.2%
BHP Billiton, Ltd. ADR	4,900	455,308

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	4,420	795,600

E-Commerce/Services — 0.3%
eBay, Inc.†	8,125	226,119
NetFlix, Inc.†	500	87,850
priceline.com, Inc.†	1,300	519,415

		833,384

E-Marketing/Info — 0.0%
Liquidity Services, Inc.†	5,000	70,250

Electric Products-Misc. — 0.3%
Emerson Electric Co.	12,800	731,776
Molex, Inc.	4,900	111,328

		843,104

Electric-Integrated — 1.5%
Alliant Energy Corp.	2,900	106,633
DPL, Inc.	2,600	66,846
Edison International	3,950	152,470
Great Plains Energy, Inc.	3,800	73,682
Integrys Energy Group, Inc.	900	43,659
NextEra Energy, Inc.	15,700	816,243
Northeast Utilities	7,700	245,476
Pepco Holdings, Inc.	6,200	113,150
PG&E Corp.	1,925	92,092
Progress Energy, Inc.	17,595	765,031
SCANA Corp.	2,000	81,200
Wisconsin Energy Corp.	5,800	341,388
Xcel Energy, Inc.	30,900	727,695

		3,625,565

Electronic Components-Misc. — 0.1%
Delta Electronics (Thailand) PCL(2)	103,000	119,589
Garmin, Ltd.	3,100	96,069
Gentex Corp.	3,700	109,372

		325,030

Electronic Components-Semiconductors — 1.8%
Avago Technologies, Ltd.	3,425	97,510
Broadcom Corp., Class A	15,500	675,025
Diodes, Inc.†	2,600	70,174
Intel Corp.	74,825	1,573,570
LSI Corp.†	10,541	63,140
Microchip Technology, Inc.	37,214	1,273,091
QLogic Corp.†	5,000	85,100
Rohm Co, Ltd. ADR	17,100	560,538
Supertex, Inc.†	3,376	81,632

		4,479,780

Electronic Design Automation — 0.0%
Mentor Graphics Corp.†	3,906	46,872

Electronic Forms — 0.2%
Adobe Systems, Inc.†	12,000	369,360

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.†	6,000	248,580
FLIR Systems, Inc.†	1,925	57,269
Itron, Inc.†	1,928	106,908
Trimble Navigation, Ltd.†	3,095	123,583

		536,340

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	6,900	236,325

Engineering/R&D Services — 0.2%
Exponent, Inc.†	1,500	56,295
Jacobs Engineering Group, Inc.†	9,115	417,923

		474,218

Enterprise Software/Service — 0.8%
BMC Software, Inc.†	4,303	202,843
Informatica Corp.†	5,425	238,863
Nomura Research Institute, Ltd. ADR	14,500	640,755
Omnicell, Inc.†	4,050	58,523
Oracle Corp.	26,475	828,667
Tyler Technologies, Inc.†	650	13,494

		1,983,145

Entertainment Software — 0.2%
Shanda Games, Ltd. ADR†	78,900	508,116

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	3,000	75,180

Finance-Credit Card — 0.2%
American Express Co.	10,700	459,244

Finance-Investment Banker/Broker — 0.4%
ICAP PLC ADR	27,600	459,264
The Charles Schwab Corp.	31,057	531,385

		990,649

Finance-Other Services — 0.2%
NYSE Euronext	17,852	535,203

Food-Dairy Products — 0.0%
Dean Foods Co.†	5,243	46,348

Food-Misc. — 1.1%
B&G Foods, Inc.	8,900	122,197
Campbell Soup Co.	1,600	55,600
General Mills, Inc.	14,063	500,502
Kellogg Co.	4,800	245,184
Kraft Foods, Inc., Class A	26,890	847,304
Nestle SA ADR	10,100	594,082
RalCorp Holdings, Inc.†	725	47,132
Zhongpin, Inc.†(8)	10,000	204,000

		2,616,001

Food-Retail — 0.7%
Carrefour SA ADR	83,300	698,054
Dairy Farm International Holdings, Ltd. ADR	4,060	187,166
Kroger Co.	13,163	294,324
Safeway, Inc.	1,675	37,671
Whole Foods Market, Inc.†	7,900	399,661

		1,616,876

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	15,300	449,820

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Forestry — 0.2%
Plum Creek Timber Co., Inc.	3,000	$112,350
Weyerhaeuser Co.	23,112	437,510

		549,860

Gambling (Non-Hotel) — 0.1%
OPAP SA ADR	38,800	342,992

Gas-Distribution — 0.7%
Energen Corp.	2,825	136,334
Just Energy Income Fund(1)	8,039	121,034
Northwest Natural Gas Co.	600	27,882
Sempra Energy	26,960	1,414,861
Vectren Corp.	3,300	83,754

		1,783,865

Gold Mining — 0.4%
Harmony Gold Mining Co., Ltd. ADR	43,400	544,236
Newmont Mining Corp.	6,000	368,580

		912,816

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,000	54,540

Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	300	11,811

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	400	16,616
Red Lion Hotels Corp.†	18,593	148,372
Starwood Hotels & Resorts Worldwide, Inc.	3,900	237,042

		402,030

Human Resources — 0.1%
AMN Healthcare Services, Inc.†	3,273	20,096
Resources Connection, Inc.	4,464	82,986
Robert Half International, Inc.	3,980	121,788
TrueBlue, Inc.†	4,750	85,452

		310,322

Identification Systems — 0.0%
Checkpoint Systems, Inc.†	3,000	61,650

Import/Export — 0.3%
Mitsui & Co., Ltd. ADR	2,000	656,300

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,900	263,755

Instruments-Controls — 0.0%
Woodward Governor Co.	2,500	93,900

Instruments-Scientific — 0.3%
Dionex Corp.†	1,008	118,954
FEI Co.†	9,038	238,694
Thermo Fisher Scientific, Inc.†	6,500	359,840
Waters Corp.†	1,400	108,794

		826,282

Insurance Brokers — 0.2%
Willis Group Holdings PLC	15,800	547,154

Insurance-Life/Health — 0.1%
StanCorp Financial Group, Inc.	7,161	323,248

Insurance-Multi-line — 1.1%
ACE, Ltd.	22,800	1,419,300
Allianz SE ADR	20,916	248,273
MetLife, Inc.	11,300	502,172
The Allstate Corp.	16,676	531,631
United Fire & Casualty Co.	2,800	62,496

		2,763,872

Insurance-Property/Casualty — 0.8%
Chubb Corp.	11,300	673,932
Fidelity National Financial, Inc., Class A	55,155	754,520
Harleysville Group, Inc.	3,000	110,220
HCC Insurance Holdings, Inc.	18,316	530,065
Mercury General Corp.	584	25,118

		2,093,855

Insurance-Reinsurance — 0.2%
Alterra Capital Holdings, Ltd.	7,448	161,175
Validus Holdings, Ltd.	10,500	321,405

		482,580

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	3,000	390,480
TIBCO Software, Inc.†	5,500	108,405

		498,885

Intimate Apparel — 0.0%
Warnaco Group, Inc.†	2,000	110,140

Investment Companies — 0.1%
Apollo Investment Corp.	10,200	112,914

Investment Management/Advisor Services — 0.9%
AllianceBernstein Holding LP	24,842	579,564
BlackRock, Inc.	3,300	628,914
Federated Investors, Inc., Class B	22,632	592,279
Franklin Resources, Inc.	4,260	473,755

		2,274,512

Lasers-System/Components — 0.1%
Electro Scientific Industries, Inc.†	2,244	35,971
II-VI, Inc.†	1,500	69,540
Rofin-Sinar Technologies, Inc.†	2,600	92,144

		197,655

Leisure Products — 0.3%
Sega Sammy Holdings, Inc. ADR	163,100	763,308

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	3,885	253,574

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	6,000	561,960

Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	1,500	58,380

Machinery-Farming — 0.6%
Deere & Co.	18,710	1,553,865

Machinery-General Industrial — 0.1%
Applied Industrial Technologies, Inc.	1,500	48,720
IDEX Corp.	2,950	115,404
Middleby Corp.†	800	67,536

		231,660

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Machinery-Material Handling — 0.1%
Cascade Corp.	2,463	$116,451

Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	1,600	74,944
Quality Systems, Inc.	526	36,725

		111,669

Medical Instruments — 0.5%
Beckman Coulter, Inc.	5,340	401,728
Bruker Corp.†	5,000	83,000
Edwards Lifesciences Corp.†	2,800	226,352
Integra LifeSciences Holdings Corp.†	2,100	99,330
Medtronic, Inc.	7,675	284,666
Techne Corp.	1,500	98,505

		1,193,581

Medical Labs & Testing Services — 0.2%
CML Healthcare Income Fund(1)	10,200	117,254
Covance, Inc.†	4,800	246,768

		364,022

Medical Products — 1.0%
Becton, Dickinson and Co.	3,317	280,353
Covidien PLC	15,800	721,428
Johnson & Johnson	17,298	1,069,881
Orthofix International N.V.†	2,700	78,300
Teleflex, Inc.	4,058	218,361
Varian Medical Systems, Inc.†	2,950	204,376

		2,572,699

Medical-Biomedical/Gene — 0.7%
Acorda Therapeutics, Inc.†	1,500	40,890
Amgen, Inc.†	5,000	274,500
ARIAD Pharmaceuticals, Inc.†	10,000	51,000
Celgene Corp.†	8,000	473,120
Cubist Pharmaceuticals, Inc.†	2,700	57,780
Dendreon Corp.†	1,450	50,634
Gilead Sciences, Inc.†	6,275	227,406
Illumina, Inc.†	3,500	221,690
Incyte Corp., Ltd.†	3,000	49,680
Life Technologies Corp.†	3,750	208,125
Martek Biosciences Corp.†	2,575	80,597
Momenta Pharmaceuticals, Inc.†	2,000	29,940

		1,765,362

Medical-Drugs — 3.5%
Abbott Laboratories	24,000	1,149,840
Allergan, Inc.	10,537	723,576
Array Biopharma, Inc.†	18,000	53,820
Bristol-Myers Squibb Co.	59,034	1,563,220
Forest Laboratories, Inc.†	4,789	153,152
GlaxoSmithKline PLC ADR	21,253	833,543
Medicis Pharmaceutical Corp., Class A	2,850	76,352
Merck & Co., Inc.	31,533	1,136,449
Novartis AG ADR	26,300	1,550,385
Pfizer, Inc.	54,327	951,266
PharMerica Corp.†	1	11
Roche Holding AG ADR	17,800	652,370

		8,843,984

Medical-Generic Drugs — 0.7%
Impax Laboratories, Inc.†	1,200	24,132
Teva Pharmaceutical Industries, Ltd. ADR	24,100	1,256,333
Watson Pharmaceuticals, Inc.†	7,138	368,678

		1,649,143

Medical-HMO — 0.0%
AMERIGROUP Corp.†	1,500	65,880
Health Net, Inc.†	1,575	42,982

		108,862

Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	5,000	217,100

Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc.†	581	7,355

Medical-Wholesale Drug Distribution — 0.2%
McKesson Corp.	6,756	475,487

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	1,472	204,917
Sims Metal Management, Ltd.	2,300	50,742
Sims Metal Management, Ltd. ADR	1,500	32,760

		288,419

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,797	335,892

Miscellaneous Manufacturing — 0.0%
Aptargroup, Inc.	1,575	74,923

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,275	78,874

Multimedia — 0.6%
The Walt Disney Co.	22,400	840,224
Vivendi SA ADR	23,700	641,559

		1,481,783

Networking Products — 0.3%
Cisco Systems, Inc.†	21,935	443,745
Juniper Networks, Inc.†	5,000	184,600
LogMeIn, Inc.†	1,200	53,208
Polycom, Inc.†	2,904	113,198

		794,751

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	8,045	240,224
Waste Connections, Inc.	7,079	194,885

		435,109

Oil & Gas Drilling — 0.4%
Ensco PLC ADR	13,300	709,954
Nabors Industries, Ltd.†	11,258	264,113

		974,067

Oil Companies-Exploration & Production — 1.6%
Apache Corp.	5,570	664,111
Berry Petroleum Co., Class A	3,522	153,911
Callon Petroleum Co.†	9,000	53,280
Cimarex Energy Co.	1,700	150,501
Clayton Williams Energy, Inc.†	700	58,779
CNOOC, Ltd. ADR	685	163,284
Comstock Resources, Inc.†	700	17,192
Daylight Energy, Ltd.	11,500	119,025
Devon Energy Corp.	4,651	365,150

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)

EnCana Corp.	21,900	$637,728
Occidental Petroleum Corp.	7,294	715,541
Penn West Energy Trust(1)	25,600	612,352
Vermilion Energy, Inc.(1)	2,600	120,861
Zargon Energy Trust(1)	5,800	131,015

		3,962,730

Oil Companies-Integrated — 2.5%
BP PLC ADR	17,100	755,307
Chevron Corp.	25,251	2,304,154
Exxon Mobil Corp.	18,583	1,358,789
Marathon Oil Corp.	20,836	771,557
Total SA ADR	21,648	1,157,735

		6,347,542

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	4,000	269,000
Natural Gas Services Group, Inc.†	3,539	66,922

		335,922

Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	10,180	183,342

Oil-Field Services — 0.1%
CARBO Ceramics, Inc.	700	72,478
Schlumberger, Ltd.	1,225	102,288

		174,766

Paper & Related Products — 0.0%
Kimberly-Clark de Mexico SAB de CV ADR	3,600	110,844

Pharmacy Services — 0.0%
Catalyst Health Solutions, Inc.†	1,500	69,735

Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp.†	4,500	93,195

Pipelines — 0.7%
Atlas Pipeline Partners LP	4,500	111,015
Enterprise Productions Partners LP	18,876	785,430
Kinder Morgan Energy Partners LP	6,812	478,611
Oneok, Inc.	1,300	72,111
Spectra Energy Corp.	8,916	222,811

		1,669,978

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	1,800	108,234

Printing-Commercial — 0.0%
Valassis Communications, Inc.†	2,500	80,875

Private Corrections — 0.0%
Corrections Corp. of America†	1,100	27,566

Publishing-Books — 0.2%
Reed Elsevier PLC ADR	16,900	567,164

Publishing-Periodicals — 0.2%
Yellow Media, Inc. (New York)	29,497	184,061
Yellow Media, Inc. (Toronto)	42,600	265,634

		449,695

Real Estate Investment Trusts — 3.5%
Alexandria Real Estate Equities, Inc.	7,159	524,468
AMB Property Corp.	700	22,197
American Campus Communities, Inc.	1,500	47,640
American Capital Agency Corp.	3,300	94,842
Annaly Capital Management, Inc.	53,200	953,344
Apartment Investment & Management Co., Class A	2,200	56,848
AvalonBay Communities, Inc.	773	87,001
Boston Properties, Inc.	1,800	154,980
CapLease, Inc.	9,700	56,454
Capstead Mortage Corp.	4,900	61,691
Chimera Investment Corp.	66,475	273,212
Colonial Properties Trust	1,500	27,075
Digital Realty Trust, Inc.	24,300	1,252,422
Douglas Emmett, Inc.	2,500	41,500
Dupont Fabros Technology, Inc.	1,500	31,905
EastGroup Properties, Inc.	1,400	59,248
Entertainment Properties Trust	1,000	46,250
Equity Lifestyle Properties, Inc.	1,000	55,930
Equity Residential	2,600	135,070
Essex Property Trust, Inc.	3,013	344,145
Federal Realty Investment Trust	1,200	93,516
General Growth Properties, Inc.	3,000	46,440
Hatteras Financial Corp.	3,100	93,837
HCP, Inc.	16,640	612,186
Health Care REIT, Inc.	10,900	519,276
Hersha Hospitality Trust	3,000	19,800
Highwoods Properties, Inc.	500	15,925
Home Properties, Inc.	500	27,745
Host Hotels & Resorts, Inc.	6,313	112,813
Kimco Realty Corp.	8,705	157,038
LaSalle Hotel Properties	1,500	39,600
Medical Properties Trust, Inc.	11,900	128,877
Mid-America Apartment Communities, Inc.	400	25,396
National Retail Properties, Inc.	3,100	82,150
Nationwide Health Properties, Inc.	33,225	1,208,726
Omega Healthcare Investors, Inc.	3,600	80,784
PS Business Parks, Inc.	300	16,716
Public Storage	1,000	101,420
Ramco-Gershenson Properties Trust	1,000	12,450
Sabra Healthcare REIT, Inc.	581	10,690
Simon Property Group, Inc.	3,058	304,241
SL Green Realty Corp.	1,500	101,265
Tanger Factory Outlet Centers	5,900	302,021
Taubman Centers, Inc.	400	20,192
The Macerich Co.	368	17,432
Ventas, Inc.	1,700	89,216
Vornado Realty Trust	1,624	135,328
Weingarten Realty Investors	2,000	47,520

		8,748,822

Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	700	14,336
Jones Lang LaSalle, Inc.	300	25,176

		39,512

Real Estate Operations & Development — 0.2%
Shun Tak Holdings, Ltd. ADR	85,800	525,954

Recreational Vehicles — 0.0%
Polaris Industries, Inc.	1,000	78,020

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Rental Auto/Equipment — 0.1%
Aaron’s, Inc.	7,402	$150,927
Hertz Global Holdings, Inc.†	10,400	150,696
McGrath RentCorp.	1,700	44,574

		346,197

Respiratory Products — 0.0%
ResMed, Inc.†	2,380	82,443

Retail-Apparel/Shoe — 0.1%
DSW, Inc., Class A†	2,000	78,200
Finish Line, Inc., Class A	5,000	85,950
Ross Stores, Inc.	880	55,660

		219,810

Retail-Automobile — 0.1%
Copart, Inc.†	4,900	183,015

Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	8,000	393,200

Retail-Building Products — 0.2%
Home Depot, Inc.	16,775	588,132

Retail-Convenience Store — 0.3%
FamilyMart Co., Ltd. ADR	19,700	746,236

Retail-Discount — 0.9%
Costco Wholesale Corp.	12,975	936,925
Wal-Mart Stores, Inc.	23,740	1,280,298

		2,217,223

Retail-Drug Store — 0.0%
CVS Caremark Corp.	1,825	63,455

Retail-Fabric Store — 0.0%
Jo-Ann Stores, Inc.†	1,000	60,220

Retail-Jewelry — 0.1%
Tiffany & Co.	3,900	242,853

Retail-Major Department Stores — 0.4%
Home Retail Group PLC ADR	50,500	589,335
Nordstrom, Inc.	9,732	412,442

		1,001,777

Retail-Pawn Shops — 0.0%
First Cash Financial Services, Inc.†	3,000	92,970

Retail-Propane Distribution — 0.1%
Suburban Propane Partners, LP	2,300	129,007

Retail-Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	800	170,128
Jack in the Box, Inc.†	4,330	91,493
McDonald’s Corp.	16,350	1,255,026
PF Chang’s China Bistro, Inc.	1,000	48,460
Ruth’s Hospitality Group, Inc.†	9,000	41,670
Starbucks Corp.	48,280	1,551,236
Yum! Brands, Inc.	1,920	94,176

		3,252,189

Retail-Video Rentals — 0.1%
Coinstar, Inc.†	2,000	112,880

Rubber-Tires — 0.2%
Bridgestone Corp. ADR	15,300	592,569

Savings & Loans/Thrifts — 0.6%
Capitol Federal Financial, Inc.	15,000	178,650
Hudson City Bancorp, Inc.	49,400	629,356
Washington Federal, Inc.	38,721	655,159

		1,463,165

Security Services — 0.3%
Secom Co., Ltd. ADR	59,500	705,075

Semiconductor Components-Integrated Circuits — 0.4%
Maxim Integrated Products, Inc.	14,000	330,680
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	41,456	519,858
TriQuint Semiconductor, Inc.†	6,000	70,140

		920,678

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	32,275	453,464
Novellus Systems, Inc.†	1,875	60,600

		514,064

Steel Pipe & Tube — 0.0%
Armtec Infrastructure Income Fund(1)	7,000	111,938

Steel-Producers — 0.5%
ArcelorMittal	15,800	602,454
Reliance Steel & Aluminum Co.	3,650	186,515
Schnitzer Steel Industries, Inc., Class A	5,893	391,236

		1,180,205

Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	600	11,592

Telecom Services — 0.3%
BCE, Inc.	17,200	609,912
Consolidated Communications Holdings, Inc.	6,300	121,590

		731,502

Telecommunication Equipment — 0.0%
Plantronics, Inc.	2,800	104,216

Telephone-Integrated — 1.4%
AT&T, Inc.	41,828	1,228,907
CenturyLink, Inc.	3,700	170,829
Qwest Communications International, Inc.	19,900	151,439
Telefonica SA ADR	2,600	177,892
Telstra Corp., Ltd. ADR	41,300	592,655
Verizon Communications, Inc.	34,700	1,241,566
Windstream Corp.	2,894	40,342

		3,603,630

Television — 0.2%
Mediaset SpA	33,000	599,610

Textile-Apparel — 0.0%
Cherokee, Inc.	3,916	73,660

Tobacco — 0.3%
British American Tobacco PLC ADR	7,900	613,830

Tools-Hand Held — 0.0%
Snap-On, Inc.	1,700	96,186

Toys — 0.7%
Hasbro, Inc.	1,700	80,206
Mattel, Inc.	63,653	1,618,696

		1,698,902

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.†	5,798	$121,700

Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	2,000	80,060
Tidewater, Inc.	2,700	145,368

		225,428

Transport-Rail — 0.6%
Norfolk Southern Corp.	8,100	508,842
Union Pacific Corp.	9,260	858,032

		1,366,874

Transport-Services — 0.4%
Expeditors International of Washington, Inc.	10,880	594,048
FedEx Corp.	3,000	279,030
Hub Group, Inc., Class A†	1,000	35,140

		908,218

Transport-Truck — 0.1%
Celadon Group, Inc.†	3,500	51,765
Con-way, Inc.	2,737	100,092

		151,857

Travel Services — 0.0%
Ambassadors Group, Inc.	4,402	50,623

Veterinary Diagnostics — 0.1%
VCA Antech, Inc.†	6,132	142,814

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	1,100	75,207
Mead Johnson Nutrition Co.	2,088	129,978

		205,185

Water — 0.3%
California Water Service Group	2,750	102,493
Cia de Saneamento Basico do Estado de Sao Paulo ADR	11,200	592,256

		694,749

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	4,285	15,683

Web Portals/ISP — 0.4%
Google, Inc., Class A†	1,750	1,039,448

Wireless Equipment — 0.5%
InterDigital, Inc.†	1,600	66,624
Nokia OYJ ADR	63,100	651,192
QUALCOMM, Inc.	11,100	549,339
RF Micro Devices, Inc.†	11,000	80,850

		1,348,005

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	3,480	40,194

Total Common Stock (cost $137,576,409)		159,154,944

EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 3000 Index Fund (cost $490,513)	7,050	528,397

PREFERRED STOCK — 0.8%
Banks-Super Regional — 0.1%
National City Capital Trust II 6.63%	3,900	97,422
National City Capital Trust III 6.63%	2,889	71,821
National City Capital Trust IV 8.00%	2,500	65,050

		234,293

Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd. 5.63%	25,000	1,373,250

Real Estate Investment Trusts — 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	3,200	79,200
CapLease, Inc. Series A 8.13%	900	22,140
CommonWealth REIT Series D 6.50%	2,500	54,575
Huntington Preferred Capital, Inc. 7.88%	1,700	44,540
Public Storage Series M 6.63%	5,800	144,768
Public Storage Series K 7.25%	1,600	40,688

		385,911

Total Preferred Stock (cost $1,796,178)		1,993,454

ASSET BACKED SECURITIES — 2.9%
Diversified Financial Services — 2.9%
ACE Securities Corp. FRS Series 2005-WF1, Class A2C 0.60% due 05/25/35	$632,650	585,038
Bayview Financial Acquisition Trust Series 2006-C, Class 1A1 6.04% due 11/28/36(4)	192,488	198,150
BCAP LLC Trust VRS Series 2009-RR13, Class 13A3 5.25% due 03/26/37(5)*	298,469	305,466
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 5A4 4.00% due 03/25/37(3)(4)(5)*	292,111	290,650
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/36(5)*	476,412	447,345
Citigroup Mtg. Loan Trust, Inc. VRS Series 2010-6, Class 8A1 4.32% due 11/25/35(5)*	272,926	273,035
Countrywide Asset-Backed Certs. FRS Series 2004-7, Class MV2 0.91% due 12/25/34	129,101	126,599
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-4, Class A5 5.25% due 05/25/34(5)	526,098	523,291

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)

Credit Suisse Mtg. Capital Certs. Series 2010-18R, Class 3A1 4.00% due 03/26/37(3)(5)*	$451,647	$450,713
Credit Suisse Mtg. Capital Certs. Series 2010-10R, Class 3A1 6.00% due 08/26/37(5)*	331,226	346,607
CS First Boston Mtg. Securities Corp. Series 2003-8, Class 1A1 5.75% due 04/25/33(5)	373,267	381,496
First Franklin Mtg. Loan Trust FRS Series 2010-A, Class A1 0.54% due 10/25/35	294,933	288,388
Jefferies & Co., Inc. Series 2010-R4, Class 1A1 5.00% due 10/26/36(2)(5)*	400,000	402,000
MASTR Adjustable Rate Mtg. Trust FRS Series 2004-7, Class 6A1 0.70% due 08/25/34(5)	157,873	155,631
MASTR Alternative Loans Trust Series 2004-10, Class 3A1 5.00% due 09/25/19(5)	244,966	246,718
Merrill Lynch First Franklin Mtg. Loan Trust FRS Series 2007-5, Class 2A1 0.96% due 10/25/37	41,890	40,989
Morgan Stanley Re-REMIC Trust Series 2009-R3, Class 1A 5.50% due 10/26/35(5)*	254,850	260,720
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/32	103,529	101,348
Wachovia Bank Commercial Mtg. Trust Series 2005-C19, Class A6 4.70% due 05/15/44(6)	500,000	527,607
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/42(6)	300,000	322,091
Wells Fargo Mtg. Backed Securities Trust Series 2007-4, Class A3 6.00% due 04/25/37(5)	1,000,000	877,615

Total Asset Backed Securities (cost $7,116,494)		7,151,497

CONVERTIBLE BONDS & NOTES — 0.2%
Medical Products — 0.1%
China Medical Technologies, Inc. Bonds 4.00% due 08/15/13	500,000	425,000

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/35	149,000	136,707

Total Convertible Bonds & Notes (cost $530,633)		561,707

U.S. CORPORATE BONDS & NOTES — 12.0%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	500,000	542,180

Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 5.20% due 01/22/13*	250,000	269,720

Banks-Super Regional — 0.6%
US Bancorp Senior Notes 1.38% due 09/13/13	250,000	249,215
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	250,000	264,563
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	787,018
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/29/18(7)	250,000	263,750

		1,564,546

Cable TV — 0.0%
FrontierVision Operating Partnership LP Escrow Notes 11.00% due 10/15/07†(3)(8)	500,000	0

Cable/Satellite TV — 0.2%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	500,000	535,348

Casino Hotels — 0.5%
Boyd Gaming Corp. Senior Notes 9.13% due 12/01/18*	1,000,000	987,500
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	250,000	287,500

		1,275,000

Casino Services — 0.5%
CCM Merger, Inc. Notes 8.00% due 08/01/13*	250,000	243,125
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	1,000,000	1,077,500

		1,320,625

Chemicals-Diversified — 0.1%
The Dow Chemical Co. Senior Notes 7.60% due 05/15/14	250,000	288,347

Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15(4)	250,000	247,500

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 4.25% due 02/24/12	250,000	259,799

Diversified Banking Institutions — 1.0%
Bank of America Corp. VRS Jr. Sub. Notes 8.13% due 12/29/18(7)	750,000	755,850

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)

Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	$1,180,000	$1,220,684
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	515,788

		2,492,322

Electric-Integrated — 1.6%
Metropolitan Edison Co. Senior Notes 4.95% due 03/15/13	500,000	527,134
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,500,000	1,500,000
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	500,000	587,336
Pacificorp 1st Mtg. Bonds 5.25% due 06/15/35	1,000,000	999,830
Virginia Electric & Power Co. Senior Notes 5.10% due 11/30/12	250,000	268,688

		3,882,988

Energy-Alternate Sources — 0.0%
Covanta Energy Corp. Escrow Notes 9.25% due 03/01/22†(3)(8)	1,500,000	0
Ogden Corp. Escrow Notes 9.25% due 03/01/22†(3)(8)	1,500,000	0

		0

Finance-Auto Loans — 0.1%
PACCAR Financial Corp. Notes 2.05% due 06/17/13	250,000	254,450

Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	100,000	107,275

Finance-Investment Banker/Broker — 0.3%
Jefferies Group, Inc. Senior Notes 5.88% due 06/08/14	250,000	268,780
Jefferies Group, Inc. Senior Notes 7.75% due 03/15/12	500,000	534,481

		803,261

Food-Misc. — 0.2%
Corn Products International, Inc. Senior Notes 4.63% due 11/01/20	500,000	493,139

Gas-Distribution — 0.2%
Sempra Energy Senior Notes 6.00% due 10/15/39	500,000	528,302

Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 8.50% due 06/15/19	250,000	258,125

Insurance-Life/Health — 0.1%
New York Life Global Funding Senior Notes 5.25% due 10/16/12*	250,000	268,969

Insurance-Property/Casualty — 0.2%
Fidelity National Financial, Inc. Notes 6.60% due 05/15/17	500,000	498,876

Medical-HMO — 0.4%
Multiplan, Inc. Company Guar. Notes 9.88% due 09/01/18*	750,000	796,875
UnitedHealth Group, Inc. Senior Notes 4.88% due 02/15/13	250,000	266,161

		1,063,036

Medical-Hospitals — 0.3%
HCA, Inc. Sec. Notes 9.25% due 11/15/16	750,000	800,156

MRI/Medical Diagnostic Imaging — 0.4%
Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/16	1,000,000	922,500

Multimedia — 0.1%
The Walt Disney Co. Senior Notes 4.70% due 12/01/12	150,000	160,794

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 6.25% due 04/15/12	270,000	287,424

Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 6.25% due 11/01/12	250,000	261,250

Physical Therapy/Rehabilitation Centers — 0.1%
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16	250,000	269,375

Pipelines — 1.2%
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/26	1,500,000	1,654,635
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	500,000	588,107
Plains All American Pipeline LP / PAA Finance Corp. Company Guar. Notes 3.95% due 09/15/15	250,000	258,320
Southern Natural Gas Co. Senior Notes 8.00% due 03/01/32	500,000	572,819

		3,073,881

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Publishing-Books — 0.2%
Reed Elsevier Capital Company Guar. Notes 6.75% due 08/01/11	$364,000	$376,620

Quarrying — 0.1%
Vulcan Materials Co. Senior Notes 5.60% due 11/30/12	150,000	158,591

Real Estate Investment Trusts — 1.3%
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/20*	500,000	527,934
ERP Operating LP Notes 5.50% due 10/01/12	150,000	160,179
Health Care Property Investors, Inc. Senior Notes 6.00% due 03/01/15	750,000	803,665
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/21	500,000	500,073
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	250,000	268,152
Shurgard Storage Centers, Inc. Senior Notes 5.88% due 03/15/13	1,000,000	1,071,514

		3,331,517

Retail-Automobile — 0.1%
Sonic Automotive, Inc. Company Guar. Notes 9.00% due 03/15/18	250,000	263,125

Retail-Regional Department Stores — 0.3%
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	750,000	792,187

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13(9)	125,000	156

Special Purpose Entity — 0.1%
QHP Royalty Sub LLC Senior Sec. Notes 10.25% due 03/15/15*(8)	170,225	171,664

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 5.00% due 12/01/12	300,000	321,590

Telecom Services — 0.6%
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/17*	250,000	258,750
Qwest Corp. Senior Notes 8.88% due 03/15/12	1,000,000	1,081,250

		1,340,000

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.95% due 01/15/13	150,000	160,781

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	250,000	267,430

Total U.S. Corporate Bonds & Notes (cost $28,317,786)		29,912,849

FOREIGN CORPORATE BONDS & NOTES — 1.4%
Banks-Commercial — 0.1%
Westpac Banking Corp. Senior Notes 3.00% due 08/04/15	250,000	251,265

Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd. Senior Notes 8.75% due 02/02/11	500,000	503,125

Insurance-Reinsurance — 0.2%
Aspen Insurance Holdings, Ltd. Senior Notes 6.00% due 12/15/20	500,000	497,186

Medical-Drugs — 0.3%
Elan Finance PLC / Elan Finance Corp. Company Guar. Notes 8.75% due 10/15/16	750,000	753,750

Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/19	500,000	515,497
Petro-Canada Senior Notes 4.00% due 07/15/13	1,000,000	1,052,219

		1,567,716

Total Foreign Corporate Bonds & Notes (cost $3,402,250)		3,573,042

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Federal Republic of Brazil Notes 8.00% due 01/15/18 (cost $586,675)	659,167	771,225

U.S. GOVERNMENT AGENCIES — 13.0%
Federal Home Loan Mtg. Corp. — 5.4%
1.13% due 07/27/12	500,000	504,503
3.50% due January TBA	500,000	502,969
4.00% due 12/01/40	454,123	451,291
4.50% due 07/01/19	495,966	523,554
4.50% due 07/01/39	708,175	728,578
4.50% due 09/01/39	898,466	921,543
4.50% due 08/01/40	379,100	388,838
5.00% due 06/01/33	256,588	271,839
5.00% due 08/01/33	824,555	872,092
5.00% due 04/01/35	435,344	459,034
5.00% due 01/01/40	443,974	465,913
5.50% due 11/01/17	96,219	103,300
5.50% due 01/01/18	109,806	117,887
5.50% due 11/01/18	238,658	257,415
5.50% due 05/01/31	102,604	110,157

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)

5.50% due 11/01/32	$264,447	$283,961
5.50% due 12/01/33	449,508	482,959
5.50% due 09/01/35	500,674	536,681
5.50% due 01/01/36	407,619	439,226
5.50% due 04/01/36	449,698	485,073
6.00% due 04/01/17	73,309	79,699
6.00% due 05/01/17	125,972	137,016
6.00% due 05/01/31	65,292	71,756
6.00% due 09/01/32	33,797	37,143
6.00% due 05/01/34	388,281	424,898
6.00% due 01/01/35	767,040	839,525
6.00% due 06/01/38	683,068	746,203
6.50% due 02/01/14	21,402	22,356
6.50% due 01/01/32	186,464	210,112
7.00% due 02/01/15	8,637	9,343
7.00% due 03/01/15	24,286	26,326
7.00% due 06/01/15	8,600	9,367
7.00% due 03/01/16	21,265	23,161
7.00% due 01/01/32	22,206	25,305
7.50% due 12/01/30	66,395	76,165
7.50% due 01/01/31	60,824	69,774
7.50% due 02/01/31	10,822	12,415
8.00% due 08/01/30	13,191	15,423
REMIC Series 3633, Class LA
4.50% due 03/15/38(5)	364,469	384,603
Series 2808, Class PG
5.50% due 04/15/33(5)	600,000	657,694
Series 3632, Class BH
5.50% due 12/15/33(5)	500,000	546,151
Series 3341, Class PA
6.00% due 09/15/29(5)	173,178	176,949

		13,508,197

Federal National Mtg. Assoc. — 6.4%
4.00% due 08/01/25	282,120	291,641
4.00% due 09/01/40	1,035,080	1,031,375
4.50% due 11/01/19	510,773	540,462
4.50% due 05/01/39	609,013	625,798
4.50% due 10/01/39	446,846	459,162
4.50% due 05/01/40	695,958	716,335
4.50% due 08/01/40	784,136	805,624
4.50% due 09/01/40	511,612	525,633
5.00% due 01/01/18	337,311	361,186
5.00% due 06/01/18	446,315	476,976
5.00% due 10/01/18	302,170	323,228
5.00% due 04/01/34	654,480	691,393
5.00% due 06/01/34	494,354	522,237
5.00% due 08/01/35	357,886	377,847
5.50% due 05/01/33	253,324	272,827
5.50% due 02/01/34	831,228	890,566
5.50% due 04/01/34	239,097	257,349
5.50% due 08/01/34	247,795	265,432
5.50% due 02/01/35	463,020	498,944
6.00% due 08/01/18	36,752	40,088
6.00% due 05/01/31	40,639	44,768
6.00% due 08/01/31	248,785	274,063
6.00% due 04/01/32	119,002	131,093
6.00% due 04/01/37	504,446	555,069
6.50% due 06/01/19	27,687	30,396
6.50% due 09/01/24	62,078	69,312
6.50% due 09/01/25	12,095	13,626
6.50% due 11/01/25	21,640	24,239
6.50% due 05/01/26	24,726	27,725
6.50% due 11/01/27	1,257	1,409
6.50% due 07/01/29	108,106	122,776
6.50% due 01/01/32	28,597	32,155
6.50% due 03/01/32	152,446	171,412
6.50% due 04/01/32	207,693	233,534
6.50% due 12/01/32	58,257	65,505
6.50% due 07/01/34	156,736	176,339
6.63% due 11/15/30	600,000	757,061
7.00% due 05/01/15	1,453	1,586
7.00% due 12/01/15	1,311	1,431
7.00% due 01/01/16	30,222	33,000
7.00% due 04/01/16	9,806	10,809
7.00% due 05/01/29	22,247	25,315
7.00% due 09/01/29	8,327	9,468
7.00% due 12/01/29	1,734	1,944
7.00% due 01/01/31	7,585	8,636
7.00% due 07/01/31	25,585	29,148
7.50% due 02/01/16	85,014	95,028
7.50% due 11/01/30	29,728	33,215
7.50% due 01/01/31	116,682	133,954
7.50% due 02/01/31	28,991	33,289
7.50% due 03/01/31	25,990	29,091
8.00% due 01/01/16	147,891	162,932
REMIC Series 2009-19, Class PW
4.50% due 10/25/36(5)	300,000	306,398
Series 2010-75, Class CY
4.50% due 07/25/40(5)	400,000	400,892
Series 2010-22, Class PE
5.00% due 03/25/40(5)	500,000	514,075
Series 2010-31, Class AC
5.00% due 04/25/40(5)	500,000	514,331
Series 2007-79, Class MD
5.50% due 12/25/35(5)	500,000	545,853
Series 1993-248, Class SA FRS
6.58% due 08/25/23(5)	93,602	97,257
Series 2002-16, Class TM
7.00% due 04/25/32(5)	350,138	394,912

		16,087,149

Government National Mtg. Assoc. — 1.2%
4.50% due 10/15/39	325,605	340,323
5.50% due 07/20/33	409,083	443,085
5.50% due 02/20/34	291,058	314,785
5.50% due 03/20/34	272,241	294,434
6.00% due 05/20/32	109,142	120,456
6.00% due 07/20/33	227,720	251,881
6.00% due 08/15/34	310,646	345,317
6.50% due 11/15/23	57,954	65,683
6.50% due 12/15/23	183,119	207,539
6.50% due 02/15/24	51,733	58,743
6.50% due 03/20/27	5,068	5,733
6.50% due 04/20/27	22,970	25,986
6.50% due 07/15/32	65,703	74,595
6.50% due 04/20/34	133,640	150,934
7.00% due 12/15/22	15,653	17,724

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)

7.00% due 05/15/23	$4,425	$5,049
7.00% due 06/15/23	3,337	3,807
7.00% due 12/15/23	11,290	12,832
7.00% due 04/15/28	13,444	15,403
7.50% due 08/15/30	15,956	18,459
7.50% due 09/15/30	5,056	5,850
7.50% due 11/15/30	36,643	42,391
7.50% due 01/15/31	20,024	23,210
REMIC Series 2002-70, Class PA 4.50% due 08/20/32(5)	47,574	50,115

		2,894,334

Total U.S. Government Agencies (cost $31,124,023)		32,489,680

U.S. GOVERNMENT TREASURIES — 0.8%
U.S. Treasury Bonds — 0.5%
4.25% due 05/15/39	750,000	738,867
4.50% due 02/15/36	600,000	621,187

		1,360,054

U.S. Treasury Notes — 0.3%
1.88% due 02/28/14	700,000	716,844

Total U.S. Government Treasuries (cost $2,093,449)		2,076,898

Total Long-Term Investment Securities (cost $213,034,410)		238,213,693

REPURCHASE AGREEMENT — 4.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/31/10, to be repurchased 01/03/11 in the amount of $11,365,009 and collateralized by $11,175,000 of United States Treasury Notes, bearing interest at 2.50% due 04/30/15 and having an approximate value of $11,594,063 (cost $11,365,000)	11,365,000	11,365,000

TOTAL INVESTMENTS (cost $224,399,410)(10)	99.8%	249,578,693
Other assets less liabilities	0.2	628,196

NET ASSETS	100.0%	$250,206,889

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2010, the aggregate value of these securities was $6,436,553 representing 2.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Consists of more than one type of security traded together as a unit.
(2)	Fair valued security. Securities are classified as Level 2 disclosures based on the securities valuation inputs; see Note 2.
(3)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Collateralized Mortgage Obligation
(6)	Commercial Mortgage Backed Security
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	Illiquid security. At December 31, 2010, the aggregate value of these securities was $375,644 representing 0.2% of net assets.
(9)	Bond in default
(10)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt
FRS — Floating Rate Security
REMIC — Real Estate Mortgage Investment Conduit

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
VRS — Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at December 31, 2010.
The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
ASSETS:	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$159,035,355	$119,589	$—	$159,154,944
Exchange-Traded Funds	528,397	—	—	528,397
Preferred Stock	1,993,454	—	—	1,993,454
Asset Backed Securities	—	6,458,847	692,650	7,151,497
Convertible Bonds & Notes	—	561,707	—	561,707
U.S. Corporate Bonds & Notes	—	29,912,849	0	29,912,849
Foreign Corporate Bonds & Notes	—	3,573,042	—	3,573,042
Foreign Government Agencies	—	771,225	—	771,225
U.S. Government Agencies	—	32,489,680	—	32,489,680
U.S. Government Treasuries	—	2,076,898	—	2,076,898
Repurchase Agreements	—	11,365,000	—	11,365,000

Total	$161,557,206	$87,328,837	$692,650	$249,578,693

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed	U.S. Corporate
	Securities	Bonds & Notes

Balance as of 12/31/2009	$—	$3
Accrued discounts/premiums	—	—
Realized gain (loss)	(11)	(26,164)
Change in unrealized appreciation (depreciation)(1)	670	26,161
Net purchases (sales)	691,991	—
Transfers in and/or out of Level 3	—	—

Balance as of 12/31/2010	$692,650	$0

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at December 31, 2010 includes:

Asset Backed	U.S. Corporate
Securities	Bonds & Notes

$670	$—

See Notes to Financial Statements

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO PROFILE — December 31, 2010  — (unaudited)

Industry Allocation*

Diversified Banking Institutions	5.7%
Diversified Manufacturing Operations	4.8
Oil Companies-Exploration & Production	4.5
Oil Companies-Integrated	4.5
Computers	3.9
Banks-Super Regional	2.9
Medical-Drugs	2.8
Retail-Major Department Stores	2.7
Enterprise Software/Service	2.5
Investment Management/Advisor Services	2.4
Beverages-Non-alcoholic	2.4
Web Portals/ISP	2.4
Cosmetics & Toiletries	2.3
Machinery-Pumps	2.3
Networking Products	2.3
Transport-Services	2.1
Applications Software	2.1
Computers-Memory Devices	2.0
Retail-Restaurants	2.0
Metal Processors & Fabrication	2.0
Telephone-Integrated	2.0
Medical-Generic Drugs	1.9
Financial Guarantee Insurance	1.9
Auto-Cars/Light Trucks	1.7
Schools	1.6
Tobacco	1.5
Television	1.4
Computer Services	1.4
Repurchase Agreements	1.4
Wireless Equipment	1.3
Metal-Diversified	1.3
Oil & Gas Drilling	1.2
Medical-HMO	1.2
Coal	1.1
Medical Instruments	1.1
Telecom Equipment-Fiber Optics	1.1
Semiconductor Components-Integrated Circuits	1.1
Retail-Building Products	1.0
Electric-Integrated	1.0
Insurance-Multi-line	1.0
Oil Field Machinery & Equipment	1.0
Agricultural Chemicals	1.0
Metal-Copper	1.0
Banks-Commercial	0.9
Retail-Discount	0.9
Distribution/Wholesale	0.9
E-Commerce/Services	0.9
Machinery-Farming	0.9
Commercial Services	0.8
Medical-Biomedical/Gene	0.8
Engineering/R&D Services	0.7
Insurance-Life/Health	0.7
Aerospace/Defense	0.7
Instruments-Scientific	0.6
Food-Misc.	0.5
Retail-Regional Department Stores	0.5
Retail-Drug Store	0.4
Commercial Services-Finance	0.4
Metal-Iron	0.3%
Gold Mining	0.2
Steel-Specialty	0.2

100.1%

*	Calculated as a percentage of net assets

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.8%
Aerospace/Defense — 0.7%
Raytheon Co.	700	$32,438
The Boeing Co.	475	30,999

		63,437

Agricultural Chemicals — 1.0%
Agrium, Inc.	650	59,638
The Mosaic Co.	475	36,271

		95,909

Applications Software — 2.1%
Microsoft Corp.	7,370	205,770

Auto-Cars/Light Trucks — 1.7%
Ford Motor Co.†	9,510	159,673

Banks-Super Regional — 2.9%
Wells Fargo & Co.	9,165	284,023

Beverages-Non-alcoholic — 2.4%
PepsiCo, Inc.	3,515	229,635

Coal — 1.1%
CONSOL Energy, Inc.	1,000	48,740
Peabody Energy Corp.	950	60,781

		109,521

Commercial Services — 0.8%
Alliance Data Systems Corp.†	1,135	80,619

Commercial Services-Finance — 0.4%
The Western Union Co.	2,200	40,854

Computer Services — 1.4%
International Business Machines Corp.	925	135,753

Computers — 3.9%
Apple, Inc.†	595	191,923
Hewlett-Packard Co.	3,200	134,720
Research In Motion, Ltd.†	800	46,504

		373,147

Computers-Memory Devices — 2.0%
EMC Corp.†	8,560	196,024

Cosmetics & Toiletries — 2.3%
Procter & Gamble Co.	3,455	222,260

Distribution/Wholesale — 0.9%
WESCO International, Inc.†	1,710	90,288

Diversified Banking Institutions — 5.7%
Bank of America Corp.	2,610	34,817
Citigroup, Inc.†	13,000	61,490
JPMorgan Chase & Co.	3,755	159,287
The Goldman Sachs Group, Inc.	935	157,230
UBS AG†	8,635	142,219

		555,043

Diversified Manufacturing Operations — 4.8%
Dover Corp.	800	46,760
General Electric Co.	8,195	149,886
Honeywell International, Inc.	3,910	207,856
Ingersoll-Rand PLC	1,270	59,804

		464,306

E-Commerce/Services — 0.9%
eBay, Inc.†	3,195	88,917

Electric-Integrated — 1.0%
American Electric Power Co., Inc.	1,130	40,657
NextEra Energy, Inc.	1,120	58,229

		98,886

Engineering/R&D Services — 0.7%
Fluor Corp.	1,060	70,236

Enterprise Software/Service — 2.5%
Oracle Corp.	7,680	240,384

Financial Guarantee Insurance — 1.9%
Assured Guaranty, Ltd.	10,060	178,062

Food-Misc. — 0.5%
H.J. Heinz Co.	1,050	51,933

Gold Mining — 0.2%
Barrick Gold Corp.	400	21,272

Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.†	950	52,592

Insurance-Life/Health — 0.7%
Aflac, Inc.	1,150	64,895

Insurance-Multi-line — 1.0%
Hartford Financial Services Group, Inc.	3,680	97,483

Investment Management/Advisor Services — 2.4%
Ameriprise Financial, Inc.	4,050	233,078

Machinery-Farming — 0.9%
Deere & Co.	1,060	88,033

Machinery-Pumps — 2.3%
Flowserve Corp.	1,860	221,749

Medical Instruments — 1.1%
Medtronic, Inc.	1,000	37,090
St. Jude Medical, Inc.†	1,655	70,751

		107,841

Medical-Biomedical/Gene — 0.8%
Amgen, Inc.†	780	42,822
Gilead Sciences, Inc.†	1,000	36,240

		79,062

Medical-Drugs — 2.8%
AstraZeneca PLC ADR	1,370	63,280
Merck & Co., Inc.	2,785	100,372
Pfizer, Inc.	6,334	110,908

		274,560

Medical-Generic Drugs — 1.9%
Teva Pharmaceutical Industries, Ltd. ADR	3,580	186,625

Medical-HMO — 1.2%
UnitedHealth Group, Inc.	3,170	114,469

Metal Processors & Fabrication — 2.0%
Precision Castparts Corp.	1,380	192,110

Metal-Copper — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	785	94,271

Metal-Diversified — 1.3%
Rio Tinto PLC ADR	1,685	120,747

Metal-Iron — 0.3%
Cliffs Natural Resources, Inc.	400	31,204

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Networking Products — 2.3%
Cisco Systems, Inc.†	10,725	$216,967

Oil & Gas Drilling — 1.2%
Noble Corp.	3,245	116,074

Oil Companies-Exploration & Production — 4.5%
Apache Corp.	1,210	144,268
EOG Resources, Inc.	680	62,159
Nexen, Inc.	1,600	36,640
Ultra Petroleum Corp.†	2,720	129,934
Whiting Petroleum Corp.†	550	64,455

		437,456

Oil Companies-Integrated — 4.5%
Exxon Mobil Corp.	5,585	408,375
Petroleo Brasileiro SA ADR	600	22,704

		431,079

Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	1,900	96,387

Retail-Building Products — 1.0%
Lowe’s Cos., Inc.	4,000	100,320

Retail-Discount — 0.9%
Wal-Mart Stores, Inc.	1,685	90,872

Retail-Drug Store — 0.4%
CVS Caremark Corp.	1,200	41,724

Retail-Major Department Stores — 2.7%
Nordstrom, Inc.	3,755	159,137
TJX Cos., Inc.	2,275	100,987

		260,124

Retail-Regional Department Stores — 0.5%
Kohl’s Corp.†	815	44,287

Retail-Restaurants — 2.0%
McDonald’s Corp.	2,175	166,953
Starbucks Corp.	900	28,917

		195,870

Schools — 1.6%
ITT Educational Services, Inc.†	2,420	154,130

Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	2,700	101,709

Steel-Specialty — 0.2%
Allegheny Technologies, Inc.	300	16,554

Telecom Equipment-Fiber Optics — 1.1%
Corning, Inc.	5,295	102,299

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	147	2

Telephone-Integrated — 2.0%
AT&T, Inc.	6,510	191,264

Television — 1.4%
CBS Corp., Class B	7,265	138,398

Tobacco — 1.5%
Philip Morris International, Inc.	2,405	140,765

Transport-Services — 2.1%
United Parcel Service, Inc., Class B	2,850	206,853

Web Portals/ISP — 2.4%
Google, Inc., Class A†	385	228,678

Wireless Equipment — 1.3%
QUALCOMM, Inc.	2,570	127,189

Total Common Stock (cost $7,944,596)		9,453,672

PREFERRED STOCK — 0.9%
Banks-Commercial — 0.9%
Itau Unibanco Holding SA ADR (cost $73,949)	3,837	92,126

Total Long-Term Investment Securities (cost $8,018,545)		9,545,798

REPURCHASE AGREEMENTS — 1.4%
Bank of America Joint Repurchase Agreement(1)	$60,000	60,000
UBS Securities LLC Joint Repurchase Agreement(1)	75,000	75,000

Total Repurchase Agreements (cost $135,000)		135,000

TOTAL INVESTMENTS (cost $8,153,545)(2)	100.1%	9,680,798
Liabilities in excess of other assets	(0.1)	(12,189)

NET ASSETS	100.0%	$9,668,609

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
ASSETS:	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$555,043	$—	$—	$555,043
Other Industries*	8,898,629	—	—	8,898,629
Preferred Stock	92,126	—	—	92,126
Repurchase Agreements	—	135,000	—	135,000

Total	$9,545,798	$135,000	$—	$9,680,798

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Anchor Series Trust Growth Portfolio
PORTFOLIO PROFILE — December 31, 2010 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	5.7%
Oil Companies-Exploration & Production	5.0
Diversified Manufacturing Operations	4.6
Computers	3.6
Investment Management/Advisor Services	3.0
Enterprise Software/Service	2.9
Banks-Super Regional	2.9
Retail-Major Department Stores	2.8
Oil Companies-Integrated	2.4
Machinery-Pumps	2.4
Networking Products	2.4
Medical-Generic Drugs	2.4
Commercial Services-Finance	2.4
Oil & Gas Drilling	2.2
Computers-Memory Devices	2.1
Transport-Services	2.1
Web Portals/ISP	2.1
Financial Guarantee Insurance	2.1
Insurance-Multi-line	2.0
Schools	2.0
Metal Processors & Fabrication	1.9
Beverages-Non-alcoholic	1.7
Applications Software	1.7
Cosmetics & Toiletries	1.6
Medical-Drugs	1.5
Tobacco	1.5
Medical-HMO	1.5
Retail-Restaurants	1.5
Television	1.4
Distribution/Wholesale	1.4
Oil Field Machinery & Equipment	1.3
Wireless Equipment	1.3
Retail-Apparel/Shoe	1.2
Coal	1.2
Metal-Diversified	1.2
Medical Instruments	1.2
Metal-Copper	1.2
Agricultural Chemicals	1.1
Semiconductor Components-Integrated Circuits	1.1
Auto-Cars/Light Trucks	1.0
Medical-Biomedical/Gene	0.9
Instruments-Scientific	0.9
Telephone-Integrated	0.9
Commercial Services	0.9
E-Commerce/Services	0.8
Insurance-Life/Health	0.8
Engineering/R&D Services	0.8
Banks-Commercial	0.8
Machinery-Construction & Mining	0.7
Repurchase Agreements	0.7
Aerospace/Defense	0.7
Motion Pictures & Services	0.7
Computer Services	0.6
Wire & Cable Products	0.6
Steel-Producers	0.6
Retail-Building Products	0.6
Auto-Heavy Duty Trucks	0.5
Food-Misc.	0.5
Retail-Regional Department Stores	0.5
Gold Mining	0.5
Telecom Equipment-Fiber Optics	0.4
Semiconductor Equipment	0.4
Electric-Integrated	0.4%
Casino Services	0.3
Steel-Specialty	0.3

100.4%

*	Calculated as a percentage of net assets

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.6%
Aerospace/Defense — 0.7%
Raytheon Co.	31,000	$1,436,540
The Boeing Co.	22,500	1,468,350

		2,904,890

Agricultural Chemicals — 1.1%
Agrium, Inc.	36,100	3,312,175
The Mosaic Co.	20,665	1,577,979

		4,890,154

Applications Software — 1.7%
Microsoft Corp.	258,045	7,204,616

Auto-Cars/Light Trucks — 1.0%
Ford Motor Co.†	268,580	4,509,458

Auto-Heavy Duty Trucks — 0.5%
Navistar International Corp.†	39,800	2,304,818

Banks-Super Regional — 2.9%
Wells Fargo & Co.	404,565	12,537,469

Beverages-Non-alcoholic — 1.7%
PepsiCo, Inc.	115,815	7,566,194

Coal — 1.2%
CONSOL Energy, Inc.	50,235	2,448,454
Peabody Energy Corp.	43,800	2,802,324

		5,250,778

Commercial Services — 0.9%
Alliance Data Systems Corp.†	54,500	3,871,135

Commercial Services-Finance — 2.4%
Global Payments, Inc.	70,100	3,239,321
Mastercard, Inc., Class A	5,500	1,232,605
The Western Union Co.	310,000	5,756,700

		10,228,626

Computer Services — 0.6%
International Business Machines Corp.	18,710	2,745,880

Computers — 3.6%
Apple, Inc.†	27,720	8,941,363
Hewlett-Packard Co.	157,740	6,640,854

		15,582,217

Computers-Memory Devices — 2.1%
EMC Corp.†	268,225	6,142,353
NetApp, Inc.†	57,400	3,154,704

		9,297,057

Cosmetics & Toiletries — 1.6%
Procter & Gamble Co.	105,910	6,813,190

Distribution/Wholesale — 1.4%
WESCO International, Inc.†	115,900	6,119,520

Diversified Banking Institutions — 5.7%
Bank of America Corp.	129,690	1,730,065
Citigroup, Inc.†	645,700	3,054,161
JPMorgan Chase & Co.	159,025	6,745,840
The Goldman Sachs Group, Inc.	39,430	6,630,549
UBS AG†	408,960	6,735,571

		24,896,186

Diversified Manufacturing Operations — 4.6%
Cooper Industries PLC	66,800	3,893,772
General Electric Co.	369,315	6,754,771
Honeywell International, Inc.	124,190	6,601,940
Ingersoll-Rand PLC	62,130	2,925,702

		20,176,185

E-Commerce/Services — 0.8%
eBay, Inc.†	130,815	3,640,581

Electric-Integrated — 0.4%
NextEra Energy, Inc.	34,465	1,791,835

Engineering/R&D Services — 0.8%
Fluor Corp.	49,550	3,283,183

Enterprise Software/Service — 2.9%
JDA Software Group, Inc.†	125,600	3,516,800
Oracle Corp.	291,525	9,124,732

		12,641,532

Financial Guarantee Insurance — 2.1%
Assured Guaranty, Ltd.	516,468	9,141,484

Food-Misc. — 0.5%
H.J. Heinz Co.	44,800	2,215,808

Gold Mining — 0.5%
Barrick Gold Corp.	37,200	1,978,296

Instruments-Scientific — 0.9%
Thermo Fisher Scientific, Inc.†	38,100	2,109,216
Waters Corp.†	23,600	1,833,956

		3,943,172

Insurance-Life/Health — 0.8%
Aflac, Inc.	58,700	3,312,441

Insurance-Multi-line — 2.0%
Hartford Financial Services Group, Inc.	329,080	8,717,329

Investment Management/Advisor Services — 3.0%
Ameriprise Financial, Inc.	171,690	9,880,759
Waddell & Reed Financial, Inc., Class A	88,300	3,116,107

		12,996,866

Machinery-Construction & Mining — 0.7%
Joy Global, Inc.	36,400	3,157,700

Machinery-Pumps — 2.4%
Flowserve Corp.	87,521	10,434,254

Medical Instruments — 1.2%
St. Jude Medical, Inc.†	117,940	5,041,935

Medical-Biomedical/Gene — 0.9%
Amgen, Inc.†	36,575	2,007,968
Gilead Sciences, Inc.†	57,200	2,072,928

		4,080,896

Medical-Drugs — 1.5%
Merck & Co., Inc.	110,670	3,988,547
Pfizer, Inc.	144,550	2,531,070

		6,519,617

Medical-Generic Drugs — 2.4%
Mylan, Inc.†	145,700	3,078,641
Teva Pharmaceutical Industries, Ltd. ADR	138,535	7,221,830

		10,300,471

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-HMO — 1.5%
Humana, Inc.†	71,300	$3,902,962
UnitedHealth Group, Inc.	70,005	2,527,881

		6,430,843

Metal Processors & Fabrication — 1.9%
Precision Castparts Corp.	57,940	8,065,827

Metal-Copper — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	41,720	5,010,155

Metal-Diversified — 1.2%
Rio Tinto PLC ADR	72,045	5,162,745

Motion Pictures & Services — 0.7%
DreamWorks Animation SKG, Inc., Class A†	97,660	2,878,040

Networking Products — 2.4%
Cisco Systems, Inc.†	514,840	10,415,213

Oil & Gas Drilling — 2.2%
Atwood Oceanics, Inc.†	93,858	3,507,474
Noble Corp.	169,025	6,046,024

		9,553,498

Oil Companies-Exploration & Production — 5.0%
Apache Corp.	66,430	7,920,449
EOG Resources, Inc.	29,100	2,660,031
Ultra Petroleum Corp.†	145,670	6,958,656
Whiting Petroleum Corp.†	33,800	3,961,022

		21,500,158

Oil Companies-Integrated — 2.4%
Exxon Mobil Corp.	144,990	10,601,669

Oil Field Machinery & Equipment — 1.3%
Cameron International Corp.†	113,100	5,737,563

Retail-Apparel/Shoe — 1.2%
Aeropostale, Inc.†	94,650	2,332,176
Buckle, Inc.	81,455	3,076,555

		5,408,731

Retail-Building Products — 0.6%
Lowe’s Cos., Inc.	97,280	2,439,782

Retail-Major Department Stores — 2.8%
Nordstrom, Inc.	185,240	7,850,471
TJX Cos., Inc.	93,810	4,164,226

		12,014,697

Retail-Regional Department Stores — 0.5%
Kohl’s Corp.†	39,690	2,156,755

Retail-Restaurants — 1.5%
McDonald’s Corp.	63,275	4,856,989
Starbucks Corp.	45,200	1,452,276

		6,309,265

Schools — 2.0%
ITT Educational Services, Inc.†	136,052	8,665,152

Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	124,955	4,707,055

Semiconductor Equipment — 0.4%
Teradyne, Inc.†	127,700	1,792,908

Steel-Producers — 0.6%
Steel Dynamics, Inc.	137,500	2,516,250

Steel-Specialty — 0.3%
Allegheny Technologies, Inc.	20,800	1,147,744

Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	95,930	1,853,368

Telephone-Integrated — 0.9%
AT&T, Inc.	132,110	3,881,392

Television — 1.4%
CBS Corp., Class B	321,905	6,132,290

Tobacco — 1.5%
Philip Morris International, Inc.	109,990	6,437,715

Transport-Services — 2.1%
United Parcel Service, Inc., Class B	126,855	9,207,136

Web Portals/ISP — 2.1%
Google, Inc., Class A†	15,440	9,170,897

Wire & Cable Products — 0.6%
Belden, Inc.	68,800	2,533,216

Wireless Equipment — 1.3%
QUALCOMM, Inc.	115,425	5,712,383

Total Common Stock (cost $362,368,135)		427,538,220

PREFERRED STOCK — 0.8%
Banks-Commercial — 0.8%
Itau Unibanco Holding SA ADR (cost $2,919,501)	134,400	3,226,944

U.S. CORPORATE BONDS & NOTES — 0.3%
Casino Services — 0.3%
International Game Technology Senior Notes 3.25% due 05/01/14 (cost $1,407,679)	$1,281,000	1,477,954

Total Long-Term Investment Securities (cost $366,695,315)		432,243,118

REPURCHASE AGREEMENTS — 0.7%
Bank of America Joint Repurchase Agreement(1)	1,470,000	1,470,000
UBS Securities LLC Joint Repurchase Agreement(1)	1,640,000	1,640,000

Total Repurchase Agreements (cost $3,110,000)		3,110,000

TOTAL INVESTMENTS (cost $369,805,315)(2)	100.4%	435,353,118
Liabilities in excess of other assets	(0.4)	(1,752,904)

NET ASSETS	100.0%	$433,600,214

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
ASSETS:	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$24,896,186	$—	$—	$24,896,186
Oil Companies — Exploration & Production	21,500,158	—	—	21,500,158
Other Industries*	381,141,876	—	—	381,141,876
Preferred Stock	3,226,944	—	—	3,226,944
U.S. Corporate Bonds & Notes	—	1,477,954	—	1,477,954
Repurchase Agreements	—	3,110,000	—	3,110,000

Total	$430,765,164	$4,587,954	$—	$435,353,118

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO PROFILE — December 31, 2010 — (unaudited)

Industry Allocation*

Computers	6.4%
Electronic Components-Semiconductors	4.6
Wireless Equipment	3.9
Investment Management/Advisor Services	3.9
Apparel Manufacturers	3.6
Networking Products	3.3
E-Commerce/Services	3.1
Oil Companies-Exploration & Production	3.0
Agricultural Chemicals	3.0
Medical-HMO	2.9
Enterprise Software/Service	2.7
Transport-Services	2.6
Web Portals/ISP	2.6
Electronic Components-Misc.	2.5
Auto-Cars/Light Trucks	2.1
Instruments-Scientific	2.0
Medical-Generic Drugs	2.0
Coffee	1.9
Computers-Integrated Systems	1.7
Computers-Memory Devices	1.6
Metal-Copper	1.6
Medical-Biomedical/Gene	1.5
Medical Instruments	1.4
Retail-Apparel/Shoe	1.4
Computer Services	1.4
Semiconductor Components-Integrated Circuits	1.4
Telecommunication Equipment	1.3
Pharmacy Services	1.3
Diversified Manufacturing Operations	1.3
Diversified Banking Institutions	1.3
Medical-Drugs	1.3
Machinery-Construction & Mining	1.3
Auto/Truck Parts & Equipment-Original	1.3
Cellular Telecom	1.2
Rental Auto/Equipment	1.2
X-Ray Equipment	1.2
Retail-Sporting Goods	1.2
Home Furnishings	1.2
Repurchase Agreements	1.2
Human Resources	1.1
Aerospace/Defense	1.1
Electronic Measurement Instruments	1.1
Research & Development	1.1
Auto-Heavy Duty Trucks	1.1
Retail-Jewelry	1.1
Medical-Wholesale Drug Distribution	1.0
Coal	1.0
Commercial Services-Finance	1.0
Entertainment Software	1.0
Food-Retail	1.0
Banks-Commercial	1.0
Printing-Commercial	0.9
Building-Residential/Commercial	0.9
Airlines	0.9
Retail-Discount	0.9
Motion Pictures & Services	0.8
Applications Software	0.5
Investment Companies	0.5
Diagnostic Equipment	0.1

102.5%

*	Calculated as a percentage of net assets

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 101.3%
Aerospace/Defense — 1.1%
The Boeing Co.	199,700	$13,032,422

Agricultural Chemicals — 3.0%
CF Industries Holdings, Inc.	96,300	13,014,945
The Mosaic Co.	283,700	21,663,332

		34,678,277

Airlines — 0.9%
JetBlue Airways Corp.†	1,553,100	10,265,991

Apparel Manufacturers — 3.6%
Coach, Inc.	334,650	18,509,492
Hanesbrands, Inc.†	495,000	12,573,000
Under Armour, Inc., Class A†	209,200	11,472,528

		42,555,020

Applications Software — 0.5%
Citrix Systems, Inc.†	86,600	5,924,306

Auto-Cars/Light Trucks — 2.1%
Daimler AG†	179,982	12,201,069
Fiat SpA	609,690	12,571,264

		24,772,333

Auto-Heavy Duty Trucks — 1.1%
Navistar International Corp.†	217,370	12,587,897

Auto/Truck Parts & Equipment-Original — 1.3%
Johnson Controls, Inc.	384,500	14,687,900

Banks-Commercial — 1.0%
Banco Santander Brasil SA ADR	826,200	11,236,320

Building-Residential/Commercial — 0.9%
MRV Engenharia e Participacoes SA	1,164,500	10,950,509

Cellular Telecom — 1.2%
MetroPCS Communications, Inc.†	1,146,600	14,481,558

Coal — 1.0%
CONSOL Energy, Inc.	246,800	12,029,032

Coffee — 1.9%
Green Mountain Coffee Roasters, Inc.†	689,230	22,648,098

Commercial Services-Finance — 1.0%
The Western Union Co.	645,900	11,994,363

Computer Services — 1.4%
Cognizant Technology Solutions Corp., Class A†	217,700	15,955,233

Computers — 6.4%
Apple, Inc.†	235,000	75,801,600

Computers-Integrated Systems — 1.7%
Riverbed Technology, Inc.†	244,560	8,601,175
Teradata Corp.†	271,700	11,183,172

		19,784,347

Computers-Memory Devices — 1.6%
EMC Corp.†	845,166	19,354,301

Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	28,440	1,659,474

Diversified Banking Institutions — 1.3%
The Goldman Sachs Group, Inc.	89,000	14,966,240

Diversified Manufacturing Operations — 1.3%
Ingersoll-Rand PLC	320,400	15,087,636

E-Commerce/Services — 3.1%
eBay, Inc.†	723,790	20,143,076
priceline.com, Inc.†	40,890	16,337,599

		36,480,675

Electronic Components-Misc. — 2.5%
Gentex Corp.	535,500	15,829,380
Jabil Circuit, Inc.	692,500	13,912,325

		29,741,705

Electronic Components-Semiconductors — 4.6%
Broadcom Corp., Class A	516,400	22,489,220
Cavium Networks, Inc.†	209,400	7,890,192
Skyworks Solutions, Inc.†	834,070	23,879,424

		54,258,836

Electronic Measurement Instruments — 1.1%
Agilent Technologies, Inc.†	313,200	12,975,876

Enterprise Software/Service — 2.7%
Concur Technologies, Inc.†	222,900	11,575,197
Oracle Corp.	648,400	20,294,920

		31,870,117

Entertainment Software — 1.0%
Activision Blizzard, Inc.	932,200	11,596,568

Food-Retail — 1.0%
Whole Foods Market, Inc.†	224,544	11,359,681

Home Furnishings — 1.2%
Tempur-Pedic International, Inc.†	349,097	13,984,826

Human Resources — 1.1%
Manpower, Inc.	214,500	13,462,020

Instruments-Scientific — 2.0%
Thermo Fisher Scientific, Inc.†	221,500	12,262,240
Waters Corp.†	147,700	11,477,767

		23,740,007

Investment Companies — 0.5%
Vallar PLC†	339,642	5,904,322

Investment Management/Advisor Services — 3.9%
Ameriprise Financial, Inc.	201,400	11,590,570
BlackRock, Inc.	83,700	15,951,546
Invesco, Ltd.	741,350	17,836,881

		45,378,997

Machinery-Construction & Mining — 1.3%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.†	1,227,400	2,772,893
Komatsu, Ltd.	397,900	12,041,388

		14,814,281

Medical Instruments — 1.4%
Edwards Lifesciences Corp.†	206,900	16,725,796

Medical-Biomedical/Gene — 1.5%
Amylin Pharmaceuticals, Inc.†	232,500	3,420,075
Celgene Corp.†	248,100	14,672,634

		18,092,709

Anchor Series Trust Capital Appreciation Portfolio
 PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Drugs — 1.3%
Auxilium Pharmaceuticals, Inc.†	405,700	$8,560,270
Salix Pharmaceuticals, Ltd.†	134,800	6,330,208

		14,890,478

Medical-Generic Drugs — 2.0%
Mylan, Inc.†	508,210	10,738,477
Watson Pharmaceuticals, Inc.†	244,800	12,643,920

		23,382,397

Medical-HMO — 2.9%
Aetna, Inc.	260,280	7,941,143
CIGNA Corp.	229,700	8,420,802
UnitedHealth Group, Inc.	506,930	18,305,242

		34,667,187

Medical-Wholesale Drug Distribution — 1.0%
Cardinal Health, Inc.	317,700	12,171,087

Metal-Copper — 1.6%
Freeport-McMoRan Copper & Gold, Inc.	160,400	19,262,436

Motion Pictures & Services — 0.8%
DreamWorks Animation SKG, Inc., Class A†	300,130	8,844,831

Networking Products — 3.3%
Acme Packet, Inc.†	379,000	20,147,640
Polycom, Inc.†	479,925	18,707,477

		38,855,117

Oil Companies-Exploration & Production — 3.0%
Apache Corp.	101,400	12,089,922
EOG Resources, Inc.	110,600	10,109,946
Occidental Petroleum Corp.	131,700	12,919,770

		35,119,638

Pharmacy Services — 1.3%
SXC Health Solutions Corp.†	361,230	15,482,318

Printing-Commercial — 0.9%
VistaPrint NV†	239,680	11,025,280

Rental Auto/Equipment — 1.2%
Localiza Rent a Car SA	891,700	14,449,837

Research & Development — 1.1%
Pharmaceutical Product Development, Inc.	471,930	12,808,180

Retail-Apparel/Shoe — 1.4%
Ross Stores, Inc.	260,100	16,451,325

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

Retail-Discount — 0.9%
Big Lots, Inc.†	329,600	$10,039,616

Retail-Jewelry — 1.1%
Pandora A/S†	206,351	12,429,780

Retail-Sporting Goods — 1.2%
Dick’s Sporting Goods, Inc.†	374,200	14,032,500

Semiconductor Components-Integrated Circuits — 1.4%
Cypress Semiconductor Corp.†	228,310	4,242,000
Maxim Integrated Products, Inc.	494,100	11,670,642

		15,912,642

Telecommunication Equipment — 1.3%
ADTRAN, Inc.	433,800	15,707,898

Transport-Services — 2.6%
Expeditors International of Washington, Inc.	289,380	15,800,148
FedEx Corp.	158,100	14,704,881

		30,505,029

Web Portals/ISP — 2.6%
Google, Inc., Class A†	50,600	30,054,882

Wireless Equipment — 3.9%
American Tower Corp., Class A†	227,800	11,763,592
HTC Corp.	395,000	12,192,822
QUALCOMM, Inc.	437,100	21,632,079

		45,588,493

X-Ray Equipment — 1.2%
Hologic, Inc.†	767,220	14,439,080

Total Long-Term Investment Securities (cost $922,655,052)		1,190,959,304

REPURCHASE AGREEMENTS — 1.2%
Bank of America Joint Repurchase Agreement(1)	$6,390,000	6,390,000
UBS Securities LLC Joint Repurchase Agreement(1)	7,120,000	7,120,000

Total Repurchase Agreements (cost $13,510,000)		13,510,000

TOTAL INVESTMENTS (cost $936,165,052)(2)	102.5%	1,204,469,304
Liabilities in excess of other assets	(2.5)	(28,992,544)

NET ASSETS	100.0%	$1,175,476,760

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

Anchor Series Trust Capital Appreciation Portfolio
 PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
ASSETS:	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$75,801,600	$—	$—	$75,801,600
Other Industries*	1,115,157,704	—	—	1,115,157,704
Repurchase Agreements	—	13,510,000	—	13,510,000

Total	$1,190,959,304	$13,510,000	$—	$1,204,469,304

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO PROFILE — December 31, 2010 (unaudited)

Industry Allocation*

Oil Companies-Integrated	28.1%
Oil Companies-Exploration & Production	21.8
Diversified Minerals	10.5
Coal	6.7
Metal-Diversified	5.9
Steel-Producers	5.2
Metal-Copper	4.4
Gold Mining	3.9
Non-Ferrous Metals	2.9
Repurchase Agreements	2.8
Platinum	2.8
Metal-Aluminum	2.5
Oil Refining & Marketing	2.4
Building Products-Cement	1.6

101.5%

*	Calculated as a percentage of net assets

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 94.9%
Building Products-Cement — 1.6%
CRH PLC	244,927	$5,122,181

Coal — 6.7%
China Shenhua Energy Co., Ltd.	828,000	3,472,725
CONSOL Energy, Inc.	174,800	8,519,752
Mongolian Mining Corp.†	3,681,500	4,295,904
PT Bumi Resources Tbk	15,991,000	5,368,788

		21,657,169

Diversified Minerals — 6.7%
Anglo American PLC	219,373	11,408,219
BHP Billiton PLC	257,510	10,241,848

		21,650,067

Gold Mining — 3.9%
AngloGold Ashanti, Ltd. ADR	78,327	3,856,038
Gold Fields, Ltd.	152,566	2,793,087
Kinross Gold Corp.	322,200	6,108,912

		12,758,037

Metal-Aluminum — 2.5%
Alumina, Ltd.	3,152,416	7,996,244

Metal-Copper — 4.4%
First Quantum Minerals, Ltd.	43,200	4,692,347
Freeport-McMoRan Copper & Gold, Inc.	32,000	3,842,880
Kazakhmys PLC	230,733	5,806,133

		14,341,360

Metal-Diversified — 5.9%
Rio Tinto PLC	50,332	3,520,672
Rio Tinto PLC ADR	98,100	7,029,846
Vedanta Resources PLC	219,117	8,598,705

		19,149,223

Non-Ferrous Metals — 2.9%
Cameco Corp.	228,500	9,226,830

Oil Companies-Exploration & Production — 21.8%
Cabot Oil & Gas Corp.	14,400	545,040
Canadian Natural Resources, Ltd.	261,700	11,672,931
Chesapeake Energy Corp.	285,400	7,394,714
Denbury Resources, Inc.†	4,500	85,905
Devon Energy Corp.	68,600	5,385,786
EnCana Corp.	212,482	6,216,536
EOG Resources, Inc.	110,900	10,137,369
EQT Corp.	103,300	4,631,972
Gazprom OAO ADR (London)	170,750	4,311,437
Gazprom OAO ADR (OTC US)	68,584	1,744,777
MEG Energy Corp.†*(1)	74,000	3,385,558
Southwestern Energy Co.†	216,400	8,099,852
Ultra Petroleum Corp.†	149,800	7,155,946

		70,767,823

Oil Companies-Integrated — 28.1%
BG Group PLC	604,661	12,217,735
BP PLC ADR	228,200	10,079,594
ENI SpA ADR	275,200	12,037,248
Exxon Mobil Corp.	265,884	19,441,438
Imperial Oil, Ltd.	66,200	2,682,424
PetroChina Co., Ltd. ADR	34,700	4,562,703
Petroleo Brasileiro SA ADR	161,600	6,114,944
Rosneft Oil Co. GDR†	673,690	4,823,621
Sasol, Ltd. ADR	65,400	3,404,070
Statoil ASA ADR	138,900	3,301,653
Suncor Energy, Inc.	319,592	12,304,115

		90,969,545

Oil Refining & Marketing — 2.4%
Reliance Industries, Ltd. GDR (London)†*	79,723	3,788,437
Reliance Industries, Ltd. GDR (New York)†*	84,501	4,015,488

		7,803,925

Platinum — 2.8%
Anglo Platinum, Ltd.†	85,326	8,990,867

Steel-Producers — 5.2%
ArcelorMittal	156,300	5,959,719
Nucor Corp.	112,500	4,929,750
Sumitomo Metal Industries, Ltd.	2,428,000	5,981,032

		16,870,501

Total Common Stock (cost $249,306,985)		307,303,772

EQUITY CERTIFICATES — 1.3%
Diversified Minerals — 1.3%
Morgan Stanley — NMDC, Ltd.†*(1) (cost $4,559,622)	687,833	4,285,199

PREFERRED STOCK — 2.5%
Diversified Minerals — 2.5%
Vale SA ADR (cost $3,132,192)	270,000	8,159,400

Total Long-Term Investment Securities (cost $256,998,799)		319,748,371

REPURCHASE AGREEMENTS — 2.8%
Bank of America Joint Repurchase Agreement(2)	$4,315,000	4,315,000
UBS Securities LLC Joint Repurchase Agreement(2)	4,805,000	4,805,000

Total Repurchase Agreements (cost $9,120,000)		9,120,000

TOTAL INVESTMENTS (cost $266,118,799)(3)	101.5%	328,868,371
Liabilities in excess of other assets	(1.5)	(4,831,723)

NET ASSETS	100.0%	$324,036,648

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2010, the aggregate value of these securities was $15,474,682 representing 4.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At December 31, 2010, the aggregate value of these securities was $7,670,757, representing 2.4% of set assets.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
ASSETS:	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Coal	$21,657,169	$—	$—	$21,657,169
Diversified Minerals	21,650,067	—	—	21,650,067
Metal-Diversified	19,149,223	—	—	19,149,223
Oil Companies — Exploration & Production	70,767,823	—	—	70,767,823
Oil Companies — Integrated	90,969,545	—	—	90,969,545
Steel Producers	16,870,501	—	—	16,870,501
Other Industries*	66,239,444	—	—	66,239,444
Equity Certificates	4,285,199	—	—	4,285,199
Preferred Stock	8,159,400	—	—	8,159,400
Repurchase Agreements	—	9,120,000	—	9,120,000

Total	$319,748,371	$9,120,000	$—	$328,868,371

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO PROFILE — December 31, 2010 — (unaudited)

Industry Allocation*

U.S. Treasury Notes	7.8%
Federal National Mtg. Assoc.	6.9
Diversified Banking Institutions	5.5
Federal Home Loan Mtg. Corp.	4.0
Repurchase Agreements	3.8
Government National Mtg. Assoc.	3.5
Diversified Manufacturing Operations	3.3
Oil Companies-Integrated	3.0
Oil Companies-Exploration & Production	2.9
Computers	2.6
Banks-Super Regional	2.1
Medical-Drugs	1.9
Retail-Major Department Stores	1.8
Transport-Services	1.7
Enterprise Software/Service	1.7
Beverages-Non-alcoholic	1.6
Telephone-Integrated	1.6
Investment Management/Advisor Services	1.6
Web Portals/ISP	1.6
Applications Software	1.6
Networking Products	1.5
Cosmetics & Toiletries	1.5
Computers-Memory Devices	1.5
Machinery-Pumps	1.5
U.S. Treasury Bonds	1.5
Retail-Restaurants	1.3
Metal Processors & Fabrication	1.3
Medical-Generic Drugs	1.3
Auto-Cars/Light Trucks	1.2
Financial Guarantee Insurance	1.2
Tobacco	1.1
Wireless Equipment	1.0
Schools	1.0
Computer Services	0.9
Television	0.9
Electric-Integrated	0.9
Diversified Financial Services	0.9
Metal-Diversified	0.8
Oil & Gas Drilling	0.8
Coal	0.8
Medical-HMO	0.8
Retail-Building Products	0.8
Semiconductor Components-Integrated Circuits	0.7
Medical Instruments	0.7
Telecom Equipment-Fiber Optics	0.7
Metal-Copper	0.7
Oil Field Machinery & Equipment	0.7
Real Estate Investment Trusts	0.7
E-Commerce/Services	0.6
Agricultural Chemicals	0.6
Banks-Commercial	0.6
Medical-Biomedical/Gene	0.6
Insurance-Multi-line	0.6
Machinery-Farming	0.6
Retail-Discount	0.6
Distribution/Wholesale	0.6
Engineering/R&D Services	0.5
Commercial Services	0.5
Aerospace/Defense	0.5
Municipal Bonds & Notes	0.4
Airlines	0.4
Instruments-Scientific	0.4
Retail-Regional Department Stores	0.3%
Food-Misc.	0.3
Insurance-Mutual	0.3
Commercial Services-Finance	0.3
Insurance-Life/Health	0.3
Retail-Drug Store	0.3
Insurance-Property/Casualty	0.2
Metal-Iron	0.2
Agricultural Operations	0.2
Steel-Specialty	0.2
Sovereign Agency	0.2
Steel-Producers	0.2
Gold Mining	0.1
Data Processing/Management	0.1
Multimedia	0.1

100.0%

*	Calculated as a percentage of net assets

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 65.1%
Aerospace/Defense — 0.5%
Raytheon Co.	1,300	$60,242
The Boeing Co.	935	61,018

		121,260

Agricultural Chemicals — 0.6%
Agrium, Inc.	1,100	100,925
The Mosaic Co.	860	65,670

		166,595

Applications Software — 1.4%
Microsoft Corp.	12,970	362,122

Auto-Cars/Light Trucks — 1.1%
Ford Motor Co.†	18,110	304,067

Banks-Super Regional — 1.9%
Wells Fargo & Co.	16,345	506,532

Beverages-Non-alcoholic — 1.6%
PepsiCo, Inc.	6,650	434,444

Coal — 0.8%
CONSOL Energy, Inc.	2,105	102,598
Peabody Energy Corp.	1,800	115,164

		217,762

Commercial Services — 0.5%
Alliance Data Systems Corp.†	2,000	142,060

Commercial Services-Finance — 0.3%
The Western Union Co.	4,100	76,137

Computer Services — 0.9%
International Business Machines Corp.	1,730	253,895

Computers — 2.6%
Apple, Inc.†	1,120	361,267
Hewlett-Packard Co.	5,855	246,496
Research In Motion, Ltd.†	1,300	75,569

		683,332

Computers-Memory Devices — 1.5%
EMC Corp.†	17,580	402,582

Cosmetics & Toiletries — 1.5%
Procter & Gamble Co.	6,305	405,601

Distribution/Wholesale — 0.6%
WESCO International, Inc.†	2,950	155,760

Diversified Banking Institutions — 3.8%
Bank of America Corp.	5,485	73,170
Citigroup, Inc.†	22,500	106,425
JPMorgan Chase & Co.	7,045	298,849
The Goldman Sachs Group, Inc.	1,670	280,827
UBS AG†	16,280	268,132

		1,027,403

Diversified Manufacturing Operations — 3.3%
Dover Corp.	1,350	78,907
General Electric Co.	16,140	295,201
Honeywell International, Inc.	7,100	377,436
Ingersoll-Rand PLC	2,630	123,847

		875,391

E-Commerce/Services — 0.6%
eBay, Inc.†	6,015	167,397

Electric-Integrated — 0.7%
American Electric Power Co., Inc.	2,100	75,558
NextEra Energy, Inc.	2,230	115,938

		191,496

Engineering/R&D Services — 0.5%
Fluor Corp.	2,225	147,428

Enterprise Software/Service — 1.7%
Oracle Corp.	14,130	442,269

Financial Guarantee Insurance — 1.2%
Assured Guaranty, Ltd.	17,570	310,989

Food-Misc. — 0.3%
H.J. Heinz Co.	1,675	82,845

Gold Mining — 0.1%
Barrick Gold Corp.	650	34,567

Instruments-Scientific — 0.4%
Thermo Fisher Scientific, Inc.†	1,900	105,184

Insurance-Life/Health — 0.3%
Aflac, Inc.	1,300	73,359

Insurance-Multi-line — 0.6%
Hartford Financial Services Group, Inc.	5,965	158,013

Investment Management/Advisor Services — 1.5%
Ameriprise Financial, Inc.	7,070	406,878

Machinery-Farming — 0.6%
Deere & Co.	1,900	157,795

Machinery-Pumps — 1.5%
Flowserve Corp.	3,335	397,599

Medical Instruments — 0.7%
Medtronic, Inc.	1,400	51,926
St. Jude Medical, Inc.†	3,230	138,082

		190,008

Medical-Biomedical/Gene — 0.6%
Amgen, Inc.†	1,520	83,448
Gilead Sciences, Inc.†	2,100	76,104

		159,552

Medical-Drugs — 1.9%
AstraZeneca PLC ADR	2,290	105,775
Merck & Co., Inc.	5,320	191,733
Pfizer, Inc.	11,737	205,515

		503,023

Medical-Generic Drugs — 1.3%
Teva Pharmaceutical Industries, Ltd. ADR	6,635	345,883

Medical-HMO — 0.8%
UnitedHealth Group, Inc.	5,975	215,757

Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	2,485	345,937

Metal-Copper — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	1,490	178,934

Metal-Diversified — 0.8%
Rio Tinto PLC ADR	3,170	227,162

Metal-Iron — 0.2%
Cliffs Natural Resources, Inc.	700	54,607

Networking Products — 1.5%
Cisco Systems, Inc.†	20,170	408,039

Oil & Gas Drilling — 0.8%
Noble Corp.	6,135	219,449

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil Companies-Exploration & Production — 2.9%
Apache Corp.	2,250	$268,267
EOG Resources, Inc.	1,150	105,122
Nexen, Inc.	2,800	64,120
Ultra Petroleum Corp.†	5,040	240,761
Whiting Petroleum Corp.†	900	105,471

		783,741

Oil Companies-Integrated — 3.0%
Exxon Mobil Corp.	10,295	752,770
Petroleo Brasileiro SA ADR	1,000	37,840

		790,610

Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	3,500	177,555

Retail-Building Products — 0.8%
Lowe’s Cos., Inc.	8,060	202,145

Retail-Discount — 0.6%
Wal-Mart Stores, Inc.	2,900	156,397

Retail-Drug Store — 0.3%
CVS Caremark Corp.	2,050	71,278

Retail-Major Department Stores — 1.8%
Nordstrom, Inc.	7,210	305,560
TJX Cos., Inc.	4,250	188,657

		494,217

Retail-Regional Department Stores — 0.3%
Kohl’s Corp.†	1,685	91,563

Retail-Restaurants — 1.3%
McDonald’s Corp.	3,950	303,202
Starbucks Corp.	1,600	51,408

		354,610

Schools — 1.0%
ITT Educational Services, Inc.†	4,120	262,403

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	5,200	195,884

Steel-Specialty — 0.2%
Allegheny Technologies, Inc.	900	49,662

Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	9,555	184,603

Telephone-Integrated — 1.3%
AT&T, Inc.	12,015	353,001

Television — 0.9%
CBS Corp., Class B	12,830	244,411

Tobacco — 1.1%
Philip Morris International, Inc.	5,015	293,528

Transport-Services — 1.4%
United Parcel Service, Inc., Class B	5,200	377,416

Web Portals/ISP — 1.6%
Google, Inc., Class A†	710	421,719

Wireless Equipment — 1.0%
QUALCOMM, Inc.	5,410	267,741

Total Common Stock (cost $14,624,151)		17,431,597

PREFERRED STOCK — 0.6%
Banks-Commercial — 0.6%
Itau Unibanco Holding SA ADR (cost $129,313)	6,660	159,907

U.S. CORPORATE BONDS & NOTES — 6.0%
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	$50,000	53,675

Airlines — 0.4%
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 04/19/22	28,939	30,530
Southwest Airlines Co. Senior Notes 5.75% due 12/15/16	50,000	52,935
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	26,548	29,203

		112,668

Applications Software — 0.2%
Intuit, Inc. Senior Notes 5.40% due 03/15/12	50,000	52,361

Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	25,000	33,406

Banks-Super Regional — 0.2%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	50,000	51,615

Data Processing/Management — 0.1%
Fiserv, Inc. Company Guar. Notes 6.13% due 11/20/12	28,000	30,281

Diversified Banking Institutions — 1.7%
Citigroup, Inc. FDIC Guar. Notes 2.88% due 12/09/11	200,000	204,615
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	105,744
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/38	35,000	39,697
Morgan Stanley Senior Notes 5.45% due 01/09/17	100,000	103,701

		453,757

Diversified Financial Services — 0.9%
General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	200,000	204,232
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	35,000	37,418

		241,650

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Electric-Integrated — 0.2%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	$35,000	$39,304
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	10,000	11,056

		50,360

Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	10,000	10,412

Insurance-Mutual — 0.3%
Liberty Mutual Insurance Senior Sub. Notes 7.88% due 10/15/26*	75,000	78,495

Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Ltd. Company Guar. Notes 9.70% due 04/01/30	50,000	61,411

Investment Management/Advisor Services — 0.1%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	17,004

Multimedia — 0.1%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	25,000	26,860

Real Estate Investment Trusts — 0.7%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/16	25,000	25,826
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	15,000	15,688
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	43,526
Liberty Property LP Senior Notes 5.63% due 10/01/17	10,000	11,329
Realty Income Corp. Senior Notes 6.75% due 08/15/19	15,000	16,951
Simon Property Group LP Senior Notes 6.10% due 05/01/16	55,000	61,656

		174,976

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 6.80% due 05/15/36	10,000	11,075
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	4,980
BellSouth Corp. Senior Notes 6.55% due 06/15/34	20,000	21,034
SBC Communications, Inc. Senior Notes 6.45% due 06/15/34	40,000	42,400

		79,489

Transport-Services — 0.3%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	82,885	90,372

Total U.S. CORPORATE BONDS & NOTES (cost $1,540,471)		1,618,792

FOREIGN CORPORATE BONDS & NOTES — 0.2%
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 5.38% due 06/01/13 (cost $39,898)	40,000	42,518

MUNICIPAL BONDS & NOTES — 0.4%
Illinois State Taxable-Pension 3.85% due 06/01/13	65,000	65,699
Oregon School Boards Assoc. General Obligation 4.76% due 06/30/28	55,000	48,920

Total Municipal Bonds & Notes (cost $119,871)		114,619

U.S. GOVERNMENT AGENCIES — 14.6%
Federal Home Loan Mtg. Corp. — 4.0%
4.50% due 09/01/35	69,929	72,097
4.50% due 02/01/39	710,702	728,956
5.00% due 10/01/35	60,587	63,846
5.00% due 12/01/35	73,851	77,824
5.00% due 05/01/38	136,552	143,983

		1,086,706

Federal National Mtg. Assoc. — 6.9%
4.50% due 09/01/35	48,926	50,496
4.50% due 03/01/38	379,212	389,604
4.50% due 08/01/38	592,448	608,684
4.50% due 01/01/39	56,730	58,293
5.00% due 03/01/19	237,643	254,167
5.00% due 04/01/19	49,354	52,940
5.00% due 07/01/33	21,490	22,728
5.00% due 03/01/34	52,016	55,014
5.00% due 09/01/34	33,226	35,100
5.00% due 08/01/35	112,334	118,600
5.00% due 06/01/36	203,507	214,858

		1,860,484

Government National Mtg. Assoc. — 3.5%
5.00% due 11/15/34	131,330	140,215
5.00% due 11/15/35	219,627	233,994
5.50% due 04/15/34	111,361	120,948
6.00% due 10/15/32	20,752	22,912
6.50% due 08/15/23	687	778
6.50% due 09/15/23	10,901	12,355
6.50% due 10/15/23	1,287	1,459
6.50% due 11/15/23	81,404	92,260
6.50% due 12/15/23	93,900	106,422
6.50% due 09/15/28	7,356	8,352
6.50% due 11/15/28	20,401	23,162
6.50% due 10/15/31	3,167	3,595
6.50% due 02/15/35	69,832	78,151
7.00% due 01/15/33	10,453	11,977
7.00% due 10/15/34	62,977	71,959

		928,539

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Sovereign Agency — 0.2%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	$25,000	$23,968
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	25,000	23,926

		47,894

Total U.S. Government Agencies (cost $3,718,436)		3,923,623

U.S. GOVERNMENT TREASURIES — 9.3%
U.S. Treasury Bonds — 1.5%
4.38% due 11/15/39	130,000	130,690
4.38% due 05/15/40	40,000	40,194
4.63% due 02/15/40	210,000	219,975

		390,859

U.S. Treasury Notes — 7.8%
1.25% due 10/31/15	300,000	290,344
2.50% due 03/31/15	175,000	181,139
3.13% due 09/30/13	550,000	583,472
3.50% due 05/15/20	210,000	215,120
3.63% due 02/15/20	300,000	311,344
3.88% due 05/15/18	300,000	322,781
4.63% due 02/15/17	175,000	197,025

		2,101,225

Total U.S. Government Treasuries (cost $2,473,091)		2,492,084

Total Long-Term Investment Securities (cost $22,645,231)		25,783,140

REPURCHASE AGREEMENTS — 3.8%
Bank of America Joint Repurchase Agreement(1)	$475,000	475,000
UBS Securities LLC Joint Repurchase Agreement(1)	535,000	535,000

Total Repurchase Agreements (cost $1,010,000)		1,010,000

TOTAL INVESTMENTS (cost $23,655,231)(2)	100.0%	26,793,140
Liabilities in excess of other assets	0.0	(2,929)

NET ASSETS	100.0%	$26,790,211

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2010 the aggregate value of these securities was $132,170 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt
FDIC — Federal Deposit Insurance Corporation
STRIPS — Separate trading of registered interest and principal of securities.

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2010	(Depreciation)

17	Short	S&P 500 E-Mini Index	March 2011	$1,035,434	$1,065,050	$(29,616)
2	Long	U.S. Treasury 5 Year Note	March 2011	239,458	235,438	(4,020)

						$(33,636)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
ASSETS:	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$17,431,597	$—	$—	$17,431,597
Preferred Stock	159,907	—	—	159,907
U.S. Corporate Bonds & Notes	—	1,559,059	59,733	1,618,792
Foreign Corporate Bonds & Notes	—	42,518	—	42,518
Municipal Bonds & Notes	—	114,619	—	114,619
U.S. Government Agencies	—	3,923,623	—	3,923,623
U.S. Government Treasuries	—	2,492,084	—	2,492,084
Repurchase Agreements	—	1,010,000	—	1,010,000

Total	$17,591,504	$9,141,903	$59,733	$26,793,140

LIABILITIES:
Other Financial Instruments@
Open Futures Contracts — Depreciation	$(33,636)	$—	$—	$(33,636)

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

U.S. Corporate
Bonds & Notes

Balance as of 12/31/2009	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3(1)	59,733

Balance as of 12/31/2010	$59,733

(1)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO PROFILE — December 31, 2010 — (unaudited)

Industry Allocation*

Sovereign	22.9%
Repurchase Agreements	3.9
Diversified Banking Institutions	3.0
Banks-Commercial	2.8
Oil Companies-Exploration & Production	2.6
Computers	2.4
Auto-Cars/Light Trucks	2.0
Cellular Telecom	2.0
U.S. Treasury Notes	1.9
Investment Management/Advisor Services	1.9
Diversified Manufacturing Operations	1.9
Enterprise Software/Service	1.5
Real Estate Operations & Development	1.4
Banks-Super Regional	1.4
Oil Companies-Integrated	1.3
Semiconductor Components-Integrated Circuits	1.3
Food-Misc.	1.3
Metal Processors & Fabrication	1.3
Electronic Components-Semiconductors	1.2
Networking Products	1.2
Medical-HMO	1.2
Computer Services	1.2
Beverages-Non-alcoholic	1.1
Medical-Generic Drugs	1.0
Metal-Diversified	1.0
Coal	1.0
Airlines	1.0
Medical Products	1.0
Medical-Drugs	0.9
Power Converter/Supply Equipment	0.9
Aerospace/Defense	0.9
Transport-Services	0.8
Tobacco	0.8
Computers-Memory Devices	0.8
Building Products-Cement	0.8
Platinum	0.8
Distribution/Wholesale	0.7
Banks-Special Purpose	0.7
U.S. Government Treasuries	0.7
Auto/Truck Parts & Equipment-Original	0.7
Cosmetics & Toiletries	0.7
E-Commerce/Products	0.7
Electronic Forms	0.6
Retail-Building Products	0.6
Machinery-Construction & Mining	0.6
Human Resources	0.6
Insurance-Property/Casualty	0.6
Multimedia	0.6
Industrial Automated/Robotic	0.6
Apparel Manufacturers	0.6
Beverages-Wine/Spirits	0.6
Electric Products-Misc.	0.6
Chemicals-Diversified	0.6
Real Estate Investment Trusts	0.6
Forestry	0.5
Schools	0.5
Commercial Services	0.5
Transport-Marine	0.5
Wireless Equipment	0.5
E-Commerce/Services	0.5
Gas-Transportation	0.5
Non-Ferrous Metals	0.5
Electric-Transmission	0.4%
Electric-Integrated	0.4
Retail-Jewelry	0.4
Web Portals/ISP	0.4
Finance-Investment Banker/Broker	0.4
Computers-Integrated Systems	0.4
Agricultural Chemicals	0.4
Electronic Components-Misc.	0.4
Retail-Office Supplies	0.4
Rubber-Tires	0.3
Agricultural Operations	0.3
Hotels/Motels	0.3
Coffee	0.3
Metal-Copper	0.3
U.S. Treasury Bonds	0.3
Machinery-General Industrial	0.3
Internet Application Software	0.3
Pharmacy Services	0.3
Medical Instruments	0.2
X-Ray Equipment	0.2
Retail-Apparel/Shoe	0.2
Building Products-Air & Heating	0.2
Instruments-Scientific	0.2
Retail-Sporting Goods	0.2
Medical-Biomedical/Gene	0.2
Telecommunication Equipment	0.2
Electronic Measurement Instruments	0.2
Building-Residential/Commercial	0.2
Diversified Financial Services	0.2
Insurance-Life/Health	0.2
Commercial Services-Finance	0.2
Entertainment Software	0.2
Research & Development	0.2
Rental Auto/Equipment	0.2
Telecom Services	0.2
Home Furnishings	0.2
Auto-Heavy Duty Trucks	0.2
Retail-Discount	0.1
Motion Pictures & Services	0.1
Food-Retail	0.1
Printing-Commercial	0.1

100.3%

*	Calculated as a percentage of net assets

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO PROFILE — December 31, 2010 — (unaudited) — (continued)

Country Allocation*

United States	40.7%
United Kingdom	7.2
Japan	6.8
France	4.4
Switzerland	4.3
Sweden	3.9
Singapore	3.8
Canada	3.3
Mexico	2.8
Norway	2.5
Brazil	2.3
Denmark	2.1
Australia	2.1
Germany	1.9
Bermuda	1.5
China	1.3
Poland	1.3
Italy	1.3
Ireland	1.3
Taiwan	1.0
Hong Kong	0.7
South Africa	0.8
Israel	0.6
Jersey	0.6
Cayman Islands	0.5
Spain	0.5
Finland	0.4
Netherlands	0.2
Colombia	0.2

100.3%

*	Calculated as a percentage of net assets

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 68.5%
Aerospace/Defense — 0.9%
Northrop Grumman Corp.	2,600	$168,428
The Boeing Co.	800	52,208

		220,636

Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	247	33,382
The Mosaic Co.	891	68,037

		101,419

Agricultural Operations — 0.3%
Bunge, Ltd.	1,200	78,624

Airlines — 1.0%
British Airways PLC†	21,571	91,645
JetBlue Airways Corp.†	5,927	39,178
United Continental Holdings, Inc.†	5,235	124,698

		255,521

Apparel Manufacturers — 0.6%
Coach, Inc.	1,276	70,576
Hanesbrands, Inc.†	1,962	49,835
Under Armour, Inc., Class A†	573	31,423

		151,834

Auto-Cars/Light Trucks — 2.0%
Daimler AG†	647	43,860
Nissan Motor Co., Ltd.	11,500	109,490
Peugeot SA†	3,660	138,949
Volvo AB, Class B†	11,847	208,734

		501,033

Auto-Heavy Duty Trucks — 0.2%
Navistar International Corp.†	676	39,147

Auto/Truck Parts & Equipment-Original — 0.7%
Denso Corp.	3,400	117,339
Johnson Controls, Inc.	1,468	56,078

		173,417

Banks-Commercial — 1.8%
Agricultural Bank of China†	135,000	67,563
Banco Santander Brasil SA ADR	8,298	112,853
China Merchants Bank Co., Ltd.	48,485	122,884
Intesa Sanpaolo SpA	29,971	81,302
Standard Chartered PLC	2,864	77,048

		461,650

Banks-Super Regional — 1.4%
Wells Fargo & Co.	11,000	340,890

Beverages-Non-alcoholic — 1.1%
PepsiCo, Inc.	4,300	280,919

Beverages-Wine/Spirits — 0.6%
Pernod-Ricard SA	1,574	147,991

Building Products-Air & Heating — 0.2%
Daikin Industries, Ltd.	1,600	56,756

Building Products-Cement — 0.8%
CRH PLC	9,460	197,838

Building-Residential/Commercial — 0.2%
MRV Engenharia e Participacoes SA	5,495	51,673

Cellular Telecom — 2.0%
America Movil SAB de CV, Series L ADR	3,600	206,424
MetroPCS Communications, Inc.†	4,133	52,200
Vodafone Group PLC	91,321	236,063

		494,687

Chemicals-Diversified — 0.6%
Shin-Etsu Chemical Co., Ltd.	2,700	146,323

Coal — 1.0%
China Shenhua Energy Co., Ltd.	20,500	85,979
CONSOL Energy, Inc.	3,531	172,101

		258,080

Coffee — 0.3%
Green Mountain Coffee Roasters, Inc.†	2,371	77,911

Commercial Services — 0.5%
SGS SA	78	130,890

Commercial Services-Finance — 0.2%
SEI Investments Co.	2,000	47,580

Computer Services — 1.2%
Cognizant Technology Solutions Corp., Class A†	900	65,961
International Business Machines Corp.	1,540	226,010

		291,971

Computers — 2.2%
Apple, Inc.†	1,749	564,158

Computers-Integrated Systems — 0.4%
Riverbed Technology, Inc.†	1,770	62,251
Teradata Corp.†	975	40,131

		102,382

Computers-Memory Devices — 0.8%
EMC Corp.†	3,158	72,318
NetApp, Inc.†	2,300	126,408

		198,726

Cosmetics & Toiletries — 0.7%
Beiersdorf AG	2,991	165,970

Distribution/Wholesale — 0.7%
WW Grainger, Inc.	1,350	186,448

Diversified Banking Institutions — 3.0%
Bank of America Corp.	9,600	128,064
Mitsubishi UFJ Financial Group, Inc.	21,200	114,630
The Goldman Sachs Group, Inc.	1,142	192,038
UBS AG†	19,100	313,567

		748,299

Diversified Manufacturing Operations — 1.9%
General Electric Co.	15,200	278,008
Ingersoll-Rand PLC	1,469	69,175
Textron, Inc.	5,100	120,564

		467,747

E-Commerce/Products — 0.7%
Amazon.com, Inc.†	915	164,700

E-Commerce/Services — 0.5%
eBay, Inc.†	2,695	75,002
priceline.com, Inc.†	128	51,142

		126,144

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Electric Products-Misc. — 0.6%
Mitsubishi Electric Corp.	14,000	$146,915

Electric-Integrated — 0.4%
Northeast Utilities	3,500	111,580

Electric-Transmission — 0.4%
National Grid PLC	13,024	112,291

Electronic Components-Misc. — 0.4%
Gentex Corp.	1,586	46,882
Jabil Circuit, Inc.	2,691	54,062

		100,944

Electronic Components-Semiconductors — 1.2%
Altera Corp.	3,900	138,762
Broadcom Corp., Class A	2,045	89,060
Skyworks Solutions, Inc.†	2,905	83,170

		310,992

Electronic Forms — 0.6%
Adobe Systems, Inc.†	5,300	163,134

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.†	1,267	52,492

Enterprise Software/Service — 1.5%
Concur Technologies, Inc.†	934	48,503
Oracle Corp.	10,144	317,507

		366,010

Entertainment Software — 0.2%
Activision Blizzard, Inc.	3,690	45,904

Finance-Investment Banker/Broker — 0.4%
Lazard, Ltd., Class A	2,600	102,674

Food-Misc. — 1.3%
Danone	3,325	208,919
Kraft Foods, Inc., Class A	3,800	119,738

		328,657

Food-Retail — 0.1%
Whole Foods Market, Inc.†	695	35,160

Forestry — 0.5%
Plum Creek Timber Co., Inc.	3,600	134,820

Gas-Transportation — 0.5%
Snam Rete Gas SpA	22,905	113,862

Home Furnishings — 0.2%
Tempur-Pedic International, Inc.†	1,079	43,225

Hotels/Motels — 0.3%
Accor SA	574	25,543
Shangri-La Asia, Ltd.	19,333	52,481

		78,024

Human Resources — 0.6%
Manpower, Inc.	960	60,249
The Capita Group PLC	8,904	96,690

		156,939

Industrial Automated/Robotic — 0.6%
FANUC Corp.	1,000	153,590

Instruments-Scientific — 0.2%
Thermo Fisher Scientific, Inc.†	995	55,083

Insurance-Life/Health — 0.2%
Sony Financial Holdings, Inc.	12	48,553

Insurance-Property/Casualty — 0.6%
Tokio Marine Holdings, Inc.	5,200	155,443

Internet Application Software — 0.3%
Tencent Holdings, Ltd.	3,100	68,199

Investment Management/Advisor Services — 1.9%
Ameriprise Financial, Inc.	906	52,141
BlackRock, Inc.	1,376	262,238
Invesco, Ltd.	6,637	159,686

		474,065

Machinery-Construction & Mining — 0.6%
Atlas Copco AB, Class A	2,611	65,880
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.†	25,100	56,705
Komatsu, Ltd.	1,219	36,890

		159,475

Machinery-General Industrial — 0.3%
Kone OYJ, Class B	1,261	70,099

Medical Instruments — 0.2%
Edwards Lifesciences Corp.†	753	60,873

Medical Products — 1.0%
Johnson & Johnson	3,900	241,215

Medical-Biomedical/Gene — 0.2%
Celgene Corp.†	912	53,936

Medical-Drugs — 0.9%
Auxilium Pharmaceuticals, Inc.†	1,300	27,430
Pfizer, Inc.	12,100	211,871

		239,301

Medical-Generic Drugs — 1.0%
Mylan, Inc.†	2,712	57,305
Teva Pharmaceutical Industries, Ltd. ADR	3,000	156,390
Watson Pharmaceuticals, Inc.†	893	46,123

		259,818

Medical-HMO — 1.2%
Aetna, Inc.	1,282	39,114
UnitedHealth Group, Inc.	7,366	265,986

		305,100

Metal Processors & Fabrication — 1.3%
Assa Abloy AB, Class B	5,994	168,885
Precision Castparts Corp.	1,100	153,131

		322,016

Metal-Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	641	76,978

Metal-Diversified — 1.0%
Rio Tinto PLC	3,694	258,392

Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†	1,196	35,246

Multimedia — 0.6%
WPP PLC	12,623	155,378

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Networking Products — 1.2%
Acme Packet, Inc.†	1,389	$73,839
Cisco Systems, Inc.†	8,100	163,863
Polycom, Inc.†	1,814	70,710

		308,412

Non-Ferrous Metals — 0.5%
Paladin Energy, Ltd.†	22,569	113,802

Oil Companies-Exploration & Production — 2.6%
Anadarko Petroleum Corp.	2,800	213,248
Apache Corp.	437	52,103
Canadian Natural Resources, Ltd.	5,000	223,021
EOG Resources, Inc.	453	41,409
Southwestern Energy Co.†	3,200	119,776

		649,557

Oil Companies-Integrated — 1.3%
BG Group PLC	8,855	178,923
Repsol YPF SA	3,621	100,888
Suncor Energy, Inc.	1,400	53,899

		333,710

Pharmacy Services — 0.3%
SXC Health Solutions Corp.†	1,466	62,833

Platinum — 0.8%
Impala Platinum Holdings, Ltd.	5,346	189,056

Power Converter/Supply Equipment — 0.9%
Schneider Electric SA	1,477	221,056

Printing-Commercial — 0.1%
VistaPrint NV†	740	34,040

Real Estate Investment Trusts — 0.6%
Unibail-Rodamco SE	703	139,034

Real Estate Operations & Development — 1.4%
Hang Lung Properties, Ltd.	18,000	83,715
PDG Realty SA Empreendimentos e Participacoes	26,100	159,744
Sun Hung Kai Properties, Ltd.	6,500	107,542

		351,001

Rental Auto/Equipment — 0.2%
Localiza Rent a Car SA	2,808	45,503

Research & Development — 0.2%
Pharmaceutical Product Development, Inc.	1,688	45,812

Retail-Apparel/Shoe — 0.2%
Ross Stores, Inc.	907	57,368

Retail-Automobile — 0.0%
China Zhengtong Auto Service Holdings Ltd.	9,500	8,959

Retail-Building Products — 0.6%
Lowe’s Cos., Inc.	6,400	160,512

Retail-Discount — 0.1%
Big Lots, Inc.†	1,172	35,699

Retail-Jewelry — 0.4%
Compagnie Financiere Richemont SA	801	47,118
Pandora A/S†	1,016	61,200

		108,318

Retail-Office Supplies — 0.4%
Staples, Inc.	4,200	95,634

Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	1,441	54,037

Rubber-Tires — 0.3%
Bridgestone Corp.	4,200	81,165

Schools — 0.5%
New Oriental Education & Technology Group, Inc. ADR†	600	63,138
Strayer Education, Inc.	450	68,499

		131,637

Semiconductor Components-Integrated Circuits — 1.3%
Analog Devices, Inc.	1,700	64,039
Maxim Integrated Products, Inc.	2,262	53,428
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,900	211,926

		329,393

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	1,485	53,772

Tobacco — 0.8%
Imperial Tobacco Group PLC	6,584	202,017

Transport-Marine — 0.5%
Mitsui O.S.K. Lines, Ltd.	19,000	129,646

Transport-Services — 0.8%
Expeditors International of Washington, Inc.	1,305	71,253
FedEx Corp.	600	55,806
Kuehne & Nagel International AG	582	80,920

		207,979

Web Portals/ISP — 0.4%
Google, Inc., Class A†	176	104,539

Wireless Equipment — 0.7%
American Tower Corp., Class A†	896	46,269
HTC Corp.	1,309	40,406
QUALCOMM, Inc.	1,618	80,075

		166,750

X-Ray Equipment — 0.2%
Hologic, Inc.†	3,065	57,683

Total Common Stock (cost $14,611,760)		17,306,671

EQUITY CERTIFICATES — 0.2%
Telecom Services — 0.2%
Morgan Stanley — Bharti Airtel Ltd.*(2) (cost $40,947)	5,520	44,270

PREFERRED STOCK — 1.0%
Banks-Commercial — 1.0%
BanColombia SA ADR	600	37,146
Itau Unibanco Holding SA ADR*	1,500	36,015
Itau Unibanco Holding SA ADR	7,700	184,877

		258,038

Steel-Producers — 0.0%
Weirton Steel Corp., Series C†(1)(2)	1,125	0

Total Preferred Stock (cost $218,038)		258,038

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

		Principal	Value
Security Description		Amount(3)	(Note 2)

ASSET BACKED SECURITIES — 0.2%
Diversified Financial Services — 0.2%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(4)		$25,000	$26,071
Bear Stearns Commercial Mtg. Securities, Inc. Series 2001-TOP4, Class A3 5.61% due 11/15/33(4)		23,501	23,898

Total Asset Backed Securities (cost $49,682)			49,969

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Banks-Special Purpose — 0.7%
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 4.38% due 10/11/13	EUR	75,000	107,482
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 7.50% due 08/26/11	AUD	70,000	72,617

			180,099

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(1)(2)		50,000	0

Total Foreign Corporate Bonds & Notes
(cost $169,951)			180,099

FOREIGN GOVERNMENT AGENCIES — 20.7%
Sovereign — 20.7%
Federal Republic of Germany Bonds 3.25% due 01/04/20	EUR	27,500	37,756
Federal Republic of Germany Bonds 3.75% due 01/04/19	EUR	5,000	7,154
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	25,000	42,629
Government of Australia Bonds 5.75% due 05/15/21	AUD	150,000	155,743
Government of Australia Bonds 6.00% due 02/15/17	AUD	235,000	247,398
Government of Canada Bonds 3.75% due 06/01/19	CAD	90,000	95,390
Government of Canada Bonds 4.50% due 06/01/15	CAD	200,000	219,692
Government of Canada Bonds 5.75% due 06/01/33	CAD	105,000	141,245
Government of Finland Senior Bonds 4.38% due 07/04/19	EUR	10,000	14,688
Government of France Bonds 3.50% due 04/25/20	EUR	40,000	54,174
Government of France Bonds 4.75% due 04/25/35	EUR	10,000	15,142
Government of France Bonds 5.00% due 10/25/16	EUR	25,000	$37,827
Government of Japan Bonds 0.70% due 12/20/13	JPY	11,300,000	141,088
Government of Japan Bonds 1.30% due 12/20/18	JPY	2,700,000	34,411
Government of Japan Bonds 1.30% due 06/20/20	JPY	4,600,000	57,859
Government of Japan Bonds 1.80% due 06/20/17	JPY	3,150,000	41,698
Government of Japan Bonds 2.10% due 12/20/27	JPY	7,650,000	99,274
Government of Japan Bonds 2.20% due 09/20/28	JPY	4,550,000	59,564
Government of Poland Bonds 5.75% due 09/23/22	PLN	305,000	100,162
Government of Poland Bonds 6.25% due 10/24/15	PLN	625,000	218,728
Government of Singapore Bonds 3.63% due 07/01/14	SGD	1,125,000	969,888
Government of Spain Bonds 4.00% due 04/30/20	EUR	25,000	30,060
Italy Buoni Poliennali del Tesoro Bonds 3.00% due 04/15/15	EUR	50,000	64,929
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	1,125,000	219,405
Kingdom of Denmark Bonds 4.50% due 11/15/39	DKK	180,000	38,596
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	915,000	230,445
Kingdom of Netherlands Bonds 4.00% due 01/15/37	EUR	10,000	14,365
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	985,000	177,526
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	1,150,000	213,407
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	1,305,000	243,898
Kingdom of Sweden Bonds 3.75% due 08/12/17	SEK	550,000	85,164
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	1,790,000	304,316

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

		Principal	Value
Security Description		Amount(3)	(Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)

Sovereign — 2.2%
United Kingdom Gilt Treasury Bonds 2.25% due 03/07/14	GBP	150,000	$238,753
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/20	GBP	20,000	31,781
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/55	GBP	30,000	48,080
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/20	GBP	62,000	106,882
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	30,000	50,662
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/38	GBP	55,000	93,717

Total Foreign Government Treasuries (cost $549,691)			569,875

U.S. GOVERNMENT TREASURIES — 2.2%
U.S. Treasury Bonds — 0.3%
4.25% due 05/15/39		30,000	29,555
4.50% due 05/15/38		40,000	41,212

			70,767

U.S. Treasury Notes — 1.9%
0.88% due 03/31/11		$75,000	$75,123
1.38% due 05/15/12		150,000	151,992
1.88% due 02/28/14		110,000	112,647
2.38% due 08/31/14		75,000	77,695
3.63% due 08/15/19		5,000	5,224
3.63% due 02/15/20		60,000	62,269

			484,950

Total U.S. Government Treasuries (cost $554,778)			555,717

Total Long-Term Investment Securities (cost $20,918,016)			24,195,150

SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Treasuries — 0.7%
U.S. Treasury Bills 0.13% due 01/13/11 (cost $174,980)		175,000	174,980

REPURCHASE AGREEMENTS — 3.9%
Bank of America Joint Repurchase Agreement(5)		460,000	460,000
UBS Securities LLC Joint Repurchase Agreement(5)		520,000	520,000

Total Repurchase Agreements (cost $980,000)			980,000

TOTAL INVESTMENTS (cost $22,072,996)(6)		100.3%	25,350,130
Other assets less liabilities		(0.3)	(78,400)

NET ASSETS		100.0%	$25,271,730

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2010, the aggregate value of these securities was $184,282 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At December 31, 2010, the aggregate value of these securities was $44,270 representing 0.2% of net assets.
(3)	Denominated in United States dollars unless otherwise indicated.
(4)	Commercial Mortgage Backed Security
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2010	(Depreciation)

5	Short	Dow Jones Euro STOXX 50	March 2011	$191,763	$187,415	$4,348
1	Long	Euro-Bund	March 2011	168,096	168,110	14
2	Short	FTSE 100 Index	March 2011	183,733	184,528	(795)
1	Long	LIFFE Long Gilt	March 2011	187,946	187,080	(866)
8	Short	S&P 500 E-Mini Index	March 2011	488,753	501,200	(12,447)
1	Short	S&P/Toronto Stock Exchange 60 Index	March 2011	151,843	154,400	(2,557)
1	Short	TOPIX Index	March 2011	108,144	110,474	(2,330)
1	Long	U.S. Treasury 5 Year Note	March 2011	119,729	117,719	(2,010)

						$(16,643)

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

Bank of America N.A.
	CAD	631,000	USD	623,438	03/16/2011	$—	$(10,196)
	CHF	357,000	USD	373,349	01/25/2011	—	(8,569)
	EUR	108,000	USD	142,992	03/16/2011	—	(1,294)
	GBP	358,000	USD	564,611	03/16/2011	6,759	—
	JPY	98,785,000	USD	1,181,315	03/16/2011	—	(36,291)
	SGD	10,000	USD	7,616	03/16/2011	—	(176)
	USD	193,464	HKD	1,500,000	01/25/2011	—	(448)
	USD	154,143	SGD	200,000	01/25/2011	1,704	—
	USD	140,707	AUD	145,000	03/16/2011	6,305	—
	USD	26,423	EUR	20,000	03/16/2011	297	—
	USD	395,858	GBP	251,000	03/16/2011	—	(4,739)
	USD	53,615	SEK	370,000	03/16/2011	1,257	—
	USD	136,967	SGD	179,000	03/16/2011	2,519	—
	USD	13,564	ZAR	95,000	03/16/2011	710	—

						19,551	(61,713)

Barclays Bank PLC
	CNY	945,000	USD	139,793	02/14/2011	—	(3,536)
	CNY	330,000	USD	48,961	04/07/2011	—	(1,106)
	EUR	78,000	USD	104,143	03/16/2011	—	(63)
	GBP	75,000	USD	118,033	01/25/2011	1,118	—
	GBP	60,000	USD	93,683	03/16/2011	188	—
	HUF	9,700,000	USD	45,553	03/16/2011	—	(707)
	ILS	850,000	USD	233,799	03/16/2011	—	(5,519)
	JPY	19,550,000	USD	235,962	03/16/2011	—	(5,008)
	SEK	650,000	USD	92,616	03/16/2011	—	(3,780)
	TWD	3,920,000	USD	130,406	01/25/2011	—	(4,118)
	USD	140,754	ILS	510,000	01/25/2011	2,922	—
	USD	196,723	TWD	6,004,000	01/25/2011	9,318	—
	USD	141,700	CNY	945,000	02/14/2011	1,629	—
	USD	93,702	CAD	95,000	03/16/2011	1,694	—
	USD	70,926	SEK	485,000	03/16/2011	1,000	—
	USD	93,691	SGD	120,000	03/16/2011	—	(181)
	USD	149,728	CNY	990,000	04/07/2011	475	—

						18,344	(24,018)

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

BNP Paribas SA
	BRL	955,000	USD	562,128	01/25/2011	$—	$(10,392)
	BRL	40,000	USD	22,982	03/16/2011	—	(747)
	HKD	2,283,000	USD	293,860	03/16/2011	—	(41)
	HUF	200,000	USD	956	03/16/2011	2	—
	USD	277,578	BRL	475,000	01/25/2011	7,184	—
	USD	284,278	CHF	275,000	01/25/2011	9,916	—
	USD	112,638	EUR	85,000	01/25/2011	943	—
	USD	93,608	EUR	70,000	03/16/2011	—	(89)
	USD	92,858	GBP	60,000	03/16/2011	637	—
	USD	24,190	MXN	300,000	03/16/2011	—	(28)
	USD	5,144	NOK	30,000	03/16/2011	—	(21)

						18,682	(11,318)

Citibank N.A.
	AUD	125,000	USD	122,382	01/25/2011	—	(5,152)
	AUD	238,000	USD	232,890	03/16/2011	—	(8,412)
	EUR	341,000	USD	456,045	03/16/2011	476	—
	GBP	120,000	USD	185,526	03/16/2011	—	(1,463)
	JPY	4,000,000	USD	48,020	03/16/2011	—	(1,284)
	MXN	1,450,000	USD	115,056	01/25/2011	—	(2,191)
	MXN	580,000	USD	46,235	03/16/2011	—	(476)
	NOK	570,000	USD	93,898	03/16/2011	—	(3,439)
	NZD	65,000	USD	48,232	03/16/2011	—	(2,137)
	SEK	325,000	USD	47,339	03/16/2011	—	(859)
	USD	829,324	JPY	67,264,000	01/25/2011	—	(670)
	USD	145,840	RUB	4,466,000	01/25/2011	193	—
	USD	46,416	AUD	47,000	03/16/2011	1,236	—
	USD	117,933	BRL	204,000	03/16/2011	3,087	—
	USD	5,024	CAD	5,000	03/16/2011	—	(3)
	USD	4,296	CHF	4,000	03/16/2011	—	(14)
	USD	7,200	DKK	40,000	03/16/2011	—	(31)
	USD	208,393	EUR	158,000	03/16/2011	2,692	—
	USD	47,369	GBP	30,000	03/16/2011	—	(621)
	USD	46,819	SEK	320,000	03/16/2011	638	—

						8,322	(26,752)

Credit Suisse London Branch
	CAD	75,000	USD	73,694	03/16/2011	—	(1,619)
	CHF	170,000	USD	175,723	03/16/2011	—	(6,253)
	DKK	2,230,000	USD	398,406	03/16/2011	—	(1,278)
	EUR	214,000	USD	281,974	03/16/2011	—	(3,925)
	GBP	165,000	USD	256,490	03/16/2011	—	(621)
	JPY	44,533,000	USD	534,795	03/16/2011	—	(14,112)
	NOK	560,000	USD	93,113	03/16/2011	—	(2,517)
	USD	606,598	AUD	618,000	01/25/2011	23,928	—
	USD	115,742	AUD	120,000	03/16/2011	5,923	—
	USD	211,308	CAD	215,000	03/16/2011	4,589	—
	USD	464,072	CHF	450,000	03/16/2011	17,626	—
	USD	432,709	EUR	327,000	03/16/2011	4,158	—
	USD	98,651	GBP	64,000	03/16/2011	1,077	—
	USD	926,122	JPY	77,324,000	03/16/2011	26,960	—
	USD	48,644	NZD	65,000	03/16/2011	1,725	—

						85,986	(30,325)

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

Deutsche Bank AG London
	AUD	661,000	USD	642,751	03/16/2011	$—	$(27,419)
	CHF	72,000	USD	72,985	03/16/2011	—	(4,087)
	CNY	660,000	USD	97,981	04/07/2011	—	(2,154)
	EUR	330,000	USD	437,269	03/16/2011	—	(3,605)
	GBP	10,000	USD	15,767	03/16/2011	184	—
	JPY	16,400,000	USD	194,975	01/25/2011	—	(7,063)
	JPY	3,933,000	USD	47,029	03/16/2011	—	(1,448)
	KRW	26,570,000	USD	22,965	01/31/2011	—	(414)
	KRW	22,043,000	USD	19,534	03/16/2011	183	—
	NOK	2,068,000	USD	342,560	03/16/2011	—	(10,586)
	SEK	1,780,000	USD	262,763	01/25/2011	—	(1,713)
	SEK	347,000	USD	50,517	03/16/2011	—	(944)
	USD	23,611	KRW	26,570,000	01/31/2011	—	(233)
	USD	47,472	AUD	48,000	03/16/2011	1,194	—
	USD	94,009	CAD	95,000	03/16/2011	1,387	—
	USD	162,555	CHF	160,000	03/16/2011	8,715	—
	USD	93,226	EUR	70,000	03/16/2011	293	—
	USD	71,035	GBP	45,000	03/16/2011	—	(914)
	USD	141,916	HUF	29,600,000	03/16/2011	—	(751)
	USD	236,784	JPY	19,700,000	03/16/2011	6,035	—
	USD	114,232	KRW	130,493,000	03/16/2011	322	—
	USD	184,340	NOK	1,110,000	03/16/2011	5,211	—
	USD	29,598	NZD	40,000	03/16/2011	1,398	—
	USD	94,455	SEK	655,000	03/16/2011	2,682	—
	USD	92,912	SGD	121,000	03/16/2011	1,377	—
	USD	198,467	CNY	1,275,000	05/14/2013	691	—

						29,672	(61,331)

Goldman Sachs International
	EUR	70,000	USD	93,262	03/16/2011	—	(256)
	JPY	17,049,000	USD	208,077	04/08/2011	—	(2,125)
	USD	234,354	EUR	170,000	01/25/2011	—	(7,191)
	USD	202,497	JPY	17,049,000	04/08/2011	7,705	—

						7,705	(9,572)

HSBC Bank USA, N.A.
	CHF	45,000	USD	46,624	03/16/2011	—	(1,546)
	EUR	115,000	USD	152,076	03/16/2011	—	(1,562)
	NZD	60,000	USD	46,608	03/16/2011	114	—
	SGD	1,257,000	USD	957,765	03/16/2011	—	(21,754)
	USD	14,982	CAD	15,000	03/16/2011	81	—

						195	(24,862)

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

JPMorgan Chase Bank
	AUD	97,000	USD	94,339	03/16/2011	$—	$(4,007)
	CAD	97,000	USD	95,742	03/16/2011	—	(1,663)
	CHF	95,000	USD	96,185	03/16/2011	—	(5,506)
	CNY	400,000	USD	61,125	01/25/2011	444	—
	CNY	1,000,000	USD	149,120	04/07/2011	—	(2,600)
	CNY	1,015,000	USD	165,705	07/20/2012	9,324	—
	EUR	205,000	USD	269,159	03/16/2011	—	(4,717)
	GBP	75,000	USD	115,969	03/16/2011	—	(900)
	HUF	14,750,000	USD	69,000	03/16/2011	—	(1,345)
	JPY	15,900,000	USD	188,798	01/25/2011	—	(7,081)
	JPY	26,116,000	USD	312,437	03/16/2011	—	(9,464)
	KRW	108,470,000	USD	94,701	03/16/2011	—	(521)
	NOK	1,783,000	USD	297,588	03/16/2011	—	(6,889)
	NZD	40,000	USD	29,416	03/16/2011	—	(1,580)
	SEK	950,000	USD	140,449	01/25/2011	—	(703)
	USD	124,363	GBP	80,000	01/25/2011	346	—
	USD	186,363	INR	8,350,000	01/25/2011	—	(322)
	USD	280,506	KRW	313,620,000	01/25/2011	—	(4,473)
	USD	70,625	AUD	73,000	03/16/2011	3,388	—
	USD	25,865	CHF	25,000	03/16/2011	896	—
	USD	7,564	CNY	50,000	03/16/2011	22	—
	USD	184,772	EUR	140,000	03/16/2011	2,266	—
	USD	397,489	JPY	33,121,000	03/16/2011	10,755	—
	USD	91,630	NOK	549,000	03/16/2011	2,121	—
	USD	140,315	SEK	970,000	03/16/2011	3,538	—
	USD	150,682	CNY	1,000,000	04/07/2011	1,038	—
	USD	91,935	HKD	705,000	06/12/2012	—	(921)
	USD	190,893	CNY	1,245,000	07/20/2012	924	—
	USD	54,783	CNY	335,000	01/08/2013	—	(2,760)
	USD	98,889	CNY	623,000	10/15/2013	—	(874)

						35,062	(56,326)

Morgan Stanley and Co., Inc.
	CHF	125,000	USD	126,729	03/16/2011	—	(7,077)
	EUR	156,000	USD	205,647	03/16/2011	—	(2,766)
	GBP	60,000	USD	93,882	03/16/2011	387	—
	SEK	980,000	USD	143,030	03/16/2011	—	(2,305)
	USD	125,809	EUR	95,000	03/16/2011	1,110	—
	USD	189,695	SEK	1,300,000	03/16/2011	3,097	—

						4,594	(12,148)

Royal Bank of Canada
	BRL	80,000	USD	46,337	03/16/2011	—	(1,122)
	CAD	50,000	USD	49,486	03/16/2011	—	(722)
	MXN	7,038,000	USD	566,401	03/16/2011	—	(420)
	USD	94,767	CAD	95,000	03/16/2011	630	—
	USD	93,587	EUR	70,000	03/16/2011	—	(69)
	USD	93,413	MXN	1,160,000	03/16/2011	10	—

						640	(2,333)

Royal Bank of Scotland PLC
	EUR	17,000	USD	22,662	03/16/2011	—	(50)
	JPY	14,200,000	USD	170,573	01/25/2011	—	(4,362)
	JPY	4,000,000	USD	47,546	03/16/2011	—	(1,758)
	USD	533,234	CAD	542,000	01/25/2011	11,658	—
	USD	92,970	EUR	70,000	03/16/2011	549	—
	USD	46,420	GBP	30,000	03/16/2011	328	—

						12,535	(6,170)

State Street Bank
	DKK	547,000	USD	98,178	03/16/2011	139	—

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

UBS AG
	CAD	193,000	USD	190,402	03/16/2011	$—	$(3,404)
	CHF	455,000	USD	464,367	03/16/2011	—	(22,684)
	HUF	9,850,000	USD	46,153	03/16/2011	—	(822)
	JPY	11,850,000	USD	142,200	03/16/2011	—	(3,861)
	KRW	108,300,000	USD	93,604	03/16/2011	—	(1,468)
	PLN	949,000	USD	312,747	03/16/2011	—	(6,357)
	SEK	6,839,000	USD	995,765	03/16/2011	—	(18,470)
	USD	120,040	GBP	75,000	01/25/2011	—	(3,125)
	USD	47,452	CAD	48,000	03/16/2011	749	—
	USD	336,162	CHF	323,000	03/16/2011	9,591	—
	USD	311,361	EUR	235,000	03/16/2011	2,594	—
	USD	23,581	HUF	4,900,000	03/16/2011	—	(212)
	USD	93,500	KRW	108,320,000	03/16/2011	1,589	—
	USD	488,415	SEK	3,355,000	03/16/2011	9,137	—

						23,660	(60,403)

Westpac Banking Corp.
	AUD	50,000	USD	48,335	03/16/2011	—	(2,358)
	CAD	95,000	USD	93,610	03/16/2011	—	(1,786)
	EUR	230,000	USD	303,912	03/16/2011	—	(3,363)
	USD	231,568	AUD	237,000	03/16/2011	8,721	—
	USD	92,657	EUR	70,000	03/16/2011	862	—
	USD	95,576	JPY	7,800,000	03/16/2011	565	—

						$10,148	$(7,507)

Unrealized Appreciation (Depreciation)						$275,235	$(394,778)

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	Yuan (Chinese) Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound Sterling
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
ASSETS:	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$17,306,671	$—	$—	$17,306,671
Equity Certificates	44,270	—	—	44,270
Preferred Stock	258,038	—	0	258,038
Asset Backed Securities	—	49,969	—	49,969
Foreign Corporate Bonds & Notes	—	180,099	0	180,099
Foreign Government Agencies	—	5,230,511	—	5,230,511
Foreign Government Treasuries	—	569,875	—	569,875
U.S. Government Treasuries	—	555,717	—	555,717
Short-Term Investment Securities:
U.S. Government Treasuries	—	174,980	—	174,980
Repurchase Agreements	—	980,000	—	980,000
Other Financial Instruments@
Open Futures Contracts — Appreciation	4,362	—	—	4,362
Open Forward Foreign Currency Contracts — Appreciation	—	275,235	—	275,235

Total	$17,613,341	$8,016,386	$0	$25,629,727

LIABILITIES:
Other Financial Instruments@
Open Futures Contracts — Depreciation	$(21,005)	$—	$—	$(21,005)
Open Forward Foreign Currency Contracts — Depreciation	—	(394,778)	—	(394,778)

Total	$(21,005)	$(394,778)	$—	$(415,783)

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010 — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Foreign Corporate
	Preferred Stock	Bonds & Notes

Balance as of 12/31/2009	$0	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 12/31/2010	$0	$0

See Notes to Financial Statements

Anchor Series Trust
STATEMENT OF ASSETS AND LIABILITIES — December 31, 2010

		Government	Asset
	Money Market	and Quality	Allocation
	Portfolio	Bond Portfolio	Portfolio

ASSETS:
Investments at value (unaffiliated)*	$6,206,662	$1,215,063,113	$238,213,693
Repurchase agreements (cost approximates value)	1,610,000	108,230,000	11,365,000

Total investments	7,816,662	1,323,293,113	249,578,693

Cash	1,742	385,679	13,744
Foreign cash*	—	—	63,969
Due from broker@	—	—	—
Receivable for:
Fund shares sold	1	38,840,758	300,584
Dividends and interest	1,167	6,772,348	1,112,017
Investments sold	—	8,433,594	547,690
Prepaid expenses and other assets	285	22,971	69,019
Due from investment adviser for expense reimbursements/fee waivers	7,440	—	—
Variation margin on futures contracts	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—

Total assets	7,827,297	1,377,748,463	251,685,716

LIABILITIES:
Payable for:
Fund shares redeemed	10,415	2,492,317	253,661
Investments purchased	—	259,239,164	992,823
Investment advisory and management fees	3,357	500,840	137,032
Service fees — Class 2	—	10,210	2,583
Service fees — Class 3	—	149,828	7,278
Trustees’ fees and expenses	1,672	20,555	4,467
Other accrued expenses	38,211	171,174	80,983
Unrealized depreciation on forward foreign currency contracts	—	—	—

Total liabilities	53,655	262,584,088	1,478,827

NET ASSETS	$7,773,642	$1,115,164,375	$250,206,889

NET ASSETS REPRESENTED BY:
Capital paid-in	7,775,222	1,059,307,712	241,323,048
Accumulated undistributed net investment income (loss)	(1,566)	31,913,416	6,307,267
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign bond forward contracts, and foreign exchange transactions	(14)	(3,391,399)	(22,604,786)
Unrealized appreciation (depreciation) on investments	—	27,334,646	25,179,283
Unrealized appreciation (depreciation) on futures contracts	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	2,077

NET ASSETS	$7,773,642	$1,115,164,375	$250,206,889

Class 1 (unlimited shares authorized):
Net assets	$7,773,642	$297,125,523	$195,082,156
Shares of beneficial interest issued and outstanding	7,773,634	19,714,614	14,678,957
Net asset value, offering and redemption price per share	$1.00	$15.07	$13.29

Class 2 (unlimited shares authorized):
Net assets	$—	$80,584,029	$20,512,851
Shares of beneficial interest issued and outstanding	—	5,351,282	1,546,707
Net asset value, offering and redemption price per share	$—	$15.06	$13.26

Class 3 (unlimited shares authorized):
Net assets	$—	$737,454,823	$34,611,882
Shares of beneficial interest issued and outstanding	—	49,070,611	2,615,134
Net asset value, offering and redemption price per share	$—	$15.03	$13.24

* Cost
Investments (unaffiliated)	$6,206,662	$1,187,728,467	$213,034,410

Foreign cash	$—	$—	$62,016

@ See Note 2

See Notes to Financial Statements

Growth and		Capital	Natural		Strategic
Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$9,545,798	$432,243,118	$1,190,959,304	$319,748,371	$25,783,140	$24,370,130
135,000	3,110,000	13,510,000	9,120,000	1,010,000	980,000

9,680,798	435,353,118	1,204,469,304	328,868,371	26,793,140	25,350,130

955	2,340	1,290	2,546	3,671	159
—	—	80	36,461	—	21,503
—	—	—	—	78,400	75,200

700	153,625	667,511	234,254	2,000	1,000
8,654	382,290	620,256	248,834	72,727	97,447
62,142	3,848,199	4,783,868	261,554	97,659	6,747
10,500	17,869	35,229	16,551	9,800	11,155
—	—	—	—	—	—
—	—	—	—	1,900	2,959
—	—	—	—	—	275,235

9,763,749	439,757,441	1,210,577,538	329,668,571	27,059,297	25,841,535

2,715	3,432,157	21,264,466	5,185,123	7,826	5,671
46,589	2,325,555	12,819,873	127,532	191,787	88,336
5,668	263,711	706,966	202,766	22,625	21,330
—	4,732	9,249	3,131	—	—
—	32,294	118,022	36,824	—	—
1,024	16,411	31,099	4,223	3,488	2,463
39,144	82,367	151,103	72,324	43,360	57,227
—	—	—	—	—	394,778

95,140	6,157,227	35,100,778	5,631,923	269,086	569,805

$9,668,609	$433,600,214	$1,175,476,760	$324,036,648	$26,790,211	$25,271,730

10,827,511	501,854,582	998,564,342	188,699,732	28,417,894	24,717,621
1,985	2,391,426	(120,304)	1,559,956	313,078	162,312

(2,688,141)	(136,193,597)	(91,264,520)	71,026,862	(5,045,035)	(2,753,310)
1,527,253	65,547,803	268,304,252	62,749,572	3,137,909	3,277,134
—	—	—	—	(33,636)	(16,643)
1	—	(7,010)	526	1	(115,384)

$9,668,609	$433,600,214	$1,175,476,760	$324,036,648	$26,790,211	$25,271,730

$9,668,609	$244,739,661	$556,674,005	$123,891,248	$26,790,211	$25,271,730
1,207,820	11,786,517	15,157,463	2,892,300	4,390,768	3,295,623
$8.01	$20.76	$36.73	$42.83	$6.10	$7.67

$—	$37,148,122	$72,088,291	$24,993,836	$—	$—
—	1,790,417	1,985,860	585,460	—	—
$—	$20.75	$36.30	$42.69	$—	$—

$—	$151,712,431	$546,714,464	$175,151,564	$—	$—
—	7,326,340	15,174,506	4,115,552	—	—
$—	$20.71	$36.03	$42.56	$—	$—

$8,018,545	$366,695,315	$922,655,052	$256,998,799	$22,645,231	$21,092,996

$—	$—	$78	$36,223	$—	$21,393

Anchor Series Trust
STATEMENT OF OPERATIONS — For the year ended December 31, 2010

		Government	Asset
	Money Market	and Quality	Allocation
	Portfolio	Bond Portfolio	Portfolio

INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$3,885,229
Interest (unaffiliated)	20,435	37,657,948	4,348,830

Total investment income*	20,435	37,657,948	8,234,059

EXPENSES:
Investment advisory and management fees	42,612	6,120,378	1,579,392
Service fees:
Class 2	—	132,594	30,947
Class 3	—	1,793,132	79,839
Custodian and accounting fees	25,037	319,253	152,110
Reports to shareholders	1,859	56,042	11,819
Audit and tax fees	33,851	37,193	33,424
Legal fees	8,707	31,532	13,716
Trustees’ fees and expenses	434	47,931	9,533
Interest expense	—	—	—
Other expenses	10,323	31,257	31,404

Total expenses before fee waivers, expense reimbursements, custody credits and fees paid indirectly	122,823	8,569,312	1,942,184
Fees waived and expenses reimbursed by investment advisor (Note 3)	(103,226)	—	—
Custody credits earned on cash balances	(14)	(1,104)	(94)
Fees paid indirectly (Note 4)	—	—	(34,398)

Net expenses	19,583	8,568,208	1,907,692

Net investment income (loss)	852	29,089,740	6,326,367

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	(14)	10,781,786	18,125,757
Net realized gain (loss) on futures contracts and options contracts	—	624,364	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	1,366
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 3)	—	—	—

Net realized gain (loss) on investments and foreign currencies	(14)	11,406,150	18,127,123

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	13,363,179	6,892,657
Change in unrealized appreciation (depreciation) on futures contracts and options contracts	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	1,991

Net unrealized gain (loss) on investments and foreign currencies	—	13,363,179	6,894,648

Net realized and unrealized gain (loss) on investments and foreign currencies	(14)	24,769,329	25,021,771

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$838	$53,859,069	$31,348,138

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$110,403

See Notes to Financial Statements

Growth and		Capital	Natural		Strategic
Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$146,516	$6,080,444	$6,616,495	$4,544,216	$271,149	$242,373
213	45,619	33,128	9,474	379,725	222,610

146,729	6,126,063	6,649,623	4,553,690	650,874	464,983

64,402	3,060,730	7,611,428	2,250,850	267,199	245,964

—	54,634	103,770	35,896	—	—
—	370,779	1,240,152	399,776	—	—
27,774	124,036	284,457	109,587	38,517	71,077
751	18,014	57,107	11,396	1,950	1,783
31,316	31,313	31,314	31,315	32,795	39,322
5,312	18,274	31,864	15,668	2,929	2,790
441	18,148	45,037	12,615	1,292	1,170
—	—	633	10	—	—
13,880	30,593	58,140	23,390	14,149	18,256

143,876	3,726,521	9,463,902	2,890,503	358,831	380,362
—	—	—	—	—	—
(2)	(16)	(104)	(126)	(6)	(4)
(154)	(10,199)	(55,659)	(6,767)	(317)	(681)

143,720	3,716,306	9,408,139	2,883,610	358,508	379,677

3,009	2,409,757	(2,758,516)	1,670,080	292,366	85,306

607,778	52,601,019	161,544,016	70,667,218	1,325,709	3,365,119
—	—	(285,442)	—	(107,093)	(174,987)
—	—	(1,634,148)	(106,547)	—	36,149
—	—	—	599,490	—	—

607,778	52,601,019	159,624,426	71,160,161	1,218,616	3,226,281

413,135	463,628	68,364,004	(29,141,947)	768,622	(199,471)

—	—	—	—	(19,577)	41,156
1	—	(2,269)	160	1	(125,000)

413,136	463,628	68,361,735	(29,141,787)	749,046	(283,315)

1,020,914	53,064,647	227,986,161	42,018,374	1,967,662	2,942,966

$1,023,923	$55,474,404	$225,227,645	$43,688,454	$2,260,028	$3,028,272

$393	$5,115	$63,016	$355,105	$692	$8,151

Anchor Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	Money Market
	Portfolio		Government and Quality Bond Portfolio
	For the year	For the year	For the year	For the year
	ended	ended	ended	ended
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$852	$4,617	$29,089,740	$42,218,093
Net realized gain (loss) on investments and foreign currencies	(14)	14	11,406,150	(6,833,385)
Net unrealized gain (loss) on investments and foreign currencies	—	—	13,363,179	10,773,237

Net increase (decrease) in net assets resulting from operations	838	4,631	53,859,069	46,157,945

Distributions to shareholders from:
Net investment income — Class 1	(432)	(6,249)	(12,763,727)	(17,463,391)
Net investment income — Class 2	—	—	(3,318,467)	(4,721,884)
Net investment income — Class 3	—	—	(26,553,766)	(31,446,709)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—
Return of capital — Class 1	(420)	(278)	—	—
Return of capital — Class 2	—	—	—	—
Return of capital — Class 3	—	—	—	—

Total distributions to shareholders	(852)	(6,527)	(42,635,960)	(53,631,984)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(1,318,541)	(4,637,924)	(54,078,726)	(37,712,972)

Total increase (decrease) in net assets	(1,318,555)	(4,639,820)	(42,855,617)	(45,187,011)

NET ASSETS:
Beginning of period	9,092,197	13,732,017	1,158,019,992	1,203,207,003

End of period†	$7,773,642	$9,092,197	$1,115,164,375	$1,158,019,992

† Includes accumulated undistributed net investment income (loss)	$(1,566)	$(1,986)	$31,913,416	$42,389,564

See Notes to Financial Statements

Asset Allocation		Growth and		Growth
Portfolio		Income Portfolio		Portfolio
For the year	For the year	For the year	For the year	For the year	For the year
ended	ended	ended	ended	ended	ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2010	2009	2010	2009	2010	2009

$6,326,367	$6,310,137	$3,009	$6,979	$2,409,757	$2,686,742
18,127,123	(15,865,155)	607,778	(966,262)	52,601,019	(55,165,984)
6,894,648	56,140,329	413,136	3,434,557	463,628	185,063,134

31,348,138	46,585,311	1,023,923	2,475,274	55,474,404	132,583,892

(5,056,293)	(6,965,281)	(4,719)	(37,582)	(1,645,063)	(2,570,072)
(507,706)	(756,466)	—	—	(207,533)	(322,047)
(799,569)	(954,376)	—	—	(734,550)	(1,091,461)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(6,363,568)	(8,676,123)	(4,719)	(37,582)	(2,587,146)	(3,983,580)

(23,866,192)	(29,680,205)	(996,045)	(879,472)	(72,552,461)	(72,498,777)

1,118,378	8,228,983	23,159	1,558,220	(19,665,203)	56,101,535

249,088,511	240,859,528	9,645,450	8,087,230	453,265,417	397,163,882

$250,206,889	$249,088,511	$9,668,609	$9,645,450	$433,600,214	$453,265,417

$6,307,267	$6,315,493	$1,985	$3,695	$2,391,426	$2,568,815

Anchor Series Trust
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Capital Appreciation
	Portfolio

	For the year	For the year
	ended	ended
	December 31,	December 31,
	2010	2009

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,758,516)	$616,318
Net realized gain (loss) on investments and foreign currencies	159,624,426	(32,913,931)
Net unrealized gain (loss) on investments and foreign currencies	68,361,735	340,996,784

Net increase (decrease) in net assets resulting from operations	225,227,645	308,699,171

Distributions to shareholders from:
Net investment income — Class 1	(657,443)	—
Net investment income — Class 2	(11,275)	—
Net investment income — Class 3	—	—
Net realized gain on securities — Class 1	—	—
Net realized gain on securities — Class 2	—	—
Net realized gain on securities — Class 3	—	—
Return of capital — Class 1	—	—
Return of capital — Class 2	—	—
Return of capital — Class 3	—	—

Total distributions to shareholders	(668,718)	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(149,416,496)	(166,254,474)

Total increase (decrease) in net assets	75,142,431	142,444,697

NET ASSETS:
Beginning of period	1,100,334,329	957,889,632

End of period†	$1,175,476,760	$1,100,334,329

† Includes accumulated undistributed net investment income (loss)	$(120,304)	$310,995

See Notes to Financial Statements

				Strategic
Natural Resources		Multi-Asset		Multi-Asset
Portfolio		Portfolio		Portfolio
For the year	For the year	For the year	For the year	For the year	For the year
ended	ended	ended	ended	ended	ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2010	2009	2010	2009	2010	2009

$1,670,080	$2,271,152	$292,366	$370,786	$85,306	$163,704
71,160,161	19,138,624	1,218,616	(1,657,417)	3,226,281	(1,095,651)
(29,141,787)	103,643,262	749,046	6,968,555	(283,315)	6,208,868

43,688,454	125,053,038	2,260,028	5,681,924	3,028,272	5,276,921

(1,007,821)	(1,621,375)	(376,567)	(650,258)	—	(1,506,091)
(180,160)	(283,968)	—	—	—	—
(1,092,609)	(1,565,434)	—	—	—	—
(7,253,115)	(7,112,281)	—	—	—	—
(1,508,496)	(1,493,409)	—	—	—	—
(10,255,225)	(9,345,431)	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(21,297,426)	(21,421,898)	(376,567)	(650,258)	—	(1,506,091)

(23,800,146)	(15,914,357)	(3,244,246)	(4,036,474)	(3,815,367)	(2,160,358)

(1,409,118)	87,716,783	(1,360,785)	995,192	(787,095)	1,610,472

325,445,766	237,728,983	28,150,996	27,155,804	26,058,825	24,448,353

$324,036,648	$325,445,766	$26,790,211	$28,150,996	$25,271,730	$26,058,825

$1,559,956	$2,277,013	$313,078	$363,747	$162,312	$(88,175)

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010

1. Organization:  Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 9 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of SunAmerica Annuity and Life Assurance Company, First SunAmerica Life Insurance Company, AIG Life Insurance Company and The United States Life Insurance Company in the City of New York, each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company of SAAMCo. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed Portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment objectives for each Portfolio are as follows:

The Money Market Portfolio seeks current income consistent with stability of principal through investments in high-quality, short-term money market instruments, including U.S. government securities, certificates of deposit, bankers’ acceptances and time deposits, commercial paper and other short-term obligations of U.S. and foreign corporations, repurchase agreements, reverse repurchase agreements, asset-backed securities and other eligible instruments and seeks to maintain a stable share price of $1.00.

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc.). “Net Assets” will take into account borrowing for investment purposes.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide long-term capital appreciation and high current income by investing at least 65% of total assets in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The Growth Portfolio seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The Natural Resources Portfolio seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation, using a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products. “Net Assets” will take into account borrowing for investment purposes.

The Multi-Asset Portfolio seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio’s assets among equity securities, investment grade fixed income securities and cash.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by actively allocating the Portfolio’s assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash.

Indemnifications:  The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market Portfolio’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market Portfolio’s market-based net asset value per share deviates from the Portfolio’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical securities

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 —	Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of December 31, 2010 are reported on a schedule following the Portfolio of Investments.

Derivative Instruments:

The following tables present the value of derivatives held as of December 31, 2010, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ending December 31, 2010:

Government and Quality Bond Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts (1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Interest rate contracts (2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts (1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Interest rate contracts (2)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	$624,364	$—

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for interest rate futures contracts was $1,516,667.

Capital Appreciation Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts (1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Equity contracts (2)			Call and put options purchased, at value	$—
Foreign exchange contracts (3)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	—

$—

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts (1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts (2)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	$(285,442)	$—
Foreign exchange contracts (3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,491,801)	—

		$(1,777,243)	$—

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity purchased options contracts was $3,800.
(3)	The average notional amount outstanding for forward foreign currency contracts was $6,147,092.

	Multi-Asset Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts (1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Equity contracts (2)(4)	Variation margin on futures contracts	$1,275	Variation margin on futures contracts	$—
Interest rate contracts (3)(4)	Variation margin on futures contracts	625	Variation margin on futures contracts	—

		$1,900		$—

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts (1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts (2)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	$(102,145)	$(15,557)
Interest rate contracts (3)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	(4,948)	(4,020)

		$(107,093)	$(19,577)

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $629.
(3)	The average notional amount outstanding for interest rate futures contracts was $233,333.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(33,636) as reported in the Portfolio of Investments.

	Strategic Multi-Asset Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts (1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Equity contracts (2)(5)	Variation margin on futures contracts	$1,494	Variation margin on futures contracts	$—
Interest rate contracts (3)(5)	Variation margin on futures contracts	1,465	Variation margin on futures contracts	—
Foreign exchange contracts (4)	Unrealized appreciation on forward foreign currency contracts	275,235	Unrealized depreciation on forward foreign currency contracts	394,778

		$278,194		$394,778

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts (1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts (2)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	$(130,181)	$19,591
Interest rate contracts (3)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	(44,806)	21,565
Foreign exchange contracts (4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	59,818	(125,367)

		$(115,169)	$(84,211)

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $836.
(3)	The average notional amount outstanding for interest rate futures contracts was $312,102.
(4)	The average notional amount outstanding for forward foreign currency contracts was $37,011,524.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(16,643) as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts:  Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. During the year ended December 31, 2010, the Capital Appreciation and Strategic Multi-Asset Portfolios used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of December 31, 2010,

Strategic Multi-Asset Portfolio has open forward contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts:  Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the year ended December 31, 2010, the Government and Quality Bond Portfolio used futures contracts to manage duration and yield curve positioning and enhance total return. The Multi-Asset and the Strategic Multi-Asset Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to manage duration and yield curve positioning. As of December 31, 2010, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

At December 31, 2010, the due from broker as disclosed in the Statement of Assets and Liabilities for the Multi-Asset Portfolio and Strategic Multi-Asset Portfolio includes amounts set aside for collateral for futures contracts.

Options:  Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the year ended December 31, 2010, the Capital Appreciation Portfolio used option contracts to seek protection against a decline in value of the Portfolio’s securities. As of December 31, 2010, none of the Portfolios had open options contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Repurchase Agreements

The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of December 31, 2010, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America:

	Percentage	Principal
Portfolio	Interest	Amount

Money Market	0.68%	$760,000
Government and Quality Bond	45.76	51,225,000
Growth and Income	0.05	60,000
Growth	1.31	1,470,000
Capital Appreciation	5.71	6,390,000
Natural Resources	3.85	4,315,000
Multi-Asset	0.42	475,000
Strategic Multi-Asset	0.41	460,000

As of that date, the repurchase agreement in the joint account and the collateral thereof were as follows:

Bank of America, dated December 31, 2010, bearing interest at a rate of 0.10% per annum, with a principal amount of $111,950,000, a repurchase price of $111,950,933, and a maturity date of January 3, 2011. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	1.38%	09/15/2012	$112,139,000	$114,294,365

In addition, as of December 31, 2010, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Interest	Amount

Money Market	0.68%	$850,000
Government and Quality Bond	45.72	57,005,000
Growth and Income	0.06	75,000
Growth	1.32	1,640,000
Capital Appreciation	5.71	7,120,000
Natural Resources	3.85	4,805,000
Multi-Asset	0.43	535,000
Strategic Multi-Asset	0.42	520,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated December 31, 2010, bearing interest at a rate of 0.20% per annum, with a principal amount of $124,685,000, a repurchase price of $124,687,078, and a maturity date of January 3, 2011. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	3.38%	11/15/2019	$124,331,100	$127,758,898

Mortgage-Backed Dollar Rolls

During the year ended December 31, 2010, the Government and Quality Bond Portfolio and Asset Allocation Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Trusts’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond Portfolio and Asset Allocation Portfolio had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may or may not exceed transaction costs. For the year ended December 31, 2010, the Government and Quality Bond Portfolio and Asset Allocation Portfolio had realized gains (losses) from mortgage-backed dollar rolls of $2,116,190 and $(10,984), respectively.

Securities Transactions, Dividends, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date, except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after ex-dividend date. Distributions received from the Portfolios’ investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital,” which is recorded by the Portfolios as a reduction to the cost basis of the securities held. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income, if any, are paid annually for all Portfolios except the Money Market Portfolio which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2007.

Foreign Currency Translation

The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

3. Investment Advisory and Management Agreement:  The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

	Average Daily	Management
Portfolio	Net Assets	Fee

Money Market	$0-$150 million	.500%
	> $150 million	.475%
	> $250 million	.450%
	> $500 million	.425%

Government and Quality Bond	$0-$200 million	.625%
	> $200 million	.575%
	> $500 million	.500%

Asset Allocation	$0-$50 million	.750%
	> $50 million	.650%
	> $150 million	.600%
	> $250 million	.550%

Natural Resources	> $0	.750%

Growth and Income	$0-$100 million	.700%
	> $100 million	.650%
	> $250 million	.600%
	> $500 million	.575%

Growth	$0-$250 million	.750%
	> $250 million	.675%
	> $500 million	.600%

Capital Appreciation	$0-$50 million	.750%
	> $50 million	.725%
	> $100 million	.700%

Strategic Multi-Asset	$0-$200 million	1.000%

Multi-Asset	> $200 million	.875%
	> $500 million	.800%

Wellington Management Company, LLP (“Wellington Management”) and EDGE Asset Management, Inc. (“EDGE”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and EDGE manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management and EDGE are independent of SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of SAAMCo, which pays Wellington Management and EDGE fees out of advisory fees it receives from the Portfolios.

The portion of the investment advisory fees received by SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE, are as follows:

	Average Daily	Subadvisory
Portfolio	Net Assets	Fee

Money Market	$0-$500 million	.075%
	> $500 million	.020%

Government and Quality Bond	$0-$50 million	.225%
	> $50 million	.125%
	> $100 million	.100%

Asset Allocation	$0-$50 million	.400%
	> $50 million	.300%
	> $150 million	.250%
	> $250 million	.200%

Growth	$0-$50 million	.325%
Growth and Income	> $50 million	.225%
	> $150 million	.200%
	> $500 million	.150%

Capital Appreciation	$0-$50 million	.375%
	> $50 million	.275%
	> $150 million	.250%

Natural Resources	$0-$50 million	.350%
	> $50 million	.250%
	> $150 million	.200%
	> $500 million	.150%

Multi-Asset	$0-$50 million	.250%
	> $50 million	.175%
	> $150 million	.150%

Strategic Multi-Asset	$0-$50 million	.300%
	> $50 million	.200%
	> $150 million	.175%
	> $500 million	.150%

For the year ended December 31, 2010, SAAMCo accrued fees of $21,242,955 from the Trust, of which SAAMCo informed the Trust that $14,674,652 was retained and $6,568,303 was paid to Wellington Management and EDGE, collectively.

The Adviser may reimburse expenses or waive fees of the Money Market Portfolio, including to avoid a negative yield. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. The exact amount of the voluntary waiver and/or reimbursement may change on a day-to-day basis. There is no guarantee that the Money Market Portfolio will be able to avoid a negative yield. For the year ended December 31, 2010, the Money Market Portfolio voluntarily waived and/or reimbursed expenses in the amount of $103,226.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

On July 21, 2010, August 19, 2010, and September 1, 2010, the Capital Appreciation Portfolio purchased 20,000, 19,200, and 5,700 shares, respectively of Apple, Inc. These purchases caused the Portfolio to exceed its registration statement limitation of investing more than 5% of the value of the Portfolio’s assets in any one issuer. Subsequent to the year ended December 31, 2010, the Portfolio sold on January 3, 2011 and January 5, 2011; 5,100 and 39,800 shares, respectively, of Apple, Inc. reducing the Portfolio’s position to less than 5% of assets and resulting in a gain of $3,268,751 to the Portfolio.

On July 8, 2010, July 20, 2010, September 16, 2010, and September 17, 2010, the Natural Resources Portfolio purchased 20,100, 23,200, 23,000, and 35,400 shares, respectively of Exxon Mobil Corp. These purchases caused the Portfolio to exceed its registration statement limitation of investing more than 5% of the value of the Portfolio’s assets in any one issuer. During the period August 20, 2010 through January 5, 2011, 101,700 shares of Exxon Mobil Corp. were sold, reducing the Portfolio’s position to less than 5% of assets and resulting in a gain of $1,142,582 to the Portfolio, of which, $599,490 was realized in the year ended December 31, 2010.

On September 22, 2008, American International Group, Inc. (“AIG”), the ultimate parent of SAAMCo, entered into a revolving credit facility (“FRBNY Credit Facility”) with the Federal Reserve Bank of New York (“NY Fed”). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the “Series C Preferred Stock”) to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG’s outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the “Recapitalization”) to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG’s Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

4. Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio expenses have been reduced. For the year ended December 31, 2010, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s nonaffiliated expenses were as follows:

Total Expense
Portfolio	Reductions

Asset Allocation	$34,398
Growth and Income	154
Growth	10,199
Capital Appreciation	55,659
Natural Resources	6,767
Multi-Asset	317
Strategic Multi-Asset	681

5. Securities Transactions:  The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2010 were as follows:

		Government and	Asset	Growth and		Capital	Natural		Strategic
	Money Market	Quality Bond	Allocation	Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Purchases (excluding U.S. government securities)	$—	$83,562,799	$134,775,765	$6,011,020	$340,348,242	$1,017,248,176	$239,982,933	$11,321,741	$22,219,304
Sales (excluding U.S. government securities)	—	90,008,170	153,871,515	6,926,313	409,694,604	1,163,728,889	282,188,725	14,101,064	26,063,035
Purchases of U.S. government securities	—	663,924,981	16,322,440	—	—	—	—	2,320,040	869,640
Sales of U.S. government securities	—	693,327,480	23,781,181	—	—	—	—	2,704,243	626,549

6. Federal Income Taxes:  The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, retirement pension expense, partnership investments, and derivatives transactions.

	For the year ended December 31, 2010
	Distributable Earnings
		Long-Term	Unrealized	Tax Distributions
	Ordinary	Gains/Capital	Appreciation	Ordinary	Long-Term	Return of
Portfolio	Income	and Other Losses	(Depreciation)*	Income	Capital Gains	Capital

Money Market	$—	$(14)	$—	$432	$—	$420
Government and Quality Bond	31,993,889	4,706,159	19,173,334	42,635,960	—	—
Asset Allocation	6,358,295	(18,272,277)	20,813,583	6,363,568	—	—
Growth and Income	2,800	(2,167,351)	1,006,465	4,719	—	—
Growth	2,406,474	(111,968,164)	41,322,371	2,587,146	—	—
Capital Appreciation	—	(85,933,974)	263,159,347	668,718	—	—
Natural Resources	14,694,217	58,292,523	62,362,514	2,280,590	19,016,836	—
Multi-Asset	315,655	(3,923,295)	2,004,673	376,567	—	—
Strategic Multi-Asset	228,481	(2,515,970)	2,908,729	—	—	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	For the year ended December 31, 2009
	Tax Distributions
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital

Money Market Portfolio	$6,249	$—	$278
Government & Quality Bond	53,631,984	—	—
Asset Allocation	8,676,123	—	—
Growth and Income Fund	37,582	—	—
Growth Portfolio	3,983,580	—	—
Capital Appreciation	—	—	—
Natural Resources	3,470,777	17,951,121	—
Multi-Asset Portfolio	650,258	—	—
Strategic Multi-Asset	1,506,091	—	—

As of December 31, 2010, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward
Portfolio	2011	2012	2013	2014	2015	2016	2017	2018

Money Market	$—	$—	$—	$—	$—	$—	$—	$14
Government and Quality Bond	—	—	—	—	—	—	—	—
Asset Allocation	—	—	—	—	—	—	18,272,277	—
Growth and Income	—	—	—	—	—	312,857	1,854,494	—
Growth	—	—	—	—	—	6,632,135	105,336,029	—
Capital Appreciation	—	—	—	—	—	—	85,933,974	—
Natural Resources	—	—	—	—	—	—	—	—
Multi-Asset	—	—	—	—	—	761,295	3,162,000	—
Strategic Multi-Asset	—	—	—	—	—	223,276	2,292,694	—

The Portfolio’s indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended December 31, 2010.

Capital Loss
Carryforward
Portfolio	Utilized

Money Market Portfolio	$—
Government and Quality Bond	9,955,047
Asset Allocation	18,309,639
Growth and Income Fund	676,720
Growth Portfolio	54,568,214
Capital Appreciation	161,657,414
Natural Resources	—
Multi-Asset Portfolio	1,287,527
Strategic Multi-Asset	3,032,682

Under the current law, capital losses related to securities realized after October 31 and prior to the Portfolio’s fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended December 31, 2010, the Portfolios elected to defer capital losses as follows:

Deferred
	Deferred	Post-October	Deferred
	Post-October	Currency	Post-October
Portfolio	Capital Loss	Loss	PFIC Loss

Money Market Portfolio	$—	$—	$—
Government and Quality Bond	—	—	—
Asset Allocation	—	—	—
Growth and Income	—	—	—
Growth	—	—	—
Capital Appreciation	—	—	—
Natural Resources	—	9,064	—
Multi-Asset	—	—	—
Strategic Multi-Asset	—	57,609	5,774

For the year ended December 31, 2010, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to treatment of foreign currency, principal paydown adjustments, amortization of premium/discount, partnership investments, litigation payments, non-deductible net operating loss and sale of passive foreign investment companies to the components of net assets as follows:

	Accumulated	Accumulated
	Undistributed Net	Undistributed Net
	Investment Income	Realized Gain	Capital
Portfolio	(Loss)	(Loss)	Paid-in

Money Market Portfolio	$420	$—	$(420)
Government and Quality Bond	3,070,072	(3,070,072)	—
Asset Allocation	28,975	(28,975)	—
Growth and Income Fund	—	—	—
Growth Portfolio	—	—	—
Capital Appreciation	2,995,935	1,331,195	(4,327,130)
Natural Resources	(106,547)	106,547	—
Multi-Asset Portfolio	33,532	(33,532)	—
Strategic Multi-Asset	165,181	(165,181)	—

As of December 31, 2010, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

Money Market	$—	$—	$—	$7,816,662
Government and Quality Bond	23,306,566	(4,133,232)	19,173,334	1,304,119,779
Asset Allocation	23,117,702	(2,306,196)	20,811,506	228,767,187
Growth and Income	1,111,480	(105,016)	1,006,464	8,674,334
Growth	44,964,789	(3,642,418)	41,322,371	394,030,747
Capital Appreciation	274,976,005	(11,716,859)	263,259,146	941,210,158
Natural Resources	65,566,115	(3,204,127)	62,361,988	266,506,383
Multi-Asset	2,245,372	(240,700)	2,004,672	24,788,468
Strategic Multi-Asset	3,006,267	(86,582)	2,919,685	22,430,445

Note 7. Capital Share Transactions:  Transactions in capital shares of each class of each fund were as follows:

	Money Market Portfolio
	Class 1
	For the year ended		For the year ended
	December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	2,911,874	$2,911,874	2,858,308	$2,858,308
Reinvested dividends	852	852	6,527	6,527
Shares redeemed	(4,231,266)	(4,231,267)	(7,502,758)	(7,502,759)

Net increase (decrease)	(1,318,540)	$(1,318,541)	(4,637,923)	$(4,637,924)

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	December 31, 2010		December 31, 2009		December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,459,256	$37,849,645	3,901,078	$58,823,284	566,533	$8,701,788	1,168,637	$17,609,980
Reinvested dividends	839,851	12,763,727	1,171,254	17,463,391	218,434	3,318,467	316,693	4,721,884
Shares redeemed	(6,463,737)	(99,094,586)	(9,574,604)	(144,813,650)	(1,921,354)	(29,405,963)	(2,744,608)	(41,452,798)

Net increase (decrease)	(3,164,630)	$(48,481,214)	(4,502,272)	$(68,526,975)	(1,136,387)	$(17,385,708)	(1,259,278)	$(19,120,934)

	Government and Quality Bond Portfolio
	Class 3
	For the year ended		For the year ended
	December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	12,057,605	$183,983,552	14,303,114	$215,436,805
Reinvested dividends	1,750,864	26,553,766	2,113,354	31,446,709
Shares redeemed	(12,964,822)	(198,749,122)	(13,056,833)	(196,948,577)

Net increase (decrease)	843,647	$11,788,196	3,359,635	$49,934,937

	Asset Allocation Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	December 31, 2010		December 31, 2009		December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	784,713	$9,795,426	978,463	$10,167,331	110,194	$1,364,035	111,606	$1,214,947
Reinvested dividends	417,051	5,056,293	612,602	6,965,281	41,944	507,706	66,649	756,466
Shares redeemed	(2,843,716)	(35,206,953)	(4,182,603)	(43,688,841)	(511,276)	(6,251,683)	(401,483)	(4,180,564)

Net increase (decrease)	(1,641,952)	$(20,355,234)	(2,591,538)	$(26,556,229)	(359,138)	$(4,379,942)	(223,228)	$(2,209,151)

	Asset Allocation Portfolio
	Class 3
	For the year ended		For the year ended
	December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	745,313	$9,172,120	596,322	$6,278,477
Reinvested dividends	66,172	799,569	84,234	954,376
Shares redeemed	(737,531)	(9,102,705)	(781,725)	(8,147,678)

Net increase (decrease)	73,954	$868,984	(101,169)	$(914,825)

	Growth and Income Portfolio
	Class 1
	For the year ended		For the year ended
	December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	38,725	$290,673	80,813	$501,595
Reinvested dividends	675	4,719	5,576	37,582
Shares redeemed	(179,258)	(1,291,437)	(252,237)	(1,418,649)

Net increase (decrease)	(139,858)	$(996,045)	(165,848)	$(879,472)

	Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	December 31, 2010		December 31, 2009		December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	485,978	$9,019,983	915,649	$13,418,612	93,643	$1,706,867	144,165	$1,994,245
Reinvested dividends	92,092	1,645,063	149,076	2,570,072	11,621	207,533	18,680	322,047
Shares redeemed	(2,874,430)	(53,627,729)	(3,803,760)	(55,448,647)	(437,687)	(8,172,656)	(645,514)	(9,488,007)

Net increase (decrease)	(2,296,360)	$(42,962,683)	(2,739,035)	$(39,459,963)	(332,423)	$(6,258,256)	(482,669)	$(7,171,715)

	Growth Portfolio
	Class 3
	For the year ended		For the year ended
	December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	462,473	$8,400,219	426,084	$6,388,840
Reinvested dividends	41,201	734,550	63,420	1,091,461
Shares redeemed	(1,726,362)	(32,466,291)	(2,238,075)	(33,347,400)

Net increase (decrease)	(1,222,688)	$(23,331,522)	(1,748,571)	$(25,867,099)

	Capital Appreciation Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	December 31, 2010		December 31, 2009		December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	852,180	$27,049,254	993,030	$23,433,277	100,583	$3,136,553	159,733	$3,877,230
Reinvested dividends	21,539	657,443	—	—	374	11,275	—	—
Shares redeemed	(3,565,577)	(111,955,761)	(5,361,178)	(126,598,666)	(598,386)	(18,610,684)	(853,877)	(20,337,104)

Net increase (decrease)	(2,691,858)	$(84,249,064)	(4,368,148)	$(103,165,389)	(497,429)	$(15,462,856)	(694,144)	$(16,459,874)

	Capital Appreciation Portfolio
	Class 3
	For the year ended		For the year ended
	December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	1,937,050	$60,057,860	1,717,972	$39,879,927
Reinvested dividends	—	—	—	—
Shares redeemed	(3,477,393)	(109,762,436)	(3,645,619)	(86,509,138)

Net increase (decrease)	(1,540,343)	$(49,704,576)	(1,927,647)	$(46,629,211)

	Natural Resources Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	December 31, 2010		December 31, 2009		December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	291,595	$11,384,882	548,003	$18,318,110	73,059	$2,814,853	102,231	$3,497,912
Reinvested dividends	237,390	8,260,936	242,534	8,733,656	48,667	1,688,656	49,481	1,777,377
Shares redeemed	(903,752)	(34,487,736)	(1,039,663)	(33,094,910)	(209,569)	(8,021,023)	(247,416)	(7,980,633)

Net increase (decrease)	(374,767)	$(14,841,918)	(249,126)	$(6,043,144)	(87,843)	$(3,517,514)	(95,704)	$(2,705,344)

	Natural Resources Portfolio
	Class 3
	For the year ended		For the year ended
	December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	798,065	$30,577,684	851,288	$28,204,576
Reinvested dividends	327,964	11,347,834	304,518	10,910,865
Shares redeemed	(1,239,805)	(47,366,232)	(1,406,451)	(46,281,310)

Net increase (decrease)	(113,776)	$(5,440,714)	(250,645)	$(7,165,869)

	Multi-Asset Portfolio
	Class 1
	For the year ended		For the year ended
	December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	34,172	$200,561	40,985	$210,070
Reinvested dividends	66,846	376,567	119,095	650,258
Shares redeemed	(663,477)	(3,821,374)	(994,850)	(4,896,802)

Net increase (decrease)	(562,459)	$(3,244,246)	(834,770)	$(4,036,474)

	Strategic Multi-Asset Portfolio
	Class 1
	For the year ended		For the year ended
	December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	66,179	$458,746	63,827	$401,609
Reinvested dividends	—	—	232,063	1,506,091
Shares redeemed	(610,450)	(4,274,113)	(678,616)	(4,068,058)

Net increase (decrease)	(544,271)	$(3,815,367)	(382,726)	$(2,160,358)

8. Trustees’ Retirement Plan:  The Trustees of Anchor Series Trust have adopted the SunAmerica Disinterested Trustees’ and Directors’ Retirement Plan (the “Retirement Plan”) effective January 1, 1993, as amended, for the disinterested Trustees. The Retirement Plan provides generally that a disinterested Trustee may become a participant (“Participant”) in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the “Adopting Funds”) or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an “Eligible Trustee”). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee’s account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Trustees’ fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees’ fees and expenses line on the Statement of Operations.

	As of December 31, 2010
	Retirement	Retirement	Retirement
	Plan	Plan	Plan
Portfolio	Liability	Expense	Payments

Money Market	$1,566	$41	$461
Government and Quality Bond	16,719	1,784	4,139
Asset Allocation	3,728	641	764
Growth and Income	813	25	236
Growth	15,049	825	4,106
Capital Appreciation	27,513	1,883	7,269
Natural Resources	3,274	418	714
Multi-Asset	3,094	89	905
Strategic Multi-Asset	2,099	78	605

9. Lines of Credit:  The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or London Interbank Offered Rate plus 125 points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 12.5 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Prior to September 17, 2010, the commitment fee was 15 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. During the year ending December 31, 2010, the following Portfolios had borrowings:

				Weighted
	Days	Interest	Average Debt	Average
Portfolio	Outstanding	Charges	Utilized	Interest

Capital Appreciation	12	$633	$1,282,434	1.49%
Natural Resources	1	10	230,991	1.55

At December 31, 2010, there were no borrowings outstanding.

10. Interfund Lending Agreement:  Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2010, none of the Portfolios participated in the program.

11. Investment Concentration:  All Portfolios may invest in foreign securities and all portfolios, except for the Money Market Portfolio, may invest in “emerging market” countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Asset Allocation Portfolio, Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio, and Strategic Multi-Asset Portfolio.

Government and Quality Bond Portfolio, Asset Allocation Portfolio, and Multi-Asset Portfolio invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Portfolio’s concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the year ended December 31, 2010, the Portfolios had 48.1%, 13.0%, and 14.6%, respectively, of their net assets invested in such securities.

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS

					Dividends		Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	Distributions	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning	income	gain (loss) on	investment	investment	return of	gain on	and	end of	Total	period	to average		to average		turnover
ended	of period	(loss)(1)	investments	operations	income	capital	investments	Distributions	period	Return(2)	(000’s)	net assets		net assets		rate

Money Market Portfolio Class 1
12/31/06	$1.00	$0.04	$—	$0.04	$(0.04)	$—	$—	$(0.04)	$1.00	4.12%	$13,406	0.97%		4.05%		—%
12/31/07	1.00	0.04	—	0.04	(0.04)	—	—	(0.04)	1.00	4.39	13,119	0.98		4.30		—
12/31/08	1.00	0.02	(0.00)	0.02	(0.02)	—	—	(0.02)	1.00	1.74	13,732	1.09		1.71		—
12/31/09	1.00	0.00	0.00	0.00	(0.00)	(0.00)	—	(0.00)	1.00	0.05	9,092	0.61	(3)	0.04	(3)	—
12/31/10	1.00	0.00	0.00	0.00	(0.00)	(0.00)	—	(0.00)	1.00	0.01	7,774	0.23	(3)	0.01	(3)	—

Government and Quality Bond Portfolio Class 1
12/31/06	14.78	0.65	(0.17)	0.48	(0.55)	—	—	(0.55)	14.71	3.31	443,469	0.60		4.41		58
12/31/07	14.71	0.72	0.20	0.92	(0.58)	—	—	(0.58)	15.05	6.33	419,351	0.59		4.80		41
12/31/08	15.05	0.65	(0.01)	0.64	(0.63)	—	—	(0.63)	15.06	4.29	412,438	0.59		4.32		87
12/31/09	15.06	0.58	0.06	0.64	(0.75)	—	—	(0.75)	14.95	4.29	342,036	0.61		3.82		71
12/31/10	14.95	0.42	0.33	0.75	(0.63)	—	—	(0.63)	15.07	4.98	297,126	0.59		2.75		66

Government and Quality Bond Portfolio Class 2
12/31/06	14.77	0.63	(0.17)	0.46	(0.53)	—	—	(0.53)	14.70	3.15	131,035	0.75		4.26		58
12/31/07	14.70	0.69	0.20	0.89	(0.55)	—	—	(0.55)	15.04	6.18	125,766	0.74		4.65		41
12/31/08	15.04	0.63	(0.01)	0.62	(0.61)	—	—	(0.61)	15.05	4.14	116,609	0.74		4.17		87
12/31/09	15.05	0.56	0.06	0.62	(0.73)	—	—	(0.73)	14.94	4.14	96,914	0.76		3.67		71
12/31/10	14.94	0.40	0.33	0.73	(0.61)	—	—	(0.61)	15.06	4.83	80,584	0.74		2.60		66

Government and Quality Bond Portfolio Class 3
12/31/06	14.75	0.60	(0.16)	0.44	(0.51)	—	—	(0.51)	14.68	3.06	430,871	0.85		4.16		58
12/31/07	14.68	0.66	0.21	0.87	(0.54)	—	—	(0.54)	15.01	6.02	626,704	0.84		4.54		41
12/31/08	15.01	0.61	(0.00)	0.61	(0.59)	—	—	(0.59)	15.03	4.12	674,160	0.84		4.07		87
12/31/09	15.03	0.53	0.07	0.60	(0.72)	—	—	(0.72)	14.91	3.98	719,070	0.86		3.55		71
12/31/10	14.91	0.38	0.33	0.71	(0.59)	—	—	(0.59)	15.03	4.74	737,455	0.84		2.50		66

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

	12/31/09	12/31/10

Money Market Portfolio Class 1	0.70%	1.21%

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends		Distributions						Ratio of net
	Net Asset	Net	Net realized		declared	Distributions	from net	Total	Net Asset		Net Assets	Ratio of	investment
	Value	investment	& unrealized	Total from	from net	from net	realized	Dividends	Value		end of	expenses	income (loss)	Portfolio
Period	beginning	income	gain (loss) on	investment	investment	return of	gain on	and	end of	Total	period	to average	to average	turnover
ended	of period	(loss)(1)	investments	operations	income	capital	investments	Distributions	period	Return(2)	(000’s)	net assets(3)	net assets(3)	rate

Asset Allocation Portfolio Class 1
12/31/06	$14.99	$0.39	$1.27	$1.66	$(0.51)	$—	$—	$(0.51)	$16.14	11.31%	$351,839	0.66%	2.53%	27%
12/31/07	16.14	0.40	0.94	1.34	(0.49)	—	(0.60)	(1.09)	16.39	8.47	311,693	0.69	2.39	71
12/31/08	16.39	0.38	(3.67)	(3.29)	(0.47)	—	(2.45)	(2.92)	10.18	(23.03)	192,457	0.71	2.70	48
12/31/09	10.18	0.30	1.94	2.24	(0.42)	—	—	(0.42)	12.00	22.24	195,872	0.78	2.73	46
12/31/10	12.00	0.33	1.30	1.63	(0.34)	—	—	(0.34)	13.29	13.89	195,082	0.76	2.64	65

Asset Allocation Portfolio Class 2
12/31/06	14.97	0.37	1.26	1.63	(0.49)	—	—	(0.49)	16.11	11.10	32,574	0.81	2.38	27
12/31/07	16.11	0.37	0.94	1.31	(0.46)	—	(0.60)	(1.06)	16.36	8.34	32,643	0.84	2.24	71
12/31/08	16.36	0.36	(3.67)	(3.31)	(0.44)	—	(2.45)	(2.89)	10.16	(23.15)	21,622	0.86	2.56	48
12/31/09	10.16	0.28	1.94	2.22	(0.40)	—	—	(0.40)	11.98	22.07	22,831	0.93	2.58	46
12/31/10	11.98	0.31	1.30	1.61	(0.33)	—	—	(0.33)	13.26	13.69	20,513	0.91	2.49	65

Asset Allocation Portfolio Class 3
12/31/06	14.95	0.35	1.27	1.62	(0.48)	—	—	(0.48)	16.09	11.01	32,163	0.91	2.30	27
12/31/07	16.09	0.35	0.94	1.29	(0.45)	—	(0.60)	(1.05)	16.33	8.19	38,386	0.94	2.13	71
12/31/08	16.33	0.34	(3.65)	(3.31)	(0.43)	—	(2.45)	(2.88)	10.14	(23.22)	26,781	0.96	2.47	48
12/31/09	10.14	0.27	1.94	2.21	(0.39)	—	—	(0.39)	11.96	21.97	30,385	1.03	2.47	46
12/31/10	11.96	0.30	1.30	1.60	(0.32)	—	—	(0.32)	13.24	13.61	34,612	1.01	2.40	65

Growth and Income Portfolio Class 1
12/31/06	11.16	0.06	1.09	1.15	(0.06)	—	(1.22)	(1.28)	11.03	11.21	17,539	1.09	0.55	86
12/31/07	11.03	0.04	1.07	1.11	(0.07)	—	(1.36)	(1.43)	10.71	10.23	15,745	1.15	0.33	85
12/31/08	10.71	0.03	(3.78)	(3.75)	(0.04)	—	(1.58)	(1.62)	5.34	(39.32)	8,087	1.40	0.33	122
12/31/09	5.34	0.01	1.84	1.85	(0.03)	—	—	(0.03)	7.16	34.63	9,645	1.66	0.08	94
12/31/10	7.16	0.00	0.85	0.85	(0.00)	—	—	(0.00)	8.01	11.93	9,669	1.56	0.03	67

(1)	Calculated based upon average shares outstanding.

(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/06	12/31/07	12/31/08	12/31/09	12/31/10

Asset Allocation Portfolio Class 1	0.01%	0.01%	0.02%	0.02%	0.01%
Asset Allocation Portfolio Class 2	0.01	0.01	0.02	0.02	0.01
Asset Allocation Portfolio Class 3	0.01	0.01	0.02	0.02	0.01
Growth and Income Portfolio Class 1	0.01	0.00	0.01	0.00	0.00

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends		Distributions						Ratio of net
	Net Asset	Net	Net realized		declared	Distributions	from net	Total	Net Asset		Net Assets	Ratio of	investment
	Value	investment	& unrealized	Total from	from net	from net	realized	Dividends	Value		end of	expenses	income (loss)	Portfolio
Period	beginning	income	gain (loss) on	investment	investment	return of	gain on	and	end of	Total	period	to average	to average	turnover
ended	of period	(loss)(1)	investments	operations	income	capital	investments	Distributions	period	Return(2)	(000’s)	net assets(3)	net assets(3)	rate

Growth Portfolio Class 1
12/31/06	$28.19	$0.20	$3.30	$3.50	$(0.19)	$—	$(2.73)	$(2.92)	$28.77	13.30%	$540,802	0.70%	0.70%	106%
12/31/07	28.77	0.16	2.74	2.90	(0.22)	—	(3.39)	(3.61)	28.06	10.21	482,934	0.72	0.53	120
12/31/08	28.06	0.17	(10.04)	(9.87)	(0.18)	—	(4.63)	(4.81)	13.38	(40.41)	225,013	0.74	0.73	134
12/31/09	13.38	0.12	5.00	5.12	(0.17)	—	—	(0.17)	18.33	38.39	258,081	0.80	0.75	100
12/31/10	18.33	0.13	2.43	2.56	(0.13)	—	—	(0.13)	20.76	14.10	244,740	0.78	0.66	82

Growth Portfolio Class 2
12/31/06	28.17	0.16	3.28	3.44	(0.14)	—	(2.73)	(2.87)	28.74	13.11	80,394	0.85	0.55	106
12/31/07	28.74	0.12	2.73	2.85	(0.18)	—	(3.39)	(3.57)	28.02	10.03	72,714	0.87	0.38	120
12/31/08	28.02	0.13	(10.03)	(9.90)	(0.13)	—	(4.63)	(4.76)	13.36	(40.52)	34,818	0.89	0.58	134
12/31/09	13.36	0.09	5.01	5.10	(0.14)	—	—	(0.14)	18.32	38.25	38,882	0.95	0.60	100
12/31/10	18.32	0.10	2.44	2.54	(0.11)	—	—	(0.11)	20.75	13.96	37,148	0.93	0.51	82

Growth Portfolio Class 3
12/31/06	28.13	0.13	3.28	3.41	(0.12)	—	(2.73)	(2.85)	28.69	12.98	201,447	0.95	0.46	106
12/31/07	28.69	0.09	2.73	2.82	(0.15)	—	(3.39)	(3.54)	27.97	9.95	232,079	0.97	0.28	120
12/31/08	27.97	0.11	(10.01)	(9.90)	(0.10)	—	(4.63)	(4.73)	13.34	(40.56)	137,334	0.99	0.49	134
12/31/09	13.34	0.08	4.98	5.06	(0.12)	—	—	(0.12)	18.28	37.99	156,302	1.05	0.50	100
12/31/10	18.28	0.08	2.44	2.52	(0.09)	—	—	(0.09)	20.71	13.89	151,712	1.03	0.41	82

Capital Appreciation Portfolio Class 1
12/31/06	36.80	0.16	4.03	4.19	(0.06)	—	(0.09)	(0.15)	40.84	11.39	994,508	0.74	0.40	124
12/31/07	40.84	(0.05)	10.87	10.82	(0.16)	—	(5.32)	(5.48)	46.18	27.68	1,027,192	0.75	(0.12)	133
12/31/08	46.18	(0.02)	(16.37)	(16.39)	—	—	(7.88)	(7.88)	21.91	(40.34)	486,786	0.75	(0.06)	129
12/31/09	21.91	0.05	8.01	8.06	—	—	—	—	29.97	36.79	534,856	0.77	0.16	187
12/31/10	29.97	(0.04)	6.84	6.80	(0.04)	—	—	(0.04)	36.73	22.72	556,674	0.75	(0.14)	96

Capital Appreciation Portfolio Class 2
12/31/06	36.60	0.10	4.02	4.12	(0.01)	—	(0.09)	(0.10)	40.62	11.25	133,815	0.89	0.25	124
12/31/07	40.62	(0.11)	10.80	10.69	(0.10)	—	(5.32)	(5.42)	45.89	27.49	143,365	0.90	(0.27)	133
12/31/08	45.89	(0.07)	(16.24)	(16.31)	—	—	(7.88)	(7.88)	21.70	(40.42)	68,936	0.89	(0.21)	129
12/31/09	21.70	0.01	7.92	7.93	—	—	—	—	29.63	36.54	73,573	0.92	0.01	187
12/31/10	29.63	(0.09)	6.77	6.68	(0.01)	—	—	(0.01)	36.30	22.53	72,088	0.90	(0.29)	96

Capital Appreciation Portfolio Class 3
12/31/06	36.53	0.05	4.01	4.06	—	—	(0.09)	(0.09)	40.50	11.12	437,276	0.99	0.13	124
12/31/07	40.50	(0.16)	10.77	10.61	(0.07)	—	(5.32)	(5.39)	45.72	27.35	641,504	1.00	(0.37)	133
12/31/08	45.72	(0.10)	(16.17)	(16.27)	—	—	(7.88)	(7.88)	21.57	(40.49)	402,167	1.00	(0.31)	129
12/31/09	21.57	(0.02)	7.88	7.86	—	—	—	—	29.43	36.44	491,905	1.02	(0.09)	187
12/31/10	29.43	(0.12)	6.72	6.60	—	—	—	—	36.03	22.43	546,714	1.00	(0.38)	96

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/06	12/31/07	12/31/08	12/31/09	12/31/10

Growth Portfolio Class 1	0.01%	0.00%	0.01%	0.01%	0.00%
Growth Portfolio Class 2	0.01	0.01	0.01	0.01	0.00
Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.00
Capital Appreciation Class 1	0.01	0.01	0.01	0.03	0.01
Capital Appreciation Class 2	0.01	0.01	0.01	0.03	0.01
Capital Appreciation Class 3	0.01	0.01	0.01	0.02	0.01

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends		Distributions								Ratio of net
	Net Asset	Net	Net realized		declared	Distributions	from net	Total	Net Asset			Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	from net	realized	Dividends	Value			end of	expenses		income (loss)		Portfolio
Period	beginning of	income	gain (loss) on	investment	investment	return of	gain on	and	end of	Total		period	to average		to average		turnover
ended	period	(loss)(1)	investments	operations	income	capital	investments	Distributions	period	Return(2)		(000’s)	net assets		net assets		rate

Natural Resources Portfolio Class 1
12/31/06	$43.73	$0.69	$9.99	$10.68	$(0.33)	$—	$(1.36)	$(1.69)	$52.72	24.93	%(4)	$234,235	0.81	%(3)	1.37	%(3)	12%
12/31/07	52.72	0.51	20.19	20.70	(0.72)	—	(3.18)	(3.90)	69.52	40.20		274,175	0.81	(3)	0.82	(3)	25
12/31/08	69.52	0.51	(31.15)	(30.64)	(0.55)	—	(11.11)	(11.66)	27.22	(49.79)		95,709	0.82	(3)	0.88	(3)	12
12/31/09	27.22	0.32	15.18	15.50	(0.51)	—	(2.25)	(2.76)	39.96	58.05		130,566	0.82		0.96		15
12/31/10	39.96	0.27	5.53	5.80	(0.36)	—	(2.57)	(2.93)	42.83	16.20	(5)	123,891	0.82	(3)	0.70	(3)	82

Natural Resources Portfolio Class 2
12/31/06	43.64	0.61	9.97	10.58	(0.27)	—	(1.36)	(1.63)	52.59	24.74	(4)	43,837	0.96	(3)	1.22	(3)	12
12/31/07	52.59	0.42	20.13	20.55	(0.65)	—	(3.18)	(3.83)	69.31	39.98		51,863	0.96	(3)	0.67	(3)	25
12/31/08	69.31	0.42	(31.04)	(30.62)	(0.46)	—	(11.11)	(11.57)	27.12	(49.88)		20,859	0.97	(3)	0.74	(3)	12
12/31/09	27.12	0.27	15.14	15.41	(0.43)	—	(2.25)	(2.68)	39.85	57.87		26,828	0.97		0.81		15
12/31/10	39.85	0.21	5.51	5.72	(0.31)	—	(2.57)	(2.88)	42.69	16.01	(5)	24,994	0.97	(3)	0.55	(3)	82

Natural Resources Portfolio Class 3
12/31/06	43.56	0.52	10.00	10.52	(0.24)	—	(1.36)	(1.60)	52.48	24.62	(4)	122,578	1.07	(3)	1.07	(3)	12
12/31/07	52.48	0.35	20.09	20.44	(0.60)	—	(3.18)	(3.78)	69.14	39.85		216,086	1.05	(3)	0.57	(3)	25
12/31/08	69.14	0.37	(30.97)	(30.60)	(0.39)	—	(11.11)	(11.50)	27.04	(49.93)		121,161	1.07	(3)	0.68	(3)	12
12/31/09	27.04	0.24	15.08	15.32	(0.38)	—	(2.25)	(2.63)	39.73	57.68		168,051	1.07		0.71		15
12/31/10	39.73	0.17	5.50	5.67	(0.27)	—	(2.57)	(2.84)	42.56	15.93	(5)	175,152	1.07	(3)	0.45	(3)	82

Multi-Asset Portfolio Class 1
12/31/06	7.63	0.13	0.42	0.55	(0.13)	—	(0.69)	(0.82)	7.36	7.72		47,324	1.17	(3)	1.69	(3)	88
12/31/07	7.36	0.12	0.49	0.61	(0.15)	—	(0.56)	(0.71)	7.26	8.44		43,230	1.22	(3)	1.64	(3)	78
12/31/08	7.26	0.11	(1.83)	(1.72)	(0.14)	—	(0.71)	(0.85)	4.69	(25.89)		27,156	1.31	(3)	1.74	(3)	101
12/31/09	4.69	0.07	1.05	1.12	(0.13)	—	—	(0.13)	5.68	23.99		28,151	1.38	(3)	1.39	(3)	71
12/31/10	5.68	0.06	0.44	0.50	(0.08)	—	—	(0.08)	6.10	9.00		26,790	1.34	(3)	1.09	(3)	53

Strategic Multi-Asset Portfolio Class 1
12/31/06	8.70	0.10	0.85	0.95	(0.14)	—	(0.05)	(0.19)	9.46	11.09		40,455	1.28	(3)	1.15	(3)	117
12/31/07	9.46	0.10	1.42	1.52	—	—	(0.83)	(0.83)	10.15	16.79		39,034	1.46	(3)	0.99	(3)	123
12/31/08	10.15	0.08	(2.80)	(2.72)	—	—	(1.64)	(1.64)	5.79	(29.46)		24,448	1.50	(3)	0.99	(3)	150
12/31/09	5.79	0.04	1.36	1.40	(0.40)	—	—	(0.40)	6.79	24.51		26,059	1.57	(3)	0.67	(3)	147
12/31/10	6.79	0.02	0.86	0.88	—	—	—	—	7.67	12.96		25,272	1.55	(3)	0.34	(3)	99

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/06	12/31/07	12/31/08	12/31/09	12/31/10

Natural Resources Portfolio Class 1	0.00%	0.00%	0.00%	—%	0.00%
Natural Resources Portfolio Class 2	0.00	0.00	0.00	—	0.00
Natural Resources Portfolio Class 3	0.00	0.00	0.00	—	0.00
Multi-Asset Portfolio Class 1	0.01	0.00	0.00	0.00	0.00
Strategic Multi-Asset Portfolio Class 1	0.01	0.00	0.00	0.01	0.00

(4)	Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.
(5)	Total return for Class 1, Class 2, and Class 3 were increased by 0.25%, 0.22%, and 0.22% respectively, from gains on the disposal of investments in violation of investment restrictions (See Note 3).

See Notes to Financial Statements

ANCHOR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Anchor Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine portfolios constituting Anchor Series Trust (hereafter referred to as the “Trust”) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
February 28, 2011

ANCHOR SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS — (unaudited)

Approval of the Investment Advisory and Management Agreement and Subadvisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Anchor Series Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust or its separate series (each a “Portfolio” and together, the “Portfolios”), SunAmerica Asset Management Corp. (“SunAmerica”), Edge Asset Management, Inc. (“EDGE”) or Wellington Management Company, LLP (“Wellington,” and together with EDGE, the “Subadvisers”) (the “Disinterested Trustees”), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Portfolios, and SunAmerica (the “Advisory Agreement”) for a one-year period ending August 31, 2011 at an in-person meeting held on August 24, 2010 (the “Meeting”). The Trust currently consists of nine separate Portfolios, including the Asset Allocation Portfolio, Capital Appreciation Portfolio, Government and Quality Bond Portfolio, Growth Portfolio, Growth and Income Portfolio, Money Market Portfolio, Multi-Asset Portfolio, Natural Resources Portfolio and Strategic Multi-Asset Portfolio. At the Meeting, the Board also approved the continuation of the Subadvisory Agreements between SunAmerica and Wellington (the “Wellington Subadvisory Agreement”) with respect to the Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio, Strategic Multi-Asset Portfolio, Money Market Portfolio, and Government and Quality Bond Portfolio (collectively, the “Wellington Subadvised Portfolios”) and between SunAmerica and EDGE with respect to the Asset Allocation Portfolio (the “EDGE Subadvisory Agreement,” and together with the Wellington Subadvisory Agreement, the “Subadvisory Agreements”), each for a one-year period ending August 31, 2011.

In accordance with Section 15(c) of the 1940 Act, the Board requested and SunAmerica and the Subadvisers, where applicable, provided materials relating to the Board’s consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements. These materials included (a) a summary of the services provided to the Portfolios by SunAmerica and its affiliates, and by the Subadvisers; (b) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Portfolios, and the investment performance of the Portfolios as compared with a peer group of funds; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) a report on economies of scale; (e) information on SunAmerica’s and the Subadvisers’ risk management process; (f) a discussion on general compliance policies and procedures; (g) a summary of brokerage and soft dollar practices; (h) a discussion of the key personnel of SunAmerica, and its affiliates and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices; and (i) an internal comparison of management fees received for other mutual funds and accounts with similar investment objectives and strategies for which SunAmerica and the Subadvisers serve as adviser or subadviser, as applicable.

In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements, the Board, including the Disinterested Trustees, considered the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers.  The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by SunAmerica and the Subadvisers. The Board noted that the services include acting as investment manager and adviser to the Portfolios, managing the daily business affairs of the Portfolios, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica would provide office space, bookkeeping, accounting, legal and compliance, clerical and administrative services, and has authorized any of its officers and employees, if elected, to serve as officers or Trustees of the Portfolios without compensation. Finally, the Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolios pursuant to the Advisory Agreement and noted that such services include (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) organizing Board meetings and preparing the materials for such Board meetings; (iv) providing legal and compliance support; and (v) performing other administrative functions necessary for the operation of the Portfolios, such as tax reporting and fulfilling regulatory filing requirements.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica’s fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Portfolios. The Board also reviewed the personnel responsible for providing advisory services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices and concluded, based on their experience and interaction with SunAmerica, that: (i) SunAmerica is able to retain quality portfolio managers, analysts and other personnel; (ii) SunAmerica exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica had been responsive to requests of the Board; and (iv) SunAmerica had kept the Board apprised of developments relating to the Portfolios and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients and noted that as of June 30, 2010, SunAmerica managed, advised and/or administered approximately $37.5 billion in assets. The Board also considered SunAmerica’s code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectus. Additionally, the Board considered SunAmerica’s compliance and regulatory history.

With respect to the Wellington Subadvised Portfolios, for which SunAmerica has delegated daily investment management responsibilities to Wellington, the Board also considered the nature, quality and extent of subadvisory services provided by Wellington. The Board observed that Wellington is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Wellington Subadvised Portfolios, subject to the oversight and review of SunAmerica. The Board reviewed Wellington’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Wellington Subadvised Portfolios, in addition to current and projected staffing levels and compensation practices, and concluded, based on their experience with Wellington, that: (i) Wellington is able to retain high quality portfolio managers and other investment personnel; (ii) Wellington exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Wellington Subadvisory Agreement; and (iii) Wellington had been responsive to requests of the Board and of SunAmerica. The Board considered that Wellington has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Wellington Subadvised Portfolios as set forth in the Portfolios’ prospectus. The Board also considered Wellington’s code of ethics, compliance and regulatory history, and risk management process. The Board noted that Wellington has not experienced any material regulatory or compliance problems nor has it been involved in any material litigation or administrative proceedings that would potentially impact it from effectively serving as a subadviser to the Portfolios. The Board concluded that the nature and extent of services to be provided by Wellington under the Wellington Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

With respect to the Asset Allocation Portfolio, for which SunAmerica has delegated daily investment management responsibilities to EDGE, the Board also considered the nature, quality and extent of subadvisory services provided by EDGE. The Board observed that EDGE is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Asset Allocation Portfolio, subject to the oversight and review of SunAmerica. The Board reviewed EDGE’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Asset Allocation Portfolio in addition to current and projected staffing levels and compensation practices and concluded, based on their experience with EDGE, that: (i) EDGE is able to retain high quality portfolio managers and other investment personnel; (ii) EDGE exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the EDGE Subadvisory Agreement; and (iii) EDGE had been responsive to requests of the Board and of SunAmerica. The Board considered that EDGE has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Asset Allocation Portfolio as set forth in the Portfolio’s prospectus. The Board also considered EDGE’s code of ethics, compliance and regulatory history and risk management process. The Board noted that EDGE has not experienced any material regulatory or compliance problems nor has it been involved in any material litigation or administrative proceedings that would potentially impact it from effectively serving as a subadviser to the Asset Allocation Portfolio. The Board concluded that the nature and extent of services to be provided by EDGE under the EDGE Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance.  The Board, including the Disinterested Trustees, also considered the investment performance of SunAmerica with respect to the Portfolios, Wellington with respect to the Wellington Subadvised Portfolios, and EDGE with respect to the Asset Allocation Portfolio. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolios as compared to each Portfolio’s peer group (“Peer Group”) and/or peer universe (“Peer Universe”) as independently determined by Lipper and to an appropriate index or combination of indices. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Peer Universes. The Board also noted that it regularly reviews the performance of the Portfolios throughout the year. The Board noted that, while it monitors performance of the Portfolios closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

In preparation for the Meeting, the Board was provided with reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed each Portfolio’s annualized total returns for the prior one-, two-, three-, four-, five- and ten-year periods ended May 31, 2010. The Board noted that it was also provided with a supplemental Lipper performance report for the periods ended June 30, 2010. In addition, the Board received a report prepared by SunAmerica that detailed the Portfolios’ performance for the three- and six-month periods ended June 30, 2010.

For the Asset Allocation Portfolio, the Board considered that the Portfolio ranked in the first quintile of its Peer Group for the one- four- and five-year periods ended May 31, 2010, ranked in the second quintile of its Peer Group for the two- and three-year periods and ranked in the third quintile of its Peer Group for the ten-year period. The Board noted that it was pleased with the Portfolio’s performance.

For the Capital Appreciation Portfolio, the Board considered that the Portfolio ranked in the first quintile of its Peer Group for all periods ended May 31, 2010. The Board noted that it was pleased with the Portfolio’s performance.

For the Government and Quality Bond Portfolio, , the Board considered that the Portfolio ranked in the first quintile of its Peer Group for the one-year period ended May 31, 2010, ranked in the third quintile for the two-, four- and five-year periods and ranked in the fourth quintile for the three-year period. The Board further noted that the Portfolio ranked in the fourth quintile of its larger Peer Universe, which consists of all funds within the applicable classification, for the ten-year period ended May 31, 2010. The board noted that it was generally pleased with the Portfolio’s performance.

For the Growth Portfolio, the Board considered that the Portfolio ranked in the first quintile of its Peer Group for the one-, two-, three- and four-year periods ended May 31, 2010. The Board further considered that the Portfolio ranked in the second quintile of its larger Peer Universe for the five-year period ended May 31, 2010 and ranked in the third quintile for the ten-year period. The Board noted that it was pleased with the Portfolio’s performance.

For the Growth and Income Portfolio, the Board considered that the Portfolio ranked in the first quintile of its Peer Group for the three-year period ended May 31, 2010, ranked in the second quintile for the four- and five-year periods, ranked in the third quintile for the one- and two-year periods and ranked in the fourth quintile for the ten-year period. The Board noted that it was generally pleased with the Portfolio’s performance.

For the Money Market Portfolio, the Board considered that the Portfolio ranked in the third quintile of its Peer Group for the one-year period ended May 31, 2010 and ranked in the fifth quintile for the two-, three-, four-, five- and ten-year periods. The Board noted the Portfolio’s poor performance and expressed its concern; however, the Board did consider the small size of the Portfolio, which has had an adverse impact on expenses, and was a contributing factor to the Portfolio’s relative underperformance. The Board also considered the voluntary fee waivers and/or expense reimbursements being made by SunAmerica with respect to the Portfolio in order to avoid a negative yield. The Board noted that it will continue to monitor the Portfolio’s performance.

For the Multi-Asset Portfolio, the Board considered that the Portfolio ranked in the second quintile of its Peer Group for the two- and three-year periods ended May 31, 2010, ranked in the third quintile for the four- and five-year periods and ranked in the fifth quintile for the one-year period. The Board further considered that the Portfolio ranked in the fourth quintile of its larger Peer Universe for the ten-year period ended May 31, 2010. The Board noted its concern with respect to the Portfolio’s one-year performance, but noted that it was generally pleased with the Portfolio’s longer-term performance.

For the Natural Resources Portfolio, the Board considered that the Portfolio ranked in the first quintile of its Peer Universe for the four-, five- and ten-year periods ended May 31, 2010, ranked in the second quintile for the one-, and three-year periods and ranked in the third quintile for the two-year period. The Board noted that it was pleased with the Portfolio’s performance.

For the Strategic Multi-Asset Portfolio, the Board considered that the Portfolio ranked in the first quintile of its Peer Group for the prior three-, four- and five-year periods ended May 31, 2010 and ranked in the third quintile during the two-year period and ranked in the fifth quintile for the one-year period. The Board also considered that the Portfolio ranked in the first quintile of its larger Peer Universe for the ten-year period ended May 31, 2010. While acknowledging the Portfolio’s relative underperformance during the one year period, the Board noted that it was pleased with the Portfolio’s overall performance.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SunAmerica, the Subadvisers and their Affiliates from the Relationship with the Portfolios. The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Portfolios to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to Wellington and EDGE pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, Wellington, EDGE or their affiliates in connection with providing such services to the Portfolios.

To assist in analyzing the reasonableness of the management fee for each of the Portfolios, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Portfolio’s Peer Group and/or Peer Universe, as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Portfolio to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Portfolio’s total operating expenses, the Board compared each Portfolio’s net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Portfolios. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Portfolios, as applicable. The Board noted that the management fees paid by the Portfolios were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to Wellington and EDGE pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper. The report showed comparative fee information for the Portfolios’ Peer Groups and/or Peer Universes that the Trustees used as a guide to help assess the reasonableness of the subadvisory fee. The Trustees noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Portfolios, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained. The Board also considered advisory fees received by Wellington and EDGE with respect other mutual funds and accounts with similar investment strategies to the Portfolio or Portfolios for which they serve as Subadviser. The Board noted in particular that certain of the similar accounts identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the applicable Portfolios, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Portfolios. The Board further noted that the subadvisory fees paid by SunAmerica to Wellington and EDGE were reasonable as compared to fees the Subadvisers receive for other such investment companies or clients for which it serves as adviser or subadviser.

The Board also considered SunAmerica’s profitability and the benefits SunAmerica and its affiliates received from their relationship with the Portfolios. The Board received and reviewed financial statements relating to SunAmerica’s financial condition and profitability with respect to the services it provided the Portfolios and considered how profit margins could affect SunAmerica’s ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenue earned and the expresses incurred by SunAmerica, and its affiliates that provide services to the Portfolios on a Portfolio-by-Portfolio basis. In particular, the Board considered the voluntary fee waivers being made by SunAmerica with respect to the Money Market Portfolio to avoid a negative yield. Additionally, the Board considered whether SunAmerica, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Portfolios. Specifically, the Board observed that, pursuant to arrangements between SunAmerica and certain affiliated insurance companies, SunAmerica may contribute profits and receive administrative fees with respect to certain annuity products (including the Trust). The Board further considered whether there were any collateral or “fall-out” benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Portfolios. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed the Subadvisers’ financial statements and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreements and to continue to provide the Portfolios with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale.  The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolios. The Board considered that as a result of being part of the SunAmerica fund complex, the Portfolios share common resources and may share certain expenses, and if the size of the complex increases, each Portfolio could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of SunAmerica as it adds labor and capital to expand the scale of operations. The Board also took into account that the management fee arrangements included breakpoints that will adjust the fee downward as the size of Portfolios increase, thereby allowing the shareholders to participate in any economies of scale. The Board concluded that the Portfolios’ management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers’ management of the Portfolios because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors.  In consideration of the Advisory Agreement and Subadvisory Agreements, the Board also received information regarding SunAmerica’s and the Subadvisers’ brokerage and soft dollar practices. The Board considered that SunAmerica and the Subadvisers are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which included information on brokerage commissions and execution throughout the year and that commissions paid had generally been reasonable and the quality of brokerage execution had generally been high. The Board also considered the benefits SunAmerica and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage.

Conclusion.  After a full and complete discussion, the Board approved the Advisory Agreement and the Subadvisory Agreements, each for a one-year period ending August 31, 2010. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreements were fair and reasonable and in the best interests of the Portfolios and the Portfolios’ shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

ANCHOR SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION — (unaudited)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Portfolios and other investment companies within the Fund Complex.

Number of
		Term of		Portfolios
		Office and		in Fund
Name,	Position Held	Length of		Complex
Address and	With SunAmerica	Time	Principal Occupations	Overseen by	Other Directorships Held
Date of Birth*	Complex	Served(1)	During Past 5 Years	Trustee(2)	by Trustee(3)

Disinterested Trustees
Samuel M. Eisenstat DOB: March 7, 1940	Chairman of the Board	1986-present	Attorney, sole practitioner.	39	Director, North European Oil Royal Trust (1996 to present).
Stephen J. Gutman DOB: May 10, 1943	Trustee	1986-present	Vice President and Associate Broker, Corcoran Group (Real Estate) (2002 to present); Managing Member, Beau Brummel — Soho LLC (Licensing of menswear specialty retailing and other activities) (1995 to 2009); President, SJG Marketing, Inc. (2009 to present).	39	None
William J. Shea DOB: February 9, 1948	Trustee	2004-present	Executive Chairman, Lucid, Inc. (Medical Technology and Information) (2007 to present); Managing Partner, DLB Capital, LLC (Private Equity) (2006 to 2007);	39	Chairman of the Board, Royal and SunAlliance U.S.A., Inc. (2004 to 2006); Director, Boston Private Financial Holdings (2004 to present); Chairman, Demoullas Supermarkets (1999 to present) NASDAQ OMX BX (2008 to present).
Interested Trustee
Peter A. Harbeck(4) DOB: January 23, 1954	Trustee	1995-present	President, CEO and Director, SAAMCo (1995 to present); Director, SunAmerica Capital Services, Inc. (“SACS”), (1993 to present.); Chairman, Advisor Group, Inc. (2004 to present).	87	None
Officers
John T. Genoy DOB: November 8, 1968	President	2007-present	Chief Financial Officer, SAAMCo (2002 to present); Senior Vice President, SAAMCo (2003 to present); Chief Operating Officer, SAAMCo (2006 to present).	N/A	N/A
Donna M. Handel DOB: June 25, 1966	Treasurer	2002-present	Senior Vice President, SAAMCo (2004 to present).	N/A	N/A
Gregory N. Bressler DOB: November 17, 1966	Secretary and Chief Legal Officer	2005-present	Senior Vice President and General Counsel, SAAMCo (2005 to present).	N/A	N/A
James Nichols DOB: April 7, 1966	Vice President	2006-present	Director, President and CEO, SACS (2006 to present); Senior Vice President, SACS (2002 to 2006) Senior Vice President, SAAMCo (2002 to present).	N/A	N/A
Cynthia A. Gibbons Skrehot SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: December 6, 1967	Vice President and Chief Compliance Officer	2002-present	Vice President SAAMCo (2002 to present); Chief Compliance Officer, SAAMCo (2002 to 2006).	N/A	N/A

Gregory R. Kingston SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: January 18, 1966	Vice President and Assistant Treasurer	2003-present	Vice President, SAAMCo (2001 to present).	N/A	N/A

ANCHOR SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION — (unaudited) — (continued)

Number of
		Term of		Portfolios
		Office and		in Fund
Name,	Position Held	Length of		Complex
Address and	With SunAmerica	Time	Principal Occupations	Overseen by	Other Directorships Held
Date of Birth*	Complex	Served(1)	During Past 5 Years	Trustee(2)	by Trustee(3)

Nori L. Gabert SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: August 15, 1953	Vice President and Assistant Secretary	2002-present	Vice President and Deputy General Counsel, SAAMCo (2005 to present).	N/A	N/A

Matthew J. Hackethal DOB: December 31, 1971	Anti-Money Laundering Compliance Officer	2006 to present	Chief Compliance Officer, SAAMCo (2006 to present); Vice President, Credit Suisse Asset Management (2001 to 2006); CCO, Credit Suisse Alternative Funds (2005 to 2006).	N/A	N/A

*	Unless indicated otherwise, the business address for each Trustee and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1)	Trustees serve until their successors are duly elected and qualified, subject to the Trustee’s retirement plan discussed in Note 8 of the financial statements.

(2)	The “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The “Fund Complex” includes the SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (14 portfolios,) Anchor Series Trust (9 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (35 portfolios), VALIC Company I (33 portfolios), VALIC Company II (15 funds), SunAmerica Specialty Series (3 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund) and SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund).

(3)	Directorships of companies required for reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the Investment Company Act of 1940, as amended.

(4)	Interested Trustee, as defined within the Investment Company Act of 1940, as amended, because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.

ANCHOR SERIES TRUST
SHAREHOLDERS TAX INFORMATION — (unaudited)

Certain tax information regarding Anchor Series Trust is required to be provided to shareholders based upon each Portfolio’s income and distributions for the taxable year ended December 31, 2010. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2010.

During the year ended December 31, 2010 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

						Qualifying %
						for the 70%
		Net	Net	Net		Dividends
	Total	Investment	Short-Term	Long-Term	Return	Received
	Dividends	Income	Capital Gains	Capital Gains	of Capital	Deductions

Money Market Portfolio — Class 1	$0.00	$0.00	$—	$—	$0.00	—%
Government and Quality Bond Portfolio — Class 1	0.63	0.63	—	—	—	—
Government and Quality Bond Portfolio — Class 2	0.61	0.61	—	—	—	—
Government and Quality Bond Portfolio — Class 3	0.59	0.59	—	—	—	—
Asset Allocation Portfolio — Class 1	0.34	0.34	—	—	—	36.87
Asset Allocation Portfolio — Class 2	0.33	0.33	—	—	—	36.87
Asset Allocation Portfolio — Class 3	0.32	0.32	—	—	—	36.87
Growth and Income Portfolio — Class 1	0.00	0.00	—	—	—	100.00
Growth Portfolio — Class 1	0.13	0.13	—	—	—	100.00
Growth Portfolio — Class 2	0.11	0.11	—	—	—	100.00
Growth Portfolio — Class 3	0.09	0.09	—	—	—	100.00
Capital Appreciation Portfolio — Class 1	0.04	0.04	—	—	—	100.00
Capital Appreciation Portfolio — Class 2	0.01	0.01	—	—	—	100.00
Capital Appreciation Portfolio — Class 3	—	—	—	—	—	100.00
Natural Resources Portfolio — Class 1	2.93	0.36	—	2.57	—	68.92
Natural Resources Portfolio — Class 2	2.88	0.31	—	2.57	—	68.92
Natural Resources Portfolio — Class 3	2.84	0.27	—	2.57	—	68.92
Multi-Asset Portfolio — Class 1	0.08	0.08	—	—	—	69.94
Strategic Multi-Asset Portfolio — Class 1	—	—	—	—	—	—

COMPARISONS: PORTFOLIOS VS. INDEXES — (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in each Portfolio (except Money Market) to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2010. Importantly, such indices represent “paper” Portfolios and do not reflect the costs and expenses of actual investing.

The following graphs and tables show the performance of the Portfolios at the Anchor Series Trust level and include all trust expenses, but no insurance company expenses associated with the variable annuity and no insurance company contingent deferred sales charge. No expenses are deducted from the performance of the indices. All dividends are assumed to be reinvested.

Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Money Market Portfolio — Class 1

The Money Market Portfolio — Class 1 posted a return of 0.01% in calendar year 2010.

During the year, yields on 2-year Treasury notes decreased 54 basis points to end the year at 0.59%, while three-month Treasury bills increased 7 basis points to 0.12%. LIBOR rates (3 and 6-month) slightly increased during the year as 3-month LIBOR increased 5 basis points to 0.30% and 6-month LIBOR increased 3 basis points to 0.46%.

The positioning and composition of the Portfolio at the end of 2010 had shifted since the prior year end. The Portfolio’s yield to maturity slightly declined to 0.15% from 0.16% at the prior year end. The average days to maturity for the Portfolio also decreased to 50 days from 56 days. During the year, the allocation to Floating Rate notes decreased to 1% from 6%, while the 57% allocation to U.S. Agency securities decreased significantly from 75% at the prior year end. This was offset by an increase in the Portfolio’s cash and cash equivalents to 21% from 2%. As of the calendar year end, the Portfolio also had a 21% exposure to Bank Products, which was up slightly from 18% one year ago.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Fixed-Income Portfolios

Government and Quality Bond Portfolio — Class 1

Government and Quality Bond Portfolio
Average Annual Total Returns as of 12/31/10
	Class 1*	Class 2*	Class 3*
1-year	4.98%	4.83%	4.74%
5-year	4.63%	4.48%	4.38%
10-year	4.78%	N/A	N/A
Since Inception	7.49%	4.55%	3.74%

*Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

The Barclays Capital U.S. Aggregate A or Better Index is a subset of the Barclays Capital Aggregate Index, and indices, which include components for government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Barclays Capital U.S. Aggregate A or Better excludes BBB bonds.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Government and Quality Bond Portfolio — Class 1 gained 4.98% for the reporting period ended December 31, 2010, compared to the 6.17% return for the Barclays Capital U.S. Aggregate A or Better Index.

Within the Barclays Capital U.S. Aggregate A or Better Index, non-Treasury fixed income sectors outperformed Treasuries during the year. Commercial mortgage-backed securities (+20.4%) was the best performing sector, followed by High Yield (+15.1%), Emerging Markets Debt (+11.8%), and U.S. Credit (+8.5%) securities.

The Portfolio’s duration and yield curve positioning detracted the most from relative performance during the year. Security selection within commercial mortgage-backed securities (CMBS) also detracted from relative results. Negative relative results were partially offset by positive performance from the Portfolio’s overweight allocation to and security selection within investment-grade credit, particularly in Financial issuers. The Portfolio also benefited from security selection within US mortgage-backed securities (MBS).

During the period, the Government and Quality Bond portfolio utilized bond futures for duration and yield curve management. The relative impact of duration and yield curve positioning was negative during the period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Fixed-Income Portfolios — (continued)

Asset Allocation Portfolio† — Class 1

Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/10
	Class 1*	Class 2*	Class 3*
1-year	13.89%	13.69%	13.61%
5-year	5.29%	5.12%	5.01%
10-year	5.18%	N/A	N/A
Since Inception	7.61%	5.72%	8.04%

*Inception date for Class 1: 07/01/93; Class 2: 07/09/01; Class 3: 09/30/02

The Blended Index consists of 40% Barclays Capital U.S. Aggregate Index and 60% S&P 500® Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components.

The Barclays Capital U.S. Aggregate Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

†Performance information shown for periods prior to November 24, 2003 is that of the corresponding series of SunAmerica Series Trust that was reorganized into the Portfolio on November 24, 2003, the “Prior Asset Allocation Portfolio”. The Prior Asset Allocation Portfolio had the same investment goal, and investment strategies and policies as does the Portfolio, and was also managed by the same portfolio managers.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Asset Allocation Portfolio — Class 1 returned 13.89% for 2010 compared to a 15.06% return for the S&P 500 Index, 6.54% return for the Barclays Capital U.S. Aggregate Index, and a 12.13% return for the blended benchmark of 60% S&P 500 / 40% Barclays Capital U.S. Aggregate Index.

In general, stocks outperformed bonds during the period, particularly during the second half of the year. Specifically, mid-cap, small-cap stocks and REITs outperformed the large-cap group during the year, with only modest differences between the growth and value segments.

Over the course of 2010, the Portfolio specifically maintained an equity allocation above 60%, ending the year at 64.6%. This overweight positioning in equities proved beneficial to performance for the year overall, though having a negative impact during the equity slump in the second quarter.

Moreover, the Portfolio’s allocations to mid-cap, small-cap, and REITs also proved beneficial for the year. With regards to fixed income, the Portfolio’s allocations to investment grade corporate bonds and high yield bonds were beneficial. Within domestic equities, allocations to the Consumer Discretionary, Materials, and Industrial sectors provided positive contributions, partially offset by weaker performance in Health Care and Utilities sectors. The Portfolio’s underweight in Energy stocks limited the benefits to the Portfolio from that sector’s strong performance.

Due to the Portfolio’s large number of individual holdings (over 700) and small position sizes (none over 1%), individual security impacts are minimal.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Equity Portfolios

Growth and Income Portfolio — Class 1

Growth and Income Portfolio
Average Annual Total Returns as of 12/31/10
Class 1*
1-year	11.93%
5-year	2.28%
10-year	0.53%
Since Inception	6.96%

*Inception date for Class 1: 03/23/87

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Growth and Income Portfolio — Class 1 posted a return of 11.93%, underperforming the S&P 500 Index advance of 15.06%.

During the reporting period, all ten sectors within the S&P 500 Index posted positive results. Consumer Discretionary (+27.7%) and Industrials (+26.9%) delivered the strongest returns, while Health Care (+2.9%) and Utilities (+5.5%) lagged.

Security selection was the primary reason for underperformance, with security selection in Energy, Information Technology, and Consumer Discretionary detracting the most from relative results. Within Energy, Apache, Noble Corporation, and CONSOL Energy were among the largest detractors from relative returns. Within Information Technology, Cisco Systems, Hewlett-Packard, and an underweight position in Apple hurt relative performance. Consumer Discretionary holdings ITT Educational Services and Buckle also hurt results.

Stock selection in the Materials and Industrials sectors contributed positively to relative performance during the year. Within Materials, positions in Freeport-McMoRan, Agrium, and Rio Tinto contributed most to relative performance. Within Industrials, owning WESCO International, Honeywell, and Deere helped relative results.

Overall sector allocation did not have a meaningful impact on the Portfolio’s relative results. The Portfolio benefitted from underweight allocations to Utilities and Health Care, but this was offset by the negative impact of an underweight to Consumer Discretionary and overweight to Information Technology.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Equity Portfolios — (continued)

Growth Portfolio — Class 1

Growth Portfolio
Average Annual Total Returns as of 12/31/10
	Class 1*	Class 2*	Class 3*
1-year	14.10%	13.96%	13.89%
5-year	3.28%	3.12%	3.02%
10-year	2.06%	N/A	N/A
Since Inception	10.27%	3.39%	8.03%

*Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

The Russell 3000® Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the twelve month reporting period ending December 31, 2010, the Growth Portfolio — Class 1 returned 14.10%, underperforming the Russell 3000 Index return of 16.93%.

All sectors within the Russell 3000 Index posted positive returns for the year. Consumer Discretionary (+30.1%) and Industrials (+27.2%) were the strongest performing sectors, while Health Care (+6.0%) and Utilities (+7.2%) lagged.

Relative underperformance was driven by weak stock selection within the Information Technology and Energy sectors. Within Information Technology, owning Cisco Systems and Hewlett Packard detracted from relative results, as did not owning the strong performing stock Apple for some of the period. Within Energy, Noble Corporation and CONSOL Energy weighed on relative results.

Stock selection was stronger within the Industrials and Materials sectors. Within Industrials, WESCO International and Dyncorp International contributed to relative returns. Within Materials, Agrium and Freeport-McMoRan contributed most to relative results.

Sector allocation did not have an overall impact on relative performance during the year, as positive results from underweight allocations to Health Care and Utilities were offset by the negative impact of an overweight to both Information Technology and Materials, and an underweight to Consumer Discretionary.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Equity Portfolios — (continued)

Capital Appreciation Portfolio — Class 1

Capital Appreciation Portfolio
Average Annual Total Returns as of 12/31/10
	Class 1*	Class 2*	Class 3*
1-year	22.72%	22.53%	22.43%
5-year	7.34%	7.17%	7.07%
10-year	4.49%	N/A	N/A
Since Inception	12.09%	5.72%	11.04%

*Inception date for Class 1: 03/23/87; Class 2: 07/09/01; Class 3: 09/30/02

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the reporting year ended December 31, 2010, the Capital Appreciation Portfolio — Class 1 returned 22.72%, significantly outperforming the Russell 3000 Growth Index, which advanced 17.64%.

Within the Russell 3000 Growth Index, eight of the ten sectors posted double-digit gains, led by the Consumer Discretionary (+31.0%) and Industrials (+28.1%) sectors. Utilities (-11.0%) was the only sector to post a decline.

Relative Portfolio outperformance was primarily due to strong security selection with the Information Technology, Materials, and Health Care sectors. Within Information Technology, positions in Riverbed Technology, Skyworks Solutions, and SanDisk were among the top contributors to relative results. Within Materials, Cliffs Natural Resources and Mosaic were among the top contributors to relative performance. In Health Care, positions in Edwards Lifesciences and SXC Health Solutions were the top relative contributors.

Stock selection in the Consumer Discretionary sector detracted from relative results during the year. DreamWorks Animation and Urban Outfitters were the largest detractors in this sector. Also significantly detracting from the Portfolio’s overall relative results were Information Technology holdings NVIDIA and Equinix, and Health Care holding Auxilium Pharmaceuticals.

The overall impact of sector allocations was slightly negative for the year, driven largely by an underweight to the Energy and Materials sectors, and an overweight to Health Care.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Equity Portfolios — (continued)

Natural Resources Portfolio — Class 1

Natural Resources Portfolio
Average Annual Total Returns as of 12/31/10
	Class 1*	Class 2*	Class 3*
1-year	16.20%	16.01%	15.93%
5-year	10.06%	9.90%	9.79%
10-year	16.68%	N/A	N/A
Since Inception	11.91%	17.34%	20.81%

*Inception date for Class 1: 01/04/88; Class 2: 07/09/01; Class 3: 09/30/02

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Morgan Stanley Capital International (MSCI)/S&P World Metals & Mining Index consists of companies conducting business in the following industries: aluminum, diversified metals and mining, gold, precious metals and minerals, and steel.

MSCI/S&P World Oil & Gas Index is comprised of integrated oil companies engaged in the exploration, production, refinement, transportation, distribution, and marketing of oil and gas products.

The MSCI/S&P World Energy, Equipment & Services Index is comprised of manufacturers of oil rigs and drilling equipment, and providers of drilling services and manufacturers of equipment for and providers of services to the oil and gas industry, including seismic data collection services.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the twelve month reporting period ended December 31, 2010, the Natural Resources Portfolio — Class 1 returned 16.20%, outperforming the 15.06% advance for the S&P 500 benchmark index.

During the calendar 2010 reporting period, eight of the ten sectors within the S&P 500 Index posted double-digit gains, led by the Consumer Discretionary (27.7%), Industrials (26.9%), and Materials (22.1%) sectors. The Health Care (2.9%) and Utilities (5.5%) sectors lagged the Index. The Energy sector returned 20.5% during the period, leading the S&P 500 Index higher.

Most natural resources commodity prices also gained during the period as evidenced by commodity index returns. Precious metals and industrial metals led the commodities sectors.

Relative outperformance was primarily due to sector positioning as an overweight to both the Materials and Energy sectors helped relative results. Security selection in the Materials sector was also positive. Within Materials, overweight positions in Rio Tinto and Freeport-McMoRan contributed most to relative returns. Security selection within the Energy sector had a negative impact on relative performance for the period. Furthermore, the position in BP, a non-benchmark holding, detracted most from relative results. Conversely, positions in Cameco and PT Bumi Resources, both stocks not part of the S&P 500 Index, contributed most to relative results.

From a regional perspective, the Portfolio’s exposure to companies headquartered in Australia, Canada, and the UK contributed to relative results while holdings within France, Russia, and India underperformed.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Balanced Portfolios

Multi-Asset Portfolio — Class 1

				Barclays Capital
	Multi-Asset Portfolio,	S&P 500(R)		U.S. Aggregate
	Class 1	Index	Blended Index	Index
12/31/2000	10000.00	10000.00	10000.00	10000.00
1/31/2001	10242.00	10354.80	10272.10	10163.00
2/28/2001	9747.00	9410.65	9743.50	10251.40
3/31/2001	9364.00	8814.48	9392.00	10302.70
4/30/2001	9788.00	9499.46	9817.61	10259.40
5/31/2001	9909.00	9563.10	9879.17	10321.00
6/30/2001	9707.00	9330.34	9749.46	10360.20
7/31/2001	9727.00	9238.53	9769.75	10592.30
8/31/2001	9343.00	8660.20	9443.49	10714.10
9/30/2001	8951.00	7960.89	9025.33	10838.30
10/31/2001	9108.00	8112.70	9195.43	11064.90
11/30/2001	9544.00	8735.02	9574.98	10912.20
12/31/2001	9569.00	8811.54	9604.53	10842.80
1/31/2002	9423.00	8682.98	9548.36	10930.60
2/28/2002	9326.00	8515.58	9470.38	11036.50
3/31/2002	9496.00	8835.85	9629.78	10852.90
4/30/2002	9060.00	8300.13	9345.53	11063.40
5/31/2002	9024.00	8238.96	9332.66	11157.40
6/30/2002	8660.00	7652.01	8962.82	11253.90
7/31/2002	8333.00	7055.54	8581.58	11389.70
8/31/2002	8369.00	7101.89	8666.12	11581.90
9/30/2002	7866.00	6330.06	8150.15	11769.60
10/31/2002	8253.00	6887.23	8568.10	11715.90
11/30/2002	8616.00	7292.61	8870.33	11712.80
12/31/2002	8328.00	6864.17	8622.22	11954.70
1/31/2003	8178.00	6684.70	8489.69	11965.00
2/28/2003	8141.00	6584.26	8454.70	12130.60
3/31/2003	8166.00	6648.01	8501.95	12121.20
4/30/2003	8553.00	7195.34	8947.12	12221.30
5/31/2003	8866.00	7574.09	9288.82	12449.10
6/30/2003	8954.00	7670.84	9353.85	12424.40
7/31/2003	9004.00	7806.15	9343.10	12006.70
8/31/2003	9129.00	7958.09	9474.50	12086.40
9/30/2003	9081.00	7873.83	9502.28	12406.30
10/31/2003	9363.00	8319.02	9794.19	12290.70
11/30/2003	9375.00	8392.12	9854.49	12320.00
12/31/2003	9734.00	8831.94	10200.00	12445.40
1/31/2004	9810.00	8994.02	10341.50	12545.60
2/29/2004	9900.00	9118.99	10467.20	12681.30
3/31/2004	9810.00	8981.39	10400.40	12776.40
4/30/2004	9644.00	8840.65	10208.30	12443.90
5/31/2004	9682.00	8961.94	10278.40	12394.10
6/30/2004	9823.00	9136.16	10419.20	12464.10
7/31/2004	9618.00	8833.76	10249.00	12587.70
8/31/2004	9670.00	8869.44	10343.00	12827.80
9/30/2004	9700.00	8965.50	10420.70	12862.60
10/31/2004	9752.00	9102.47	10547.50	12970.40
11/30/2004	9934.00	9470.64	10775.00	12867.00
12/31/2004	10182.00	9792.93	11030.70	12985.40
1/31/2005	10064.00	9554.28	10894.70	13066.90
2/28/2005	10116.00	9755.30	11010.80	12989.80
3/31/2005	9986.00	9582.63	10875.20	12923.00
4/30/2005	9999.00	9400.85	10804.10	13097.90
5/31/2005	10221.00	9699.70	11052.40	13239.60
6/30/2005	10195.00	9713.60	11084.30	13311.80
7/31/2005	10416.00	10074.70	11297.60	13190.80
8/31/2005	10481.00	9982.70	11288.10	13359.80
9/30/2005	10511.00	10063.50	11303.80	13222.10
10/31/2005	10330.00	9895.75	11161.10	13117.50
11/30/2005	10538.00	10270.00	11433.40	13175.60
12/31/2005	10580.00	10273.50	11475.50	13300.80
1/31/2006	10733.00	10545.50	11660.00	13301.60
2/28/2006	10691.00	10574.00	11694.40	13345.70
3/31/2006	10719.00	10705.70	11743.80	13214.70
4/30/2006	10844.00	10849.50	11833.00	13190.80
5/31/2006	10608.00	10537.20	11626.60	13176.70
6/30/2006	10594.00	10551.50	11646.90	13204.70
7/31/2006	10649.00	10616.60	11747.50	13383.20
8/31/2006	10844.00	10869.20	11980.60	13588.10
9/30/2006	10948.00	11149.30	12204.90	13707.40
10/31/2006	11134.00	11512.60	12474.40	13798.10
11/30/2006	11335.00	11731.50	12669.90	13958.20
12/31/2006	11397.00	11896.10	12753.10	13877.20
1/31/2007	11521.00	12076.00	12869.80	13871.50
2/28/2007	11428.00	11839.80	12790.70	14085.40
3/31/2007	11583.00	11972.20	12879.20	14085.80
4/30/2007	11923.00	12502.50	13248.40	14161.80
5/31/2007	12202.00	12938.80	13493.20	14054.40
6/30/2007	12109.00	12723.90	13347.20	14012.80
7/31/2007	12016.00	12329.30	13140.60	14129.80
8/31/2007	12140.00	12514.20	13317.40	14302.90
9/30/2007	12528.00	12982.20	13653.60	14411.40
10/31/2007	12750.00	13188.70	13829.30	14540.90
11/30/2007	12460.00	12637.30	13571.30	14802.40
12/31/2007	12358.00	12549.60	13529.90	14844.00
1/31/2008	11950.00	11796.90	13124.10	15093.40
2/29/2008	11865.00	11413.60	12875.80	15114.30
3/31/2008	11779.00	11364.30	12858.50	15165.80
4/30/2008	12154.00	11917.70	13225.50	15134.10
5/31/2008	12205.00	12072.10	13295.20	15023.10
6/30/2008	11643.00	11054.40	12620.10	15011.10
7/31/2008	11524.00	10961.40	12553.70	14998.80
8/31/2008	11592.00	11119.90	12705.20	15141.10
9/30/2008	10818.00	10129.00	11966.90	14937.80
10/31/2008	9432.00	8427.86	10662.50	14585.20
11/30/2008	9021.00	7823.16	10325.00	15059.90
12/31/2008	9158.00	7906.40	10525.80	15621.80
1/31/2009	8846.00	7240.00	9960.99	15484.00
2/28/2009	8358.00	6469.09	9311.54	15425.50
3/31/2009	8826.00	7035.75	9846.33	15639.90
4/30/2009	9412.00	7709.14	10428.30	15714.80
5/31/2009	9881.00	8140.31	10804.80	15828.70
6/30/2009	9764.00	8156.43	10839.20	15918.70
7/31/2009	10369.00	8773.38	11392.50	16175.50
8/31/2009	10662.00	9090.10	11680.60	16343.00
9/30/2009	11015.00	9429.34	11985.10	16514.70
10/31/2009	10855.00	9254.17	11872.30	16596.30
11/30/2009	11315.00	9809.24	12353.40	16811.10
12/31/2009	11355.00	9998.75	12429.00	16548.30
1/31/2010	11155.00	9639.10	12227.20	16801.10
2/28/2010	11355.00	9937.72	12470.50	16863.80
3/31/2010	11735.00	10537.40	12916.70	16843.10
4/30/2010	11815.00	10703.80	13086.20	17018.50
5/31/2010	11195.00	9849.05	12497.90	17161.60
6/30/2010	10795.00	9333.45	12174.00	17430.80
7/31/2010	11375.00	9987.35	12731.30	17616.80
8/31/2010	11095.00	9536.53	12443.80	17843.40
9/30/2010	11748.00	10387.60	13114.80	17862.50
10/31/2010	12011.00	10782.80	13430.60	17926.00
11/30/2010	11951.00	10784.20	13404.70	17823.00
12/31/2010	12377.00	11504.90	13891.70	17630.80

Multi-Asset Portfolio
Average Annual Total Returns as of 12/31/10
Class 1*
1-year	9.00%
5-year	3.19%
10-year	2.16%
Since Inception	7.37%

*Inception date for Class 1: 03/23/87

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Barclays Capital U.S. Aggregate Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

The Blended Index consists of 60% S&P 500® Index, 35% Barclays Capital U.S. Aggregate Index, and 5% 3-month T-bill. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Multi-Asset Portfolio returned 9.00%, underperforming the 15.06% return of the S&P 500 Index, and the 11.77% return of its blended benchmark, which is comprised of 60% S&P 500, 35% Barclays Capital U.S. Aggregate Index, and 5% 3-month T-Bill. Both the equity and fixed income allocations underperformed their respective portions of the custom benchmark for the year.

During the reporting period, all ten sectors within the S&P 500 Index posted positive results. Consumer Discretionary (+27.7%) and Industrials (+26.9%) posted the strongest returns, while Health Care (+2.9%) and Utilities (+5.5%) lagged. The Barclays Capital U.S. Aggregate Index returned 6.6% for the year.

Within the equity portion, security selection within Energy, Information Technology, and Consumer Discretionary detracted most from relative results. Within Energy, Apache, Noble Corporation, and Halliburton were among the largest detractors from relative returns. Within Information Technology, Cisco Systems, Hewlett-Packard, and an underweight position in Apple hurt relative performance. Consumer Discretionary holdings ITT Educational Services and Buckle also hurt relative results. Stock selection in the Materials and Industrials sectors contributed to relative performance during the year. Within Materials, positions in Freeport-McMoRan, Agrium, and Rio Tinto contributed most to relative performance. Within Industrials, owning WESCO International, Honeywell, and Deere helped relative results.

Balanced Portfolios — (continued)

Multi-Asset Portfolio — Class 1 — (continued)

Within the fixed income portion, duration and yield curve positioning was the primary reason for underperformance. Not owning commercial mortgage-backed (CMBS) securities also detracted from relative results. Security selection within the investment grade credit sector and an overweight allocation to mortgage-backed securities (MBS) contributed to relative results for the year.

During the period, futures contracts were used to adjust the Portfolio’s overall equity and bond market exposure, and to manage duration and yield curve positioning within the fixed income portfolio. The overall impact of these positions was slightly negative during the period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Balanced Portfolios — (continued)

Strategic Multi-Asset Portfolio — Class 1

			Citigroup World
			Gov’t Bond
	Strategic Multi-Asset		Index, U.S.
	Portfolio, Class	MSCI AC	$ hedged,
	1	World Index	equal weighted	Blended Index
12/31/2000	10000.00	10000.00	10000.00	10000.00
1/31/2001	10310.00	10252.80	10097.50	10195.80
2/28/2001	9807.00	9390.18	10170.50	9662.33
3/31/2001	9262.00	8758.07	10230.00	9258.31
4/30/2001	9850.00	9396.00	10109.60	9665.43
5/31/2001	9797.00	9291.25	10117.20	9599.02
6/30/2001	9626.00	9006.59	10143.40	9416.72
7/31/2001	9465.00	8864.64	10282.10	9360.25
8/31/2001	9241.00	8457.25	10420.90	9119.84
9/30/2001	8438.00	7684.73	10489.30	8597.34
10/31/2001	8634.00	7848.03	10716.70	8772.77
11/30/2001	9138.00	8330.68	10615.90	9099.42
12/31/2001	9264.00	8408.76	10505.70	9127.15
1/31/2002	9138.00	8178.36	10524.10	8970.02
2/28/2002	9082.00	8118.28	10547.70	8933.86
3/31/2002	9446.00	8484.89	10414.70	9162.98
4/30/2002	9376.00	8216.16	10537.20	9007.32
5/31/2002	9376.00	8227.77	10549.30	9019.30
6/30/2002	8788.00	7725.66	10691.50	8698.64
7/31/2002	8172.00	7077.77	10826.00	8257.90
8/31/2002	8214.00	7096.06	10967.00	8304.60
9/30/2002	7648.00	6317.75	11139.50	7752.26
10/31/2002	8015.00	6782.97	11090.70	8113.63
11/30/2002	8382.00	7154.00	11077.70	8399.66
12/31/2002	8114.00	6812.93	11290.30	8188.15
1/31/2003	8029.00	6614.09	11327.50	8041.32
2/28/2003	7958.00	6498.18	11423.80	7970.64
3/31/2003	8015.00	6473.62	11370.80	7940.35
4/30/2003	8537.00	7051.73	11401.00	8407.98
5/31/2003	8918.00	7462.09	11626.50	8776.29
6/30/2003	9087.00	7605.41	11586.80	8877.21
7/31/2003	9186.00	7774.18	11388.60	8960.06
8/31/2003	9426.00	7958.72	11369.70	9094.20
9/30/2003	9448.00	8009.56	11497.10	9162.91
10/31/2003	9932.00	8495.45	11317.90	9481.73
11/30/2003	10089.00	8625.60	11300.30	9572.10
12/31/2003	10488.00	9172.54	11472.30	10010.70
1/31/2004	10702.00	9329.73	11510.50	10132.60
2/29/2004	10830.00	9501.90	11647.30	10290.60
3/31/2004	10801.00	9451.31	11701.20	10269.70
4/30/2004	10659.00	9234.36	11514.90	10067.90
5/31/2004	10702.00	9312.25	11495.50	10118.40
6/30/2004	10944.00	9500.46	11515.30	10257.10
7/31/2004	10474.00	9199.08	11572.80	10061.50
8/31/2004	10431.00	9258.81	11727.30	10144.90
9/30/2004	10675.00	9453.89	11798.80	10303.20
10/31/2004	10923.00	9687.18	11884.90	10491.70
11/30/2004	11331.00	10219.30	11973.60	10890.70
12/31/2004	11666.00	10617.60	12062.90	11192.00
1/31/2005	11491.00	10394.70	12125.10	11057.60
2/28/2005	11622.00	10759.60	12106.60	11305.90
3/31/2005	11433.00	10527.70	12132.90	11156.20
4/30/2005	11389.00	10301.70	12293.10	11045.80
5/31/2005	11651.00	10501.80	12437.40	11225.50
6/30/2005	11811.00	10612.60	12573.00	11340.60
7/31/2005	12132.00	11007.80	12528.10	11604.30
8/31/2005	12307.00	11096.50	12632.10	11695.80
9/30/2005	12478.00	11433.50	12593.50	11917.50
10/31/2005	12185.00	11127.70	12363.70	11646.90
11/30/2005	12464.00	11538.60	12408.70	11940.90
12/31/2005	12713.00	11825.20	12559.10	12179.00
1/31/2006	13109.00	12410.00	12546.70	12569.00
2/28/2006	13021.00	12396.80	12611.90	12582.00
3/31/2006	13256.00	12662.90	12516.10	12731.10
4/30/2006	13520.00	13090.80	12462.30	12996.50
5/31/2006	13094.00	12585.80	12515.30	12689.90
6/30/2006	13080.00	12585.50	12489.00	12684.10
7/31/2006	12977.00	12674.50	12623.90	12786.10
8/31/2006	13270.00	13009.50	12781.70	13056.30
9/30/2006	13363.00	13164.60	12873.80	13188.20
10/31/2006	13647.00	13661.00	12933.00	13532.40
11/30/2006	14022.00	14053.90	13030.00	13818.60
12/31/2006	14171.00	14371.10	12968.00	14004.10
1/31/2007	14246.00	14517.10	12951.90	14094.50
2/28/2007	14082.00	14446.40	13095.80	14099.50
3/31/2007	14246.00	14742.40	13095.50	14290.00
4/30/2007	14696.00	15403.40	13126.00	14719.30
5/31/2007	15040.00	15877.00	13051.70	14991.40
6/30/2007	15025.00	15836.00	13000.00	14951.10
7/31/2007	15100.00	15597.90	13158.80	14862.80
8/31/2007	15175.00	15561.30	13301.40	14891.10
9/30/2007	16094.00	16401.60	13350.70	15432.60
10/31/2007	16860.00	17044.80	13425.60	15854.60
11/30/2007	16599.00	16298.20	13576.00	15458.60
12/31/2007	16534.00	16122.10	13603.00	15361.30
1/31/2008	15572.00	14805.30	13847.50	14630.40
2/29/2008	15556.00	14854.10	13882.40	14674.10
3/31/2008	15213.00	14642.80	13933.60	14555.50
4/30/2008	15898.00	15470.40	13810.40	15052.40
5/31/2008	16208.00	15729.80	13629.60	15158.30
6/30/2008	15295.00	14443.40	13576.40	14336.00
7/31/2008	14871.00	14072.90	13732.70	14147.50
8/31/2008	14708.00	13775.80	13883.70	14001.00
9/30/2008	13349.00	12059.50	13966.70	12893.10
10/31/2008	11716.00	9672.86	14050.10	11258.00
11/30/2008	11272.00	9043.52	14520.80	10895.20
12/31/2008	11675.00	9375.75	14939.70	11249.60
1/31/2009	11070.00	8577.59	14712.90	10576.00
2/28/2009	10405.00	7743.04	14726.60	9910.18
3/31/2009	10990.00	8385.09	14853.50	10470.00
4/30/2009	11756.00	9382.60	14778.30	11263.80
5/31/2009	12442.00	10328.60	14581.30	11957.00
6/30/2009	12321.00	10274.80	14661.00	11936.30
7/31/2009	13228.00	11182.90	14750.00	12643.80
8/31/2009	13490.00	11587.50	14833.60	12962.80
9/30/2009	14045.00	12122.90	14874.20	13362.70
10/31/2009	13788.00	11938.00	14880.40	13232.00
11/30/2009	14345.00	12434.30	15012.50	13624.80
12/31/2009	14537.00	12695.50	14863.70	13770.30
1/31/2010	14066.00	12149.30	15004.30	13424.30
2/28/2010	14345.00	12308.50	15070.10	13556.50
3/31/2010	15094.00	13106.50	15066.00	14126.60
4/30/2010	15073.00	13135.30	15178.60	14178.60
5/31/2010	14195.00	11901.60	15393.40	13373.30
6/30/2010	13767.00	11539.10	15502.60	13137.00
7/31/2010	14709.00	12481.70	15546.10	13845.70
8/31/2010	14430.00	12050.30	15878.60	13623.50
9/30/2010	15479.00	13207.40	15774.50	14447.10
10/31/2010	15950.00	13687.40	15698.80	14767.70
11/30/2010	15758.00	13388.50	15534.20	14511.70
12/31/2010	16421.00	14372.90	15424.60	15174.60

Strategic Multi-Asset Portfolio
Average Annual Total Returns as of 12/31/10
Class 1*
1-year	12.96%
5-year	5.25%
10-year	5.09%
Since Inception	8.03%

*Inception date for Class 1: 03/23/87

The Morgan Stanley Capital International (MSCI) All Country (AC) World USD Index is a free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets and in 49 global and developed markets. MSCI uses an arbitrary sampling of stocks and aims to capture 85% of the total market capitalization at both the country and industry levels.

The Citigroup World Government Bond Index (U.S. $ hedged, equal-weighted ex-Switzerland) is an equal weighted, total return benchmark designed to cover 20+ investment grade country bond markets. The eleven countries of the European Monetary Union count as one geographic region and, in aggregate, they receive one share of this equal-weighted index.

The Blended Index consists of 65% Morgan Stanley Capital International (MSCI) AC World Index, 30% Citigroup World Government Bond Index (U.S. $ hedged, equal-weighted ex-Switzerland), and 5% 3-month T-Bill. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the twelve month reporting period ended December 31, 2010, the Strategic Multi-Asset Portfolio — Class 1 returned 12.96%, which was in line with the 13.21% return of the MSCI AC World USD Index, but higher than the blended benchmark return of 10.20%. The blended benchmark is comprised of 65% MSCI AC World USD Index, 30% Citigroup World Government Bond Index (US dollar hedged, equal-weighted excluding Switzerland), and 5% 3-month T-Bill.

Global equity markets returned 13.2% for calendar year 2010, as measured by the MSCI AC World USD Index. Emerging Markets advanced the most, finishing the year up 19.2%, while the Pacific Area excluding Japan region followed with a 17.1% return. The United States (+15.1%) and Japan (+15.6%) also posted strong positive returns, measured by the S&P 500 and MSCI Japan Indices, respectively. Europe lagged most other regions, with a return of 4.5% for the year. Within the global fixed income markets, unhedged global bonds (+5.2%) outperformed hedged global bonds (+3.4%) as measured by the Citigroup World Government Bond Indexes.

While the impact of asset allocation decisions was slightly negative for the year due to a modest overweight to fixed income and underweight to equities, both the global equity and

Balanced Portfolios — (continued)

Strategic Multi-Asset Portfolio — Class 1 — (continued)

global fixed income portions of the Portfolio outperformed their respective portions of the blended benchmark for the year.

In the global equity portion of the Portfolio, strong stock selection was the main driver of outperformance. Selection was strongest in Financials, Information Technology, and Industrials. Results from sector allocation did not have a material impact on overall relative performance, as positive results from underweights to Financials and Utilities were offset by negative results from underweights to Materials and Consumer Staples. From a regional and country perspective, security selection within North America and Europe were among the greatest contributors to relative results. Stock selection in Middle Eastern and Asian equities, coupled with an underweight allocation to Emerging Markets hurt relative performance during the period.

Within the global bond portion of the Portfolio, duration positioning and credit decisions contributed most to outperformance, while country decisions did not have a meaningful impact on relative performance.

During the period, futures contracts were used to manage duration. Duration positioning contributed to relative performance during the period. Currency forwards were used to protect securities against changes in future foreign exchange rates, as well as to enhance returns. Currency decisions helped relative results during the period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

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Item 2.	Code of Ethics.
Anchor Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2010, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that William J. Shea, the Chairman of the registrant’s Audit Committee, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Mr. Shea is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2009	2010
(a) Audit Fees	$253,649	$254,567
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$53,460	$53,460
(d) All Other Fees	$0	$0
Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.
Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2009	2010
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0
(e)
(1)	The registrant’s Audit Committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee charter.

(2)	No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2010 and 2009 were $83,445 and $156,385 respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Investments.
Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.
(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust
By:	/s/ John T. Genoy
John T. Genoy
President
Date: March 9, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: March 9, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: March 9, 2011